Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (this “Amendment”) for the fiscal year ended December 31, 2012, originally filed on February 12, 2013 (the “Form 20-F”) of Elan Corporation, plc is being filed solely to amend Item 18 of the Form 20-F. Item 18 has been amended to: • Restate the Consolidated Balance Sheet and the Consolidated Statement of Changes in Shareholders’ Equity as of, and for the year ended, December 31, 2012 to reverse an entry reducing additional paid-in capital ("APIC") by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company. In accordance with the provisions of Irish Company Law, we initiated formal court proceedings during 2012 to reduce our share capital by cancelling some of our share premium account (which does not constitute distributable reserves under Irish Company Law), with a corresponding reduction in and elimination of our retained loss (accumulated deficit) to create distributable reserves. On July 19, 2012, we obtained Irish High Court approval to reduce the share premium account (APIC) of the Company by $6,199.9 million and use these reserves to offset the accumulated deficit of the Company, with the balance to be treated as retained earnings which shall be available for distribution. Accordingly, in the Form 20-F filed on February 12, 2013, we presented this reduction in share premium (APIC) with the corresponding offset to accumulated deficit to reflect the components of equity in accordance with Irish Company Law. Because a reduction in accumulated deficit mandated through formal court proceedings is not recognized under U.S. GAAP, in this Amendment, we have reversed the entry by increasing APIC and reducing accumulated surplus by $6,199.9 million within shareholders’ equity on the Consolidated Balance Sheet as of December 31, 2012. No financial periods prior to 2012 were impacted. The impact of reversing the reduction in the share premium account (APIC) of the Company by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company does not have any impact on the Consolidated Statement of Operations or the Consolidated Statement of Cash Flows of the Company for the year ended December 31, 2012. In addition, the reversal has no impact on the Company’s International Financial Reporting Standards accounting treatment for the transaction or on the legally available distributable reserves of the Company under Irish Company Law. Additional information has been provided in Note 26 to the Consolidated Financial Statements on the distributable reserves of the Parent Company under Irish Company Law. • Provide additional detail on the accounting policy for Research and Development in Note 2 to the Consolidated Financial Statements; • Provide additional information in Note 11 to the Consolidated Financial Statements on recognition of deferred interest as a deferred tax asset; and • Amend the presentation of discontinued operations in Note 37 to the Consolidated Financial Statements and provide additional information on restricted transactions of Elan Corporation, plc and its subsidiaries, as guarantors. This Amendment also contains new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, which are attached hereto as Exhibits 12.1, 12.2, 13.1 and 13.2. All other Items of the Form 20-F are unaffected by the changes described above and have been omitted from this Amendment. This Amendment continues to speak as of the date of the original filing of the Form 20-F and except for the changes noted above, does not purport to amend, update or restate (other than as described above) the information contained in the Form 20-F filed on February 12, 2013, or reflect any events that have occurred after the Form 20-F was filed. This Amendment should be read in conjunction with the Company’s SEC filings made subsequent to the filing of the 2012 Form 20-F.
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ELN
Entity Registrant Name	ELAN CORP PLC
Entity Central Index Key	0000737572
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	594,949,536
Entity Voluntary Filers	No

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations
Product revenue	$ 0.2	$ 4	$ 43.1
Contract revenue			1
Total revenue	0.2	4	44.1
Cost of sales	0.2	0.8	12.2
Gross margin		3.2	31.9
Operating expenses:
Selling, general and administrative expenses	113.6	107.2	124.2
Research and development expenses	95	106.8	128.5
Other net charges	168.9	24.3	52.8
Settlement reserve charge			206.3
Net gain on divestment of business			(1)
Total operating expenses	377.5	238.3	510.8
Operating loss	(377.5)	(235.1)	(478.9)
Net interest and investment gains and losses:
Net interest expense	56.6	104.9	118.4
Net loss on equity method investments	221.8	81.1	26
Net charge on debt retirement	76.1	47	3
Net investment losses/(gains)	1.2	(2.6)	(12.8)
Net interest and investment gains and losses	355.7	230.4	134.6
Net loss before income taxes	(733.2)	(465.5)	(613.5)
Benefit from income taxes	(360.5)	(12)	(52.2)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014	236.6
Net (loss)/income for the year	$ (137.4)	$ 560.5	$ (324.7)
Basic and diluted net income/(loss) per Ordinary Share
Continuing operations	$ (0.63)	$ (0.77)	$ (0.96)
Discontinued operations	$ 0.4	$ 1.73	$ 0.4
Total attributable to the ordinary shareholders of the Parent Company	$ (0.23)	$ 0.95	$ (0.56)
Basic and diluted weighted-average number of Ordinary Shares outstanding - continuing, discontinued and total operations	592.4	587.6	584.9

Statements Of Consolidated Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss)/income for the year	$ (137.4)	$ 560.5	$ (324.7)
Other comprehensive income/(loss):
Unrealized gains/(losses) on investment securities	17.5	(1.5)	(2.8)
Unrealized loss on defined benefit pension plans	(24.7)	(3.9)	(4.1)
Currency translation adjustments		11.1	(0.1)
Other comprehensive (loss)/income	(7.2)	5.7	(7)
Total comprehensive (loss)/income	(144.6)	566.2	(331.7)
Total comprehensive (loss)/income arises from:
Continuing operations	(379.9)	(447.8)	(568.3)
Discontinued operations	235.3	1,014	236.6
Total comprehensive (loss)/income	$ (144.6)	$ 566.2	$ (331.7)

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 431.3	$ 271.7
Restricted cash and cash equivalents - current	2.6	2.6
Assets held for sale	220.1
Accounts receivable	193.5	167.7
Investment securities - current	167.9	0.3
Inventory	24.9	23.8
Deferred tax assets - current	380.9	26.2
Prepaid and other current assets	13.2	25.7
Total current assets	1,409.5	518
Property, plant and equipment, net	12.7	83.2
Goodwill and other intangible assets, net	99	309.9
Equity method investments	14	675.8
Investment securities - non-current	8.6	9.8
Restricted cash and cash equivalents - non-current	13.7	13.7
Deferred tax assets - non-current	64.6	118.9
Other assets	18.1	24.5
Total assets	1,640.2	1,753.8
Current Liabilities:
Accounts payable	45.6	46.4
Accrued and other current liabilities	314.1	229.9
Total current liabilities	359.7	276.3
Long-term debt	600	615
Other liabilities	62.3	60.7
Total liabilities	1,022	952
Shareholders' Equity:
Ordinary Shares, €0.05 par value, 810,000,000 shares authorized 594,949,536 and 589,346,275 shares issued and outstanding at December 31, 2012 and 2011, respectively	36.5	36.2
Executive Shares, €1.25 par value, 1,000 shares authorized, no shares issued or outstanding at December 31, 2012 and 1,000 shares issued and outstanding at December 31, 2011
"B" Executive Shares, €0.05 par value, 25,000 shares authorized, no shares issued or outstanding at December 31, 2012 and 21,375 shares issued and outstanding at December 31, 2011
Additional paid-in capital	6,552.3	6,485.9
Accumulated deficit	(5,926)	(5,682.9)
Accumulated other comprehensive loss	(44.6)	(37.4)
Shareholders' equity	618.2	801.8
Total liabilities and shareholders' equity	$ 1,640.2	$ 1,753.8

Consolidated Balance Sheets (Parenthetical)(EUR (€))	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, par value	€ 0.05	€ 0.05
Ordinary Shares, shares authorized	810,000,000	810,000,000
Ordinary Shares, shares issued	594,949,536	589,346,275
Ordinary Shares, shares outstanding	594,949,536	589,346,275
Executive Shares, par value	€ 1.25	€ 1.25
Executive Shares, shares authorized	1,000	1,000
Executive Shares, shares issued	0	1,000
Executive Shares, shares outstanding	0	1,000
B Executive Shares, par value	€ 0.05	€ 0.05
B Executive Shares, shares authorized	25,000	25,000
B Executive Shares, shares issued	0	21,375
B Executive Shares, shares outstanding	0	21,375

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Millions	Total	Ordinary Shares [Member]	Additional Paid-in Capital (APIC) (restated) [Member]	Accumulated Surplus/ (Deficit) (restated) [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2009	$ 494.2	$ 35.8	$ 6,413.2	$ (5,918.7)	$ (36.1)
Beginning Balance, Shares at Dec. 31, 2009		583.9
Total comprehensive income/(loss)	(331.7)			(324.7)	(7)
Net tax shortfalls related to equity awards	(1.2)		(1.2)
Stock issued, net of issuance costs	1.8	0.1	1.7
Stock issued, net of issuance costs, Shares		1.3
Share-based compensation	31.2		31.2
Ending Balance at Dec. 31, 2010	194.3	35.9	6,444.9	(6,243.4)	(43.1)
Ending Balance, Shares at Dec. 31, 2010		585.2
Total comprehensive income/(loss)	566.2			560.5	5.7
Stock issued, net of issuance costs	6.3	0.3	6
Stock issued, net of issuance costs, Shares		4.1
Share-based compensation	35		35
Ending Balance at Dec. 31, 2011	801.8	36.2	6,485.9	(5,682.9)	(37.4)
Ending Balance, Shares at Dec. 31, 2011		589.3
Total comprehensive income/(loss)	(144.6)			(137.4)	(7.2)
Distribution in specie	(105.7)			(105.7)
Stock issued, net of issuance costs	20.8	0.3	20.5
Stock issued, net of issuance costs, Shares		5.6
Share-based compensation	45.9		45.9
Ending Balance at Dec. 31, 2012	$ 618.2	$ 36.5	$ 6,552.3	$ (5,926)	$ (44.6)
Ending Balance, Shares at Dec. 31, 2012		594.9

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ (137.4)	$ 560.5	$ (324.7)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Amortization of deferred revenue	(0.3)	(0.5)	(0.3)
Amortization of financing costs	3.1	5.3	5.4
Depreciation and amortization	24.8	35.8	63.3
Gain on sale of investment securities		(2.6)	(12.8)
Impairment of property, plant and equipment	64.3	10	11
Net loss/(gain) on divestment of business	17.1	(654.5)
EDT divestment transaction costs		(34.1)
Net loss on equity method investments	221.8	81.1	26
Loss on disposal of equity method investment	13.3
Settlement reserve charge			206.3
Share-based compensation	45.9	35.3	31.5
(Recognition)/write-down of deferred tax assets	(300.4)	51	0.1
Net charge on debt retirement	76.1	47	3
Derivative fair value loss/(gain)	0.3		(1.2)
Other	(0.1)	(0.8)	2.6
Net changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(25.8)	23.9	0.8
Decrease/(increase) in prepaid and other assets	6.5	(2.2)	10.7
(Increase)/decrease in inventory	(1.1)	15.2	14.2
Decrease in debt interest accrual	(2.1)	(6.9)	(0.7)
Increase/(decrease) in accounts payable and accruals and other liabilities	42.1	(213.5)	33
Decrease in working capital from divestment of EDT business		(70.9)
Net cash provided by/(used in) operating activities	55.3	(120.2)	68.2
Cash flows from investing activities:
Decrease/(increase) in restricted cash		206.8	(191.4)
Proceeds from disposal of property, plant and equipment		1.3	0.1
Purchase of property, plant and equipment	(10.3)	(27.3)	(40.9)
Purchase of intangible assets	(1.8)	(2.5)	(3.6)
Purchase of equity method investment		(20)
Purchase of investment securities	(0.7)	(0.6)	(0.9)
Funding of equity method investment in Janssen AI	(76.9)
Sale of investment securities		2.8	16.4
Receipt of deferred consideration	12
Proceeds from sale of equity method investment	380.9
Proceeds from business disposals		500	4.3
Net cash provided by/(used in) investing activities	303.2	660.5	(216)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(125)
Proceeds from share based compensation stock issuances	20.8	6.3	1.8
Repayment of loans	(682.5)	(697.3)	(455)
Net proceeds from debt issuances	587.9		187.1
Net cash used in financing activities	(198.8)	(691)	(266.1)
Effect of exchange rate changes on cash	(0.1)	(0.1)	(0.1)
Net increase/(decrease) in cash and cash equivalents	159.6	(150.8)	(414)
Cash and cash equivalents at beginning of year	271.7	422.5	836.5
Cash and cash equivalents at end of year	431.3	271.7	422.5
Supplemental cash flow information:
Interest	(54)	(108.1)	(117.2)
Income taxes	(0.8)	(1.5)	(0.4)
Non-cash investing activities:
Purchase of equity method investment		(528.6)
Transfer of assets, net of liabilities to Prothena Corporation, plc (Note 28).	$ 3.2

Description Of Business	12 Months Ended
Dec. 31, 2012
Description Of Business

1. Description of Business

Elan Corporation, plc, is an Irish public limited company (also referred to hereafter as we, our, us, Elan or the Company), headquartered in Dublin, Ireland. We were incorporated as a private limited company in Ireland in December 1969 and became a public limited company in January 1984. Our principal executive offices are located at Treasury Building, Lower Grand Canal Street, Dublin 2, Ireland and our telephone number is 353-1-709-4000.

On February 6, 2013, we announced that we have entered into an asset purchase agreement with an affiliate of Biogen Idec Inc. (the “Asset Purchase Agreement”) to transfer to Biogen Idec Inc. (Biogen Idec) all Tysabri® intellectual property (IP) and other assets related to the development, manufacturing and commercialization of Tysabri (natalizumab) and other products licensed to Biogen Idec and its affiliates under our collaboration arrangement with Biogen Idec (the “Tysabri Transaction”). As a result of this transaction, Biogen Idec and its affiliates will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

2. Significant Accounting Policies

The following accounting policies have been applied in the preparation of our Consolidated Financial Statements.

(a) Basis of consolidation and presentation of financial information

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). In addition to the financial statements included in this Form 20-F, we also prepare separate Consolidated Financial Statements, included in our Annual Report, in accordance with International Financial Reporting Standards as adopted by the European Union (IFRS), which differ in certain significant respects from U.S. GAAP. The Annual Report under IFRS is a separate document from this Form 20-F.

Unless otherwise indicated, our financial statements and other financial data contained in this Form 20-F are presented in U.S. dollars ($). The accompanying Consolidated Financial Statements include our financial position, results of operations and cash flows and those of our wholly-owned subsidiaries. All intercompany amounts have been eliminated. We use the equity method to account for equity investments in instances in which we own common stock and have the ability to exercise significant influence, but not control, over the investee.

Our directors believe that we have adequate resources to continue in operational existence for at least the next 12 months and that it is appropriate to continue to prepare our Consolidated Financial Statements on a going concern basis.

(b) Restatement

In this Form 20-F/A, we have restated the Consolidated Balance Sheet as of December 31, 2012 and the Consolidated Statement of Changes in Shareholders’ Equity for the year ended December 31, 2012 to reverse an entry reducing additional paid-in capital, (“APIC”) by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company.

This entry was posted following the initiation of formal court proceedings by the Company during 2012 to create income available for distribution during 2012. On July 19, 2012, we obtained Irish High Court approval to reduce the share premium account (APIC) of the Company by $6,199.9 million and use these reserves to offset the accumulated deficit of the Company, with the balance to be treated as income which shall be available for distribution. Accordingly, we initially presented this reduction in share premium (APIC) with the corresponding offset to accumulated deficit in our 2012 Consolidated Financial Statements to reflect the components of equity in accordance with Irish Company Law. As a reduction in accumulated deficit mandated through formal court proceedings is not recognized under U.S. GAAP, we have reversed the entry by increasing APIC and reducing the accumulated surplus by $6,199.9 million within shareholders’ equity on the Consolidated Balance Sheet as of December 31, 2012.

No financial periods prior to 2012 were impacted. The impact of reversing the reduction in the share premium account (APIC) of the Company by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company does not have any impact on the Consolidated Statement of Operations or the Consolidated Statement of Cash Flows of the Company for the year ended December 31, 2012, nor does it impact the legally available distributable reserves of the Company under Irish Company Law.

(c) Use of estimates

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities that are not readily apparent from other sources. Estimates are used in determining items such as the carrying amounts of intangible assets, property, plant and equipment and equity method investments, revenue recognition, sales rebates and discounts, the fair value of share-based compensation, the accounting for contingencies and income taxes, among other items. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.

(d) Fair value measurements

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

We disclose our financial instruments that are measured at fair value on a recurring basis using the following fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2:	Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

(e) Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities on acquisition of three months or less.

(f) Accounts receivable

Accounts receivable are initially recognized at fair value, which represents the invoiced amounts, less adjustments for estimated revenue deductions such as product returns, chargebacks and cash discounts. An allowance for doubtful accounts is established based upon the difference between the recognized value and the estimated net collectible amount with the estimated loss recognized within operating expenses in the Consolidated Statement of Operations. When an account receivable balance becomes uncollectible, it is written off against the allowance for doubtful accounts.

(g) Investment securities and impairment

Marketable equity securities and debt securities are classified into one of three categories including trading, held-to-maturity, or available-for-sale. The classification depends on the purpose for which the financial assets were acquired.

•

Marketable equity and debt securities are considered trading when purchased principally for the purpose of selling in the near term. These securities are recorded as current investments and are carried at fair value. Unrealized holding gains and losses on trading securities are included in other income. We did not hold any trading securities at December 31, 2012 and 2011.

•

Marketable debt securities are considered held-to-maturity when we have the positive intent and ability to hold the securities to maturity. These securities are carried at amortized cost, less any impairment. We did not hold any held-to-maturity securities at December 31, 2012 and 2011.

•

Marketable equity and debt securities not classified as trading or held-to-maturity are considered available-for-sale. These securities are recorded as either current or non-current investments and are carried at fair value, with unrealized gains and losses included in accumulated other comprehensive income/(loss) (OCI) in shareholders’ equity. The assessment for impairment of marketable securities classified as available-for-sale is based on established financial methodologies, including quoted market prices for publicly traded equity and debt securities.

Non-marketable equity securities are carried at cost, less write-down-for-impairments, and are adjusted for impairment based on methodologies, including the Black-Scholes option-pricing model, the valuation achieved in the most recent private placement by an investee, an assessment of the impact of general private equity market conditions, and discounted projected future cash flows.

The factors affecting the assessment of impairments include both general financial market conditions and factors specific to a particular company. In the case of equity classified as available-for-sale, a significant and prolonged decline in the fair value of the security below its carrying amount is considered in determining whether the security is impaired. If any such evidence exists, an impairment loss is recognized.

(h) Inventory

Finished goods inventory is valued at the lower of cost or market value.

(i) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Buildings	15-40 years
Plant and equipment	3-10 years
Leasehold improvements	Shorter of expected useful life or lease term

Land is not depreciated as it is deemed to have an indefinite useful life.

Where events or circumstances indicate that the carrying amount of property, plant and equipment may not be recoverable, we review the carrying value for impairment. The carrying amount of the asset is not deemed recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of that asset. In such event, an impairment loss is recognized for the excess of the carrying amount over the asset’s fair value.

(j) Leasing

Property, plant and equipment acquired under a lease that transfers substantially all of the risks and rewards of ownership to us (a capital lease) are capitalized. Amounts payable under such leases, net of finance charges, are shown as current or non-current as appropriate. An asset acquired through capital lease is stated at an amount equal to the lower of its fair value or the present value of the minimum lease payments at the inception of the lease, less accumulated depreciation and impairment losses, and is included in property, plant and equipment. Finance charges on capital leases are expensed over the term of the lease to give a constant periodic rate of interest charge in proportion to the capital balances outstanding.

All other leases that are not capital leases are considered operating leases. Rentals on operating leases are charged to expense on a straight-line basis over the period of the lease. Leased property, plant and equipment sub-let to third parties are classified according to their substance as either direct financing or operating leases. All such arrangements that we have entered into as lessor are operating leases. Income received as lessor is recognized on a straight-line basis over the period of the lease.

(k) Goodwill, other intangible assets and impairment

Goodwill is not amortized, but instead is tested for impairment at least annually.

Intangible assets with estimable useful lives are amortized on a straight-line basis over their respective estimated useful lives to their estimated residual values and, as with other long-lived assets such as property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, we compare undiscounted cash flows expected to be generated by an asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. We determine fair value using the income approach based on the present value of expected cash flows. Our cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

We review our goodwill for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The goodwill impairment test is a two-step process and is performed at the reporting unit level. Following the divestment of our Elan Drug Technologies (EDT) business on September 16, 2011, Elan is comprised of a single reporting unit. Prior to the two-step process, we first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. The qualitative factors assessed include, but are not limited to, the macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, other relevant events affecting the reporting unit and the share price performance of the Company. If, after assessing the relevant qualitative factors, we determine that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first and second steps of the goodwill impairment test are not performed. If, after assessing the relevant qualitative factors, we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first step of the goodwill impairment test is performed.

Under the first step, we compare the fair value of each reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired and step two does not need to be performed. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment charge, if any. The second step compares the implied fair value of the reporting-unit goodwill with the carrying amount of that goodwill, and any excess of the carrying amount over the implied fair value is recognized as an impairment charge. The implied fair value of goodwill is determined, by allocating the fair value of a reporting unit to individual assets and liabilities. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. In evaluating goodwill for impairment, we determine the fair values of the reporting units using the income approach, based on the present value of expected cash flows.

(l) Equity method investments

Janssen AI

As part of the transaction in September 2009 whereby Janssen Alzheimer Immunotherapy (Janssen AI), a subsidiary of Johnson & Johnson, acquired substantially all of our assets and rights related to our Alzheimer’s Immunotherapy Program (AIP) collaboration with Wyeth (which has been acquired by Pfizer Inc. (Pfizer)), we received a 49.9% equity investment in Janssen AI. Johnson & Johnson also committed to fund up to an initial $500.0 million towards the further development and commercialization of the AIP to the extent the funding is required by the collaboration. Any required additional expenditures in respect of Janssen AI’s obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced. We have recorded our investment in Janssen AI as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investee. The investment was initially recognized based on the estimated fair value of the investment acquired, representing the fair value of our proportionate 49.9% share of Janssen AI’s total net assets at inception, which were comprised of the AIP assets and the asset created by the Johnson & Johnson contingent funding commitment.

Under the equity method, investors are required to recognize their share of the earnings or losses of an investee in the periods for which they are reported in the financial statements of the investee as this is normally considered an appropriate means of recognizing increases or decreases in the economic resources underlying the investments. However, Johnson & Johnson had committed to wholly fund up to an initial $500.0 million of development and commercialization expenses incurred by Janssen AI so the recognition by Elan of a share of Janssen AI losses that are solely funded by Johnson & Johnson’s $500.0 million commitment would result in an inappropriate decrease in Elan’s share of the economic resources underlying the investment in Janssen AI. Accordingly, until the $500.0 million funding commitment was fully utilized, we applied the hypothetical liquidation at book value (HLBV) method to determine how an increase or decrease in net assets of Janssen AI affected Elan’s interest in the net assets of Janssen AI on a period by period basis. Under the HLBV method, an investor determines its share of the earnings or losses of an investee by determining the difference between its claim on the investee’s book value at the end and beginning of the period.

During 2012, the remaining balance of the initial $500.0 million funding commitment, provided by Johnson & Johnson to Janssen AI, which amounted to $57.6 million at December 31, 2011, was spent. Subsequent to the full utilization of the initial $500.0 million funding commitment, we provided funding of $76.9 million to Janssen AI during 2012.

On August 6, 2012, Johnson & Johnson issued a press release announcing the discontinuation of the development of bapineuzumab intravenous in mild to moderate Alzheimer’s disease based on the co-primary clinical endpoints not being met in the Janssen AI-led Phase 3 clinical studies. As a result of the discontinuation, we recorded a non-cash impairment charge of $117.3 million against the carrying value of our equity method investment in Janssen AI, representing the full initial estimated value of Elan’s 49.9% share of the Janssen AI AIP assets. Janssen AI recorded an impairment charge of $678.9 million, representing its full carrying value of the AIP assets.

As of December 31, 2011, the carrying value of our Janssen AI equity method investment of $130.6 million was approximately $185 million below our share of Janssen AI’s reported book value of its net assets. This difference related to the lower estimated value of Janssen AI’s AIP assets when the equity method investment was initially recorded, and the asset created by the Johnson & Johnson $500.0 million contingent funding commitment. The difference in the carrying values of the AIP assets was eliminated during 2012 when Elan and Janssen AI recorded impairment charges of $117.3 million and $678.9 million, respectively, representing their respective initial estimated values of the AIP assets. In relation to the asset created by the Johnson & Johnson contingent funding commitment, which was a limited life asset, the basis difference was amortized to the Consolidated Statement of Operations on a pro rata basis; based on the actual amount of Janssen AI losses that were solely funded by Johnson & Johnson in each period as compared to the total $500.0 million, which was the total amount solely funded by Johnson & Johnson. This basis difference was fully amortized during 2012 when the remaining balance of the initial $500.0 million funding commitment provided by Johnson & Johnson to Janssen AI was spent.

As a result of the equity method investment losses incurred to date, relating to our share of the losses in excess of the losses funded solely by Johnson & Johnson’s initial $500.0 million funding commitment, and the impairment charge of $117.3 million recognized during 2012, there is an excess of losses over the investment made in Janssen AI at December 31, 2012 of $11.0 million. This amount has been recorded as a current liability at December 31, 2012. In addition, Elan provided further funding to Janssen AI of $29.9 million during January 2013, which will be recorded in the 2013 financial statements.

Proteostasis Therapeutics, Inc.

We have recorded our investment in Proteostasis Therapeutics Inc. (Proteostasis) as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investees. The investment was initially recognized based on the estimated fair value of the investment acquired. Under the equity method, we recognize our share of the earnings or losses of the investee, adjusted for the amortization of the basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investments on the Consolidated Balance Sheet. We recognize our share of the earnings or losses of Proteostasis in the same periods for which they are reported in the financial statements of the investee.

Alkermes plc

Following the completion of the merger between Alkermes, Inc. and EDT on September 16, 2011, we held approximately 25% of the outstanding ordinary shares of Alkermes plc (31.9 million shares) and accounted for this investment as an equity method investment as we had the ability to exercise significant influence, but not control, over the investee. Under the equity method, we recognize our share of the earnings or losses of the investee, adjusted for the amortization of the basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investments on the Consolidated Balance Sheet. The investment was initially recognized based on the estimated fair value of the investment acquired.

In March 2012, we sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest. Following the sale of the 24.15 million ordinary shares, our remaining equity interest in Alkermes plc was classified as an available-for-sale investment in current assets and equity method accounting no longer applied to this investment.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

(m) Financing costs

Debt financing costs are comprised of transaction costs and original issue discount on borrowings. Debt financing costs are allocated to financial reporting periods over the term of the related debt using the effective interest rate method.

The carrying amount of debt includes any related unamortized original issue discount. All other unamortized debt financing costs are presented as deferred financing costs in other assets.

(n) Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposures to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates and interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, that has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We entered into a number of forward foreign exchange contracts at various rates of exchange during 2012 that required us to sell euro for U.S. dollars. At December 31, 2012, we held a net forward foreign exchange derivative liability of $0.3 million relating to outstanding forward foreign exchange contracts that expire on various dates during the first half of 2013. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2011.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecasted transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criteria for designating a derivative as a hedge include the assessment of the instrument’s effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of accumulated OCI and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations. The carrying amount of derivative financial instruments is reported within current assets or other current liabilities.

(o) Discontinued operations and assets held for sale

A discontinued operation is a component of an entity that either has been disposed of or is classified as held for sale and (i) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the entity as a result of a disposal transaction and (ii) the entity will not have significant continuing involvement in the operations of the component after the disposal transaction.

Any gain or loss from the disposal of a business, together with the results of these operations until the date of disposal, is reported separately in the discontinued operations line of the Consolidated Statement of Operations and comparative information is restated accordingly. Cash flow information related to discontinued operations is disclosed separately in the notes to the financial statements.

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable.

Tysabri

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals. As a result of the agreement to dispose of the Tysabri asset rights, the results of Tysabri for the year ended December 31, 2012 are presented as a discontinued operation in the Consolidated Statement of Operations and the comparative amounts have been restated to reflect this classification. The assets and liabilities of the Tysabri business have been presented as held for sale as of December 31, 2012.

Prothena

On December 20, 2012, we completed the separation of a substantial portion of our drug discovery business platform (the Prothena Business) into a new, publicly traded company incorporated in Ireland named Prothena Corporation, plc (Prothena) pursuant to a demerger under Irish Company law and a pro rata distribution of Prothena ordinary shares was made to our shareholders of one Prothena ordinary share for every 41 Elan ordinary shares or Elan American Depositary Shares (ADSs) held. Since we do not have significant or direct involvement in the future operations of the Prothena Business, the financial results of the Prothena Business for the period up to December 20, 2012, the effective date of the separation, have been presented as a discontinued operation and comparative amounts have been restated to reflect this classification.

EDT

Following the disposal of the EDT business in September 2011, we did not report the results of EDT as a discontinued operation as we continued to have significant continuing involvement in the operations of Alkermes plc through our 25% equity interest.

On March 13, 2012, we announced that we had sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc for net proceeds of $380.9 million after deduction of underwriter and other fees. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the disposal of 76% of our shareholding in Alkermes plc, our shareholding ceased to qualify as an equity method investment and as a result, the results of EDT are presented as a discontinued operation in the Consolidated Statements of Operations for the comparative periods.

(p) Revenue

We recognize revenue from the sale of our products and from royalties earned.

We recognize revenue from product sales when there is persuasive evidence that an arrangement exists, title passes, the price is fixed or determinable, and collectability is reasonably assured. Revenue is recorded net of applicable sales tax and sales discounts and allowances, which are described below.

(i) The sale of our products consists of the sale of pharmaceutical drugs, primarily to wholesalers and physicians.

(ii) We earn royalties on licensees’ sales of our products or third-party products that incorporate our technologies. Royalties are recognized as earned in accordance with the contract terms when royalties can be reliably measured and collectability is reasonably assured.

The income statement financial information relating to Tysabri for the years ended December 31, 2012, 2011 and 2010 are presented as discontinued operations in our Consolidated Financial Statements and related notes thereto. Tysabri was developed in collaboration with Biogen Idec. Until the Tysabri Transaction closes, Tysabri continues to be marketed in collaboration with Biogen Idec and, subject to certain limitations imposed by the parties, we share with Biogen Idec most development and commercialization costs. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec as required at a price, which includes the cost of manufacturing, plus Biogen Idec’s gross profit on Tysabri and this cost, together with royalties payable to other third parties, is included in cost of sales. Outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on rest of world (ROW) sales of Tysabri, plus the reimbursement from Biogen Idec of Elan’s directly incurred expenses on these sales, which are primarily comprised of royalties we incur and are payable by us to third parties and we record in cost of sales.

(q) Sales discounts and allowances

Revenue from continuing operations is presented in the Consolidated Statement of Operations and revenue from discontinued operations is included in net income from discontinued operations that is also presented in the Consolidated Statement of Operations. We recognize revenue on a gross revenue basis (except for Tysabri revenue outside of the United States) and make various deductions to arrive at net revenue from continuing and discontinued operations. These adjustments are referred to as sales discounts and allowances and are described in detail below. Sales discounts and allowances include charge-backs, managed healthcare rebates and other contract discounts, Medicaid rebates, cash discounts, sales returns, and other adjustments. Estimating these sales discounts and allowances is complex and involves significant estimates and judgments, and we use information from both internal and external sources, including historical experience, to generate reasonable and reliable estimates. In accordance with the terms of the Tysabri Transaction announced on February 6, 2013, whereby we will dispose of our Tysabri IP and other rights related to Tysabri, and the existing collaboration arrangements with Biogen Idec will be terminated, we will retain responsibility for all discounts and allowances liabilities related to Tysabri sales up to the closing of the transaction.

We do not conduct our sales using the consignment model. All of our product sales transactions are based on normal and customary terms whereby title to the product and substantially all of the risks and rewards transfer to the customer upon either shipment or delivery. Furthermore, we do not have an incentive program that would compensate a wholesaler for the costs of holding inventory above normal inventory levels thereby encouraging wholesalers to hold excess inventory.

Charge-backs

In the United States, we participate in charge-back programs with a number of entities, principally the U.S. Department of Defense, the U.S. Department of Veterans Affairs, Group Purchasing Organizations and other parties whereby pricing on products is extended below wholesalers’ list prices to participating entities. These entities purchase products through wholesalers at the lower negotiated price, and the wholesalers charge the difference between these entities’ acquisition cost and the lower negotiated price back to us. We account for charge-backs by reducing accounts receivable in an amount equal to our estimate of charge-back claims attributable to a sale. We determine our estimate of the charge-backs primarily based on historical experience on a product-by-product and program basis, and current contract prices under the charge-back programs. We consider vendor payments, estimated levels of inventory in the wholesale distribution channel, and our claim processing time lag and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Medicaid rebates

In the United States, we are required by law to participate in state government-managed Medicaid programs as well as certain other qualifying federal and state government programs whereby discounts and rebates are provided to participating state and local government entities. Discounts and rebates provided through these other qualifying federal and state government programs are included in our Medicaid rebate accrual and are considered Medicaid rebates for the purposes of this discussion. We account for Medicaid rebates by establishing an accrual in an amount equal to our estimate of Medicaid rebate claims attributable to a sale. We determine our estimate of the Medicaid rebates accrual primarily based on our estimates of Medicaid claims, Medicaid payments, claims processing time lag, inventory in the distribution channel, as well as legal interpretations of the applicable laws related to the Medicaid and qualifying federal and state government programs, and any new information regarding changes in the Medicaid programs’ regulations and guidelines that would impact the amount of the rebates on a product-by-product basis. We adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Cash and other discounts

Cash and other discounts include cash discounts, generally at 2% of the sales price, as an incentive for prompt payment by customers in the United States. We account for cash discounts by reducing accounts receivable by the full amount of the discounts. We consider payment performance of each customer and adjust the accrual and revenue periodically throughout each year to reflect actual experience and future estimates.

Managed healthcare rebates and other contract discounts

We offer rebates and discounts to managed healthcare organizations in the United States. We account for managed healthcare rebates and other contract discounts by establishing an accrual equal to our estimate of the amount attributable to a sale. We determine our estimate of this accrual primarily based on historical experience on a product-by-product and program basis and current contract prices. We consider the sales performance of products subject to managed healthcare rebates and other contract discounts, processing claim lag time and estimated levels of inventory in the distribution channel and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Sales returns

We account for sales returns by reducing accounts receivable in an amount equal to our estimate of revenue recorded for which the related products are expected to be returned.

Our sales return accrual is estimated principally based on historical experience, the estimated shelf life of inventory in the distribution channel, price increases, and our return goods policy (goods may only be returned six months prior to expiration date and for up to 12 months after expiration date). We also take into account product recalls and introductions of generic products. All of these factors are used to adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

In the event of a product recall, product discontinuance or introduction of a generic product, we consider a number of factors, including the estimated level of inventory in the distribution channel that could potentially be returned, historical experience, estimates of the severity of generic product impact, estimates of continuing demand and our return goods policy. We consider the reasons for, and impact of, such actions and adjust the sales returns accrual and revenue as appropriate.

Other adjustments

In addition to the sales discounts and allowances described above, we make other sales adjustments primarily related to estimated obligations for credits to be granted to wholesalers under wholesaler service agreements we have entered into with many of our pharmaceutical wholesale distributors in the United States. Under these agreements, the wholesale distributors have agreed, in return for certain fees, to comply with various contractually defined inventory management practices and to perform certain activities such as providing weekly information with respect to inventory levels of product on hand and the amount of out-movement of product. As a result, we, along with our wholesale distributors, are able to manage product flow and inventory levels in a way that more closely follows trends in prescriptions. We generally account for these other sales discounts and allowances by establishing an accrual in an amount equal to our estimate of the adjustments attributable to the sale. We generally determine our estimates of the accruals for these other adjustments primarily based on contractual agreements and other relevant factors, and adjust the accruals and revenue periodically throughout each year to reflect actual experience.

Use of information from external sources

We use information from external sources to identify prescription trends and patient demand, including inventory pipeline data from the three major drug wholesalers in the United States. The inventory information received from these wholesalers is a product of their record-keeping process and excludes inventory held by intermediaries to whom they sell, such as retailers and hospitals. We also receive information from IMS Health, a supplier of market research to the pharmaceutical industry, which we use to project the prescription demand-based sales for our pharmaceutical products. Our estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information is itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which we receive such information.

(r) Advertising expenses

We expense the costs of advertising as incurred. Advertising expenses were $Nil in 2012 (2011: $0.6 million; 2010: $0.7 million).

(s) Research and development

R&D costs are expensed as incurred. Acquired in-process research and development (IPR&D) purchased from others for a specific research and development project with no alternative future uses is expensed as incurred. Costs to acquire IPR&D purchased from others for use in research and development activities which has alternative future uses, and the fair value of IPR&D acquired through a business combination, are capitalized as indefinite-lived intangible assets until the completion or abandonment of the related research and development activity. IPR&D capitalized as an intangible asset is not amortized but is tested for impairment annually or when events or circumstances indicate that the fair value may be below the carrying value of the asset. If and when development is complete, which generally occurs when regulatory approval to market a product is obtained, the associated asset is deemed finite-lived and amortized on a straight-line basis over the estimated useful life of the asset. The method of amortization chosen best reflects the manner in which individual intangible assets are consumed.

(t) Income Taxes

We account for income tax expense based on income before taxes using the asset and liability method. Deferred tax assets (DTAs) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss and tax credit carryforwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining our provision for income taxes. Some of these estimates are based on management’s interpretations of jurisdiction-specific tax laws or regulations and the likelihood of settlement related to tax audit issues. Various internal and external factors may have favorable or unfavorable effects on our future effective income tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, past and future levels of R&D spending, likelihood of settlement, and changes in overall levels of income before taxes.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. We account for interest and penalties related to unrecognized tax benefits in income tax expense.

To determine the allocation of our total tax provision between continuing and discontinued operations, we separately recalculated the tax provision for continuing operations only and allocated the difference between this tax amount and the total tax provision to determine the tax for discontinued operations for each of the disclosed periods.

(u) Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) is comprised of our net income or loss and OCI. OCI includes certain changes in shareholders’ equity that are excluded from net income. Specifically, we include in OCI changes in the fair value of unrealized gains and losses on our investment securities, certain foreign currency translation adjustments, and adjustments relating to our defined benefit pension plans.

Comprehensive income/(loss) for the years ended December 31, 2012, 2011 and 2010 has been reflected in the Statements of Consolidated Comprehensive Income and in the Consolidated Statements of Changes in Shareholders’ Equity.

(v) Foreign operations

Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. The resulting monetary assets and liabilities are translated into U.S. dollars at exchange rates prevailing at subsequent balance sheet dates, and the resulting gains and losses are recognized in the Consolidated Statements of Operations and, where material, separately disclosed.

The functional currency of Elan and most of our subsidiaries is U.S. dollars. For those subsidiaries with a non-U.S. dollar functional currency, their assets and liabilities are translated using year-end rates and income and expenses are translated at average rates. The cumulative effect of exchange differences arising on consolidation of the net investment in overseas subsidiaries are recognized as OCI in the Statements of Consolidated Comprehensive Income and in the Consolidated Statements of Changes in Shareholders’ Equity.

(w) Share-based compensation

Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options, restricted stock units (RSUs) and stock purchases related to our employee equity purchase plan (EEPP).

Share-based compensation cost for RSUs awarded to employees and directors is measured based on the closing fair market value of the Company’s shares on the date of grant. Share-based compensation cost for stock options awarded to employees and directors and shares issued under our EEPP is estimated at the grant date based on each option’s fair value as calculated using an option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Share-based compensation expense for equity-settled awards to non-employees in exchange for goods or services is based on the fair value of the awards on the measurement date; which is the earlier of the date at which the commitment for performance by the non-employees to earn the awards is reached and the date at which the non-employees’ performance is complete. We have determined that the expected vest date is the measurement date for awards granted to non-employees.

Estimating the fair value of share-based awards as of the grant or vest date using an option-pricing model, such as the binomial model, is affected by our share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and actual and projected employee exercise behaviors.

(x) Pensions and other employee benefit plans

We have two defined benefit pension plans covering employees based in Ireland. These plans were closed to new entrants from March 31, 2009. These plans are managed externally and the related pension costs and liabilities are assessed at least annually in accordance with the advice of a qualified professional actuary. Two significant assumptions, the discount rate and the expected rate of return on plan assets, are important elements of expense and/or liability measurement. We evaluate these assumptions at least annually, with the assistance of an actuary. Other assumptions involve employee demographic factors such as retirement patterns, mortality, turnover and the rate of compensation increase. We use a December 31 measurement date and all plan assets and liabilities are reported as of that date. The cost or benefit of plan changes, which increase or decrease benefits for prior employee service, is included in expense on a straight-line basis over the period the employee is expected to receive the benefits.

We recognize actuarial gains and losses using the corridor method. Under the corridor method, to the extent that any cumulative unrecognized net actuarial gain or loss exceeds 10% of the greater of the present value of the defined benefit obligation and the fair value of the plan assets, that portion is recognized over the expected average remaining working lives of the plan participants. Otherwise, the net actuarial gain or loss is recorded in OCI.

We recognize the funded status of benefit plans in our Consolidated Balance Sheet. In addition, we recognize as a component of OCI the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic pension cost of the period.

An event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services is a curtailment. A gain arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a gain exceeds any net loss included in OCI. A loss arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a loss exceeds any net gain included in OCI.

We also have a number of defined contribution benefit plans. The cost of providing these plans is expensed as incurred.

(y) Contingencies

We assess the likelihood of any adverse outcomes to contingencies, including legal matters, as well as the potential range of probable losses. We record accruals for such contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If an unfavorable outcome is probable, but the amount of the loss cannot be reasonably estimated, we estimate the range of probable loss and accrue the most probable loss within the range. If no amount within the range is deemed more probable, we accrue the minimum amount within the range. If neither a range of loss nor a minimum amount of loss is estimable, then appropriate disclosure is provided, but no amounts are accrued.

(z) Non-cash distribution to shareholders

On December 20, 2012, we completed the separation of the Prothena Business into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. The separation of the Prothena Business from Elan was completed through a demerger under Irish law. The demerger was effected by Elan transferring its wholly-owned subsidiaries comprising the Prothena Business to Prothena, in exchange for Prothena issuing Prothena ordinary shares directly to Elan shareholders, on a pro rata basis. Prothena’s issuance of its outstanding shares constituted a deemed in specie distribution by Elan to Elan shareholders (a distribution to shareholders of non-cash assets). Each Elan shareholder received one Prothena ordinary share for every 41 Elan ordinary shares or Elan ADSs held. In connection with the separation of the Prothena Business, we made a cash contribution to Prothena, which together with the consideration for 18% of Prothena’s outstanding ordinary shares, totaled $125.0 million.

The demerger is recorded based on the carrying value of the net assets that were transferred to Prothena in connection with the separation and distribution. The total value of the Prothena in specie distribution to the shareholders of Elan in connection with the demerger was $105.7 million.

(aa) Recent accounting pronouncements

There have been no Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board (FASB) which we have not yet adopted that we expect to have an impact on our consolidated financial position, results of operations or cash flows.

Revenue	12 Months Ended
Dec. 31, 2012
Revenue

3. Revenue

Revenue for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Royalties	$0.7	$2.7	$1.6
Azactam®	(0.5)	0.9	27.2
Maxipime®	—	0.4	8.2
Prialt®	—	—	6.1

Total product revenue	0.2	4.0	43.1
Contract revenue	—	—	1.0

Total revenue	$0.2	$4.0	$44.1

Royalties of $0.7 million (2011: $2.7 million; 2010: $1.6 million) relate to legacy products previously owned by us.

We ceased distributing Azactam and Maxipime in 2010. The revenue and adjustments for these products in 2011 and 2012 relates to adjustments to discounts and allowances associated with sales prior to the cessation of distribution. We divested our Prialt assets and rights in May 2010.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

4. Segment Information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (CODM). Our CODM has been identified as Mr. G. Kelly Martin, chief executive officer (CEO). On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. Prior to the divestment of the EDT business, our business was organized into two business units: BioNeurology and EDT, and our CEO reviewed the business from this perspective. Following the divestment of EDT, we are organized in a single operating segment structure. Segment performance is evaluated based on operating income/(loss).

For the years ended December 31, 2012, 2011 and 2010, our continuing and discontinued operations revenue is presented below by geographical area. Similarly, total assets, property, plant and equipment, and goodwill and intangible assets are presented below on a geographical basis at December 31, 2012 and 2011.

Revenue by region (by destination of customers) (in millions):

	2012	2011	2010
United States	$0.2	1.2	37.8
Ireland	—	1.7	1.9
Rest of world	—	1.1	4.4

Total revenue — continuing operations	$0.2	$4.0	$44.1

United States	886.0	866.6	785.0
Ireland	—	36.0	54.1
Rest of world	316.6	339.4	286.5

Total revenue — discontinued operations	$1,202.6	$1,242.0	$1,125.6

Total revenue — continuing and discontinued operations	$1,202.8	$1,246.0	$1,169.7

Total assets by region (in millions):

	2012	2011
Ireland	$755.4	$920.0
United States	793.9	753.8
Rest of world	90.9	80.0

Total assets	$1,640.2	$1,753.8

Property, plant and equipment by region (in millions):

	2012	2011
United States	$8.9	$78.4
Ireland	3.8	4.8

Total property, plant and equipment	$12.7	$83.2

Goodwill and other intangible assets by region (in millions):

	2012	2011
United States	$79.4	$192.1
Ireland	10.9	109.1
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$99.0	$309.9

Major customers

The following customer or collaborator contributed to 10% or more of our revenue from continuing and discontinued operations in 2012, 2011 and 2010:

	2012	2011	2010
AmerisourceBergen Corporation	74%	60%	52%
Biogen Idec	26%	25%	22%

No other customer or collaborator accounted for more than 10% of our revenue from continuing and discontinued operations in 2012, 2011 or 2010.

Net Gain On Divestment Of Business	12 Months Ended
Dec. 31, 2012
Net Gain On Divestment Of Business

5. Net Gain on Divestment of Business

In 2010, we recorded a net gain of $1.0 million relating to a transaction cost adjustment on the 2009 divestment of substantially all of Elan’s assets and rights related to our AIP collaboration with Wyeth (which has been acquired by Pfizer) to Janssen AI. For additional information on this transaction, refer to Note 9.

The net loss recorded on divestment of the Prothena Business during 2012 and the net gain recorded on divestment of the EDT business during 2011 are reported as part of the net income from discontinued operations reporting line. For an analysis of the net gain/(loss) on the divestment of the Prothena and EDT businesses, refer to Note 12.

Other Net Charges	12 Months Ended
Dec. 31, 2012
Other Net Charges

6. Other Net Charges

The principal items classified as other net charges include facilities and other asset impairment charges, severance, restructuring and other costs, IPR&D costs, Cambridge collaboration termination charge, legal settlements and a net loss on divestment of the Prialt business. These items have been treated consistently from period to period. We believe that disclosure of significant other charges is meaningful because it provides additional information in relation to analyzing certain items.

Other net charges for the years ended December 31 consisted of (in millions):

	2012	2011	2010
(a) Facilities and other asset impairment charges	$107.5	$15.5	$16.7
(b) Severance, restructuring and other costs	42.4	8.8	16.1
(c) In-process research and development costs	11.0	—	6.0
(d) Cambridge collaboration	8.0	—	—
(e) Legal settlements	—	—	12.5
(f) Divestment of Prialt business	—	—	1.5

Total other net charges	$168.9	$24.3	$52.8

(a) Facilities and other asset impairment charges

During 2012, we incurred facilities and other asset impairment charges of $107.5 million, which is primarily comprised of asset impairment charges of $66.1 million and lease termination charges of $34.6 million relating to the planned closure of the South San Francisco facility following the separation of the Prothena Business and cessation of our remaining early stage research activities. We also incurred an additional onerous lease charge of $6.4 million relating to EDT’s King of Prussia, Pennsylvania site which closed in 2011, due to a reassessment of the probable sub-lease income to be achieved over the remaining term of the lease.

During 2011, we incurred facilities and other asset impairment charges of $15.5 million, which included asset impairment charges of $3.6 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the closure of EDT’s King of Prussia, Pennsylvania site.

During 2010, we incurred additional facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of our business.

(b) Severance, restructuring and other costs

During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena Business and cessation of our remaining early stage research activities.

During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.

(c) In-process research and development costs

During 2012, we commenced a Phase 2 study of oral ELND005 as an adjunctive maintenance treatment in patients with Bipolar I Disorder. On the commencement of this trial, we incurred an IPR&D charge of $11.0 million related to a milestone payment to Transition Therapeutics Inc. (Transition) in accordance with the terms of the modification to the Collaboration Agreement agreed with Transition in December 2010. For further information on our Collaboration Agreement with Transition, please refer to Note 36 of the Consolidated Financial Statements.

In-process research and development costs (IPR&D) charges in 2010 also include a credit of $3.0 million associated with the termination of the License Agreement with PharmatrophiX Inc. (PharmatrophiX), offset by the $9.0 million charge related to the payment to Transition when the modification of the Collaboration Agreement was agreed.

(d) Cambridge collaboration termination charge

Following the cessation of our early stage research activities, we terminated our Collaboration Agreement with the University of Cambridge and incurred a charge of $8.0 million.

(e) Legal settlements

During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case.

(f) Divestment of Prialt business

We divested our Prialt assets and rights to Azur Pharma International Limited (Azur, which has since been acquired by Jazz Pharmaceuticals plc) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. The total consideration used to calculate the loss on divestment was comprised of cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million. During 2012, we received the deferred non-contingent consideration of $12.0 million. We are also entitled to receive additional performance-related milestones and royalties.

Settlement Reserve Charge	12 Months Ended
Dec. 31, 2012
Settlement Reserve Charge

7. Settlement Reserve Charge

In December 2010, we finalized the agreement-in-principle with the U.S. Attorney’s Office for the District of Massachusetts to resolve all aspects of the U.S. Department of Justice’s investigation of sales and marketing practices for Zonegran® (zonisamide), an antiepileptic prescription medicine that we divested in 2004. During 2010, we recorded a $206.3 million reserve charge for the settlement, interest and related costs and the settlement was paid in March 2011.

This resolution of the Zonegran investigation could give rise to other investigations or litigation by state government entities or private parties.

Net Interest Expense (Segment, Continuing Operations [Member])	12 Months Ended
Dec. 31, 2012
Segment, Continuing Operations [Member]
Net Interest Expense

8. Net Interest Expense

Net interest expense for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Interest expense:
2016 Notes issued October 2009	$32.2	$52.3	$54.5
2016 Notes issued August 2010	10.4	16.7	6.5
6.25% Notes	9.3	—	—
2013 Fixed Rate Notes	—	31.8	40.9
2013 Floating Rate Notes	—	0.4	5.2
2011 Floating Rate Notes	—	—	9.4
Amortization of deferred financing costs	3.1	5.3	5.4
Foreign exchange (gain)/loss	1.2	(2.0)	(2.5)
Other	1.0	1.3	0.2

Interest expense	$57.2	$105.8	$119.6

Interest income:
Cash and cash equivalents interest	$(0.4)	$(0.7)	$(1.2)
Investment interest	(0.2)	(0.2)	—

Interest income	$(0.6)	$(0.9)	$(1.2)

Net interest expense	$56.6	$104.9	$118.4

For additional information on our debt, refer to Note 24 to the Consolidated Financial Statements.

Equity Method Investments (Segment, Continuing Operations [Member])	12 Months Ended
Dec. 31, 2012
Segment, Continuing Operations [Member]
Equity Method Investments

9. Equity Method Investments

The carrying amount of equity method investments at December 31 of each year consisted of the following (in millions):

	Janssen AI	Proteostasis	Alkermes plc	Total
At January 1, 2010	$235.0	$—	$—	$235.0
Net loss on equity method investments	(26.0)	—	—	(26.0)

At December 31, 2010	209.0	—	—	209.0
Addition	—	20.0	528.6	548.6
Net loss on equity method investments — continuing operations	(78.4)	(2.7)	—	(81.1)
Net loss on equity method investments — discontinued operations	—	—	(0.7)	(0.7)

At December 31, 2011	130.6	17.3	527.9	675.8
Share of net losses of equity method investment — continuing operations	(101.2)	(3.3)	—	(104.5)
Impairment of equity method investment — continuing operations	(117.3)	—	—	(117.3)
Net loss on equity method investment — discontinued operations	—	—	(7.2)	(7.2)
Addition	76.9	—	—	76.9
Disposal of equity method investment	—	—	(394.2)	(394.2)
Reclassification to available for sale investment	—	—	(126.5)	(126.5)
Reclass of excess of losses over investment to current liabilities	11.0	—	—	11.0

At December 31, 2012	$—	$14.0	$—	$14.0

Janssen AI

In September 2009, Janssen AI, a newly formed subsidiary of Johnson & Johnson, acquired substantially all of the assets and rights related to our AIP collaboration with Wyeth (which has been acquired by Pfizer). In consideration for the transfer of these assets and rights, we received a 49.9% equity interest in Janssen AI. In general, Elan is entitled to a 49.9% share of all net profits generated by Janssen AI beginning from the date Janssen AI becomes net profitable and certain royalty payments upon the commercialization of products under the AIP collaboration. Johnson & Johnson also committed to fund up to $500.0 million towards the further development and commercialization of the AIP to the extent the funding is required by the collaboration. Any required additional expenditures in respect of Janssen AI’s obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson or a third party elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced. We have recorded our investment in Janssen AI as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investee. The investment was initially recognized based on the estimated fair value of the investment acquired, representing the fair value of our proportionate 49.9% share of Janssen AI’s total net assets at inception, which were comprised of the AIP assets and the asset created by the Johnson & Johnson contingent funding commitment.

During 2012, the remaining balance of the initial $500.0 million funding commitment, which amounted to $57.6 million at December 31, 2011, was spent. Subsequent to the full utilization of the initial $500.0 million funding commitment, we provided funding of $76.9 million to Janssen AI during 2012. At December 31, 2012, there was an excess of losses over investment in Janssen AI of $11.0 million (2011: $Nil), which is included in current liabilities. In addition, we provided funding to Janssen AI of $29.9 million in January 2013, which will be recorded in the 2013 Consolidated Financial Statements.

On August 6, 2012, Johnson & Johnson issued a press release announcing the discontinuation of the development of bapineuzumab intravenous in mild to moderate Alzheimer’s disease based on the co-primary clinical endpoints not being met in the Janssen AI-led Phase 3 clinical studies. As a result of the discontinuation, we recorded a non-cash impairment charge of $117.3 million on our equity method investment in Janssen AI, representing the full initial estimated value of Elan’s 49.9% share of the Janssen AI AIP assets. Janssen AI recorded an impairment charge of $678.9 million representing its full carrying value of the AIP assets.

Under the equity method, investors are required to recognize their share of the earnings or losses of an investee in the periods for which they are reported in the financial statements of the investee as this is normally considered an appropriate means of recognizing increases or decreases in the economic resources underlying the investments. However, Johnson & Johnson committed to wholly fund up to an initial $500.0 million of development and commercialization expenses incurred by Janssen AI so the recognition by Elan of a share of Janssen AI losses that were solely funded by Johnson & Johnson’s $500.0 million commitment would have resulted in an inappropriate decrease in Elan’s share of the economic resources underlying the investment in Janssen AI. Accordingly, until the $500.0 million funding commitment was utilized, we applied the HLBV method to determine how an increase or decrease in net assets of Janssen AI affected Elan’s interest in the net assets of Janssen AI on a period by period basis. Under the HLBV method, an investor determines its share of the earnings or losses of an investee by determining the difference between its claim on the investee’s book value at the end and beginning of the period. Elan’s claim on Janssen AI’s book value as of December 31, 2012 was $Nil (2011: $117.3 million, after adjusting for basis differences) due to the non-cash impairment charge of $117.3 million recorded in 2012 representing the full initial estimated value of Elan’s 49.9% share of the Janssen AI AIP assets.

As of December 31, 2011, the carrying value of our Janssen AI equity method investment of $130.6 million was approximately $185 million below our share of Janssen AI’s reported book value of its net assets. This difference related to the lower estimated value of Janssen AI’s AIP assets when the equity method investment was initially recorded, and the asset created by the Johnson & Johnson $500.0 million contingent funding commitment. The difference in the initial estimated values of the AIP assets was eliminated during 2012 when Elan and Janssen AI recorded impairment charges of $117.3 million and $678.9 million, respectively, representing their respective initial estimated values of the AIP assets. In relation to the asset created by the Johnson & Johnson contingent funding commitment, which was a limited life asset, the basis difference was amortized to the Consolidated Statement of Operations on a pro rata basis; based on the actual amount of Janssen AI losses that were solely funded by Johnson & Johnson in each period as compared to the total $500.0 million, which was the total amount solely funded by Johnson & Johnson. This basis difference was fully amortized during 2012 when the remaining balance of the initial $500.0 million funding commitment provided by Johnson & Johnson to Janssen AI was spent. During 2012, we recorded amortization expense of $13.3 million (2011: $50.9 million; 2010: $26.0 million).

The net loss on the Janssen AI equity method investment for the year ended December 31, 2012 of $218.5 million (2011: $78.4 million; 2010: $26.0 million) was comprised of $87.9 million (2011: $Nil; 2010: $Nil) relating to our share of the losses of Janssen AI in excess of the losses funded solely by Johnson & Johnson’s initial $500.0 million funding commitment; the amortization expense of $13.3 million (2011: $50.9 million; 2010: $26.0 million) related to the basis differences described above and the non-cash impairment charge of $117.3 million (2011: $Nil, 2010: $Nil) representing the full initial estimated value of Elan’s 49.9% share of the Janssen AI AIP assets. The net loss on the Janssen AI equity method investment for the year ended December 31, 2011 also includes a charge of $27.5 million to correct an immaterial error from prior periods relating to our accounting for our equity method investment in Janssen AI.

Summarized balance sheet amounts of Janssen AI are presented below at December 31 of each year (in millions):

	2012	2011
Current assets	$41.9	$12.9
Non-current assets	$9.3	$688.6
Current liabilities	$60.6	$60.2
Non-current liabilities	$0.9	$8.9

Summarized income statement amounts of Janssen AI is presented below for the years to December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
R&D expenses for the year	$188.7	$185.3	$141.2
Asset impairment charge	$678.9	$—	$—
Net loss for the year	$913.7	$216.3	$173.6

Proteostasis

In May 2011, we invested $20.0 million into equity capital of Proteostasis and became a 24% shareholder. Our $20.0 million equity interest in Proteostasis has been recorded as an equity method investment on the Consolidated Balance Sheet. The net loss recorded on the equity method investment in 2012 was $3.3 million (2011: $2.7 million), representing our share of the net losses of Proteostasis.

Alkermes plc

Following the completion of the merger between Alkermes, Inc. and EDT on September 16, 2011, we held approximately 25% of the outstanding ordinary shares of Alkermes plc (31.9 million shares). Our equity interest in Alkermes plc was initially recorded as an equity method investment on the Consolidated Balance Sheet at a carrying amount of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction. The initial carrying value was approximately $300 million higher than our share of the book value of the net assets of Alkermes plc. Based on our assessment of the fair value of the net assets of Alkermes plc on the date of the transaction, this difference principally related to identifiable intangible assets and goodwill attributable to the Alkermes, Inc. business prior to its acquisition of EDT.

Under the equity method, we recognized our share of the earnings or losses of Alkermes plc, adjusted for the amortization of basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investment on the Consolidated Balance Sheet.

In March 2012, we sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the sale of the 24.15 million ordinary shares, our remaining equity interest in Alkermes plc was classified as an available-for-sale investment in current assets with an initial carrying value of $126.5 million and equity method accounting no longer applied to this investment. For additional information on the disposal of 76% of our shareholding in Alkermes plc, refer to Note 12 to the consolidated financial statements.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

For the year ended December 31, 2012, we recorded a net loss on the equity method investment of $7.2 million (2011: $0.7 million) related to our share of the losses of Alkermes plc in the period prior to the disposal of the 24.15 million ordinary shares of Alkermes plc, which has been recognized in the net income from discontinued operations reporting line of the Consolidated Statement of Operations.

For additional information on the EDT transaction with Alkermes, Inc. refer to Note 12.

Net Charge On Debt Retirement	12 Months Ended
Dec. 31, 2012
Net Charge On Debt Retirement

10. Net Charge on Debt Retirement

2012

In 2012, we redeemed the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued October 2009 (the 2016 Notes issued October 2009) of $472.1 million and the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued August 2010 (the 2016 Notes issued August 2010) of $152.4 million. We recorded a net charge on debt retirement of $76.1 million in 2012 in connection with the redemption of these notes, which was comprised of total early redemption premiums of $58.0 million and the write-off of unamortized deferred financing costs and original issue discounts of $18.1 million.

2011

In 2011, following the divestment of EDT, we redeemed the outstanding aggregate principal amount of the 8.875% Senior Fixed Rate Notes due 2013 (the 2013 Fixed Rate Notes) of $449.5 million and the outstanding aggregate principal amount of the Senior Floating Rate Notes Due 2013 (the 2013 Floating Rate Notes) of $10.5 million. We also redeemed $152.9 million of the outstanding aggregate principal amount of the 2016 Notes issued October 2009 and $47.6 million of the outstanding aggregate principal amount of the 2016 Notes issued August 2010. We recorded a net charge on debt retirement of $47.0 million in 2011 in connection with the redemption of these notes, which was comprised of total early redemption premiums of $33.4 million, the write-off of unamortized deferred financing costs and original issue discounts of $10.2 million and transaction costs of $3.4 million.

2010

During 2010, we redeemed the $300.0 million in aggregate principal amount of the Senior Floating Rate Notes due 2011 (2011 Floating Rate Notes). We also redeemed $15.5 million of the outstanding aggregate principal amount of the 2013 Fixed Rate Notes and $139.5 million of the outstanding aggregate principal amount of the 2013 Floating Rate Notes. We recorded a net charge on debt retirement of $3.0 million in 2010 in connection with the redemption of these notes, relating to the write-off of unamortized deferred financing costs associated with these notes.

For additional information related to our debt and debt redemptions, please refer to Note 24 to the consolidated financial statements.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

11. Income Taxes

Provision for/(benefit from) income taxes for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Continuing Operations:
Irish corporation tax — current	$—	$—	$0.5
Irish corporation tax — deferred	(369.0)	(37.0)	(29.8)
Foreign taxes — current	0.6	(3.4)	1.5
Foreign taxes — deferred	7.9	28.4	(24.4)

Benefit from income taxes — continuing operations	(360.5)	(12.0)	(52.2)

Discontinued Operations:
Irish corporation tax — current	—	—	—
Irish corporation tax — deferred	34.0	36.9	28.5
Foreign taxes — current	—	—	—
Foreign taxes — deferred	26.7	22.7	25.8

Provision for income taxes — discontinued operations	60.7	59.6	54.3

Provision for/(benefit from) income taxes — continuing and discontinued operations	$(299.8)	$47.6	$2.1

Total current taxes	0.6	(3.4)	2.0
Total deferred taxes	(300.4)	51.0	0.1
Tax expense reported in shareholders’ equity related to equity awards	—	—	2.4

The net tax benefit for 2012 for continuing operations was a credit of $360.5 million (2011: $12.0 million benefit; 2010: $52.2 million benefit). The net tax benefits for each of the three years ended December 31, 2012, 2011 and 2010 reflects the availability of Irish and U.S losses and Irish and U.S. income taxes at standard rates in the jurisdictions in which we operate. In 2012, we did not record any adjustment to shareholders’ equity (2011: $Nil; 2010: $2.4 million reduction) to reflect tax shortfalls or windfalls related to equity awards.

Current tax, including Irish corporation tax and foreign taxes, is provided on our taxable profits, using the tax rates and laws that have been enacted by the balance sheet date. In each of the three years ended December 31, 2012, 2011 and 2010, substantially all of our income in Ireland was not subject to tax due to the availability of tax losses or other tax reliefs.

The total deferred tax benefit of $361.1 million for continuing operations for 2012 (2011: $8.6 million benefit; 2010: $54.2 million benefit) includes an Irish deferred tax credit of $369.0 million and a U.S. deferred tax expense of $7.9 million. The Irish deferred tax credit of $369.0 million relates primarily to the recognition of DTAs the benefits of which will more likely than not be recognized by off-setting Irish taxable income arising from the Tysabri divestment announced on February 6, 2013 and the availability of current year Irish losses that are used to off-set profits attributable to discontinued operations. The U.S. deferred tax expense of $7.9 million relates primarily to an increase in the valuation allowance relating to U.S. deferred tax assets we are unlikely to benefit from given the reduced recurring U.S. income going forward as a result of the Tysabri divestment in 2013, offset by the availability of current year U.S. losses that are used to off-set profits attributable to discontinued operations.

In 2011, the $8.6 million deferred tax benefit was primarily due to the availability of Irish and U.S. losses arising on continuing operations offset by a $40.0 million charge arising due to the application of new state tax income attribution rules. Following the introduction of these new rules, we no longer expected to benefit from certain state tax loss and credit carry forwards and therefore reduced our state DTAs by this amount.

In 2010, the $54.2 million deferred tax benefit was primarily due to the availability of Irish and U.S. losses arising on continuing operations which were used to offset profits attributable to discontinued operations.

For a commentary on the net tax charge attributable to discontinued operations for the three years ended December 31, 2012, 2011 and 2010 please refer to Note 12.

The effective tax rate differs from the Irish tax rate of 12.5% as follows (in millions):

	2012	2011	2010
Net loss before tax from continuing operations	$(733.2)	$(465.5)	$(613.5)
Irish standard tax rate	12.5%	12.5%	12.5%
Taxes at the Irish standard rate	(91.6)	(58.2)	(76.7)
Irish income at rates other than Irish standard rate	0.1	0.6	(0.6)
Foreign income at rates other than the Irish standard rate	(50.5)	(44.8)	(85.9)
Deferred tax impact of new income tax rules	—	40.0	—
Adjustments to valuation allowance	(240.8)	41.9	47.7
Zonegran settlement(1)	—	—	59.2
Expenses/losses deriving no tax benefit	4.0	0.5	0.5
Impairment of carrying value of Janssen AI investment	14.7	—	—
Other	3.6	8.0	3.6

Benefit from income taxes	$(360.5)	$(12.0)	$(52.2)

(1)

In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

The Irish income rate differential reconciling item of $0.1 million for the year ended December 31, 2012 and $0.6 million for the year ended December 31, 2011, primarily relate to profits arising in Elan Finance plc which are taxable at the higher rate of 25%.

The foreign rate differential reconciling item of $50.5 million for the year ended December 31, 2012, was comprised primarily of a $32.3 million tax reduction related to Bermudian income, a $1.1 million tax reduction in ROW income and a $17.1 million benefit related to U.S. losses. The foreign rate differential reconciling item of $44.8 million for the year ended December 31, 2011, was comprised of a $33.2 million tax reduction related to the Bermudian income, a $13.0 million benefit related to U.S. losses partially off-set by an increase of $1.4 million related to ROW income. The foreign rate differential reconciling item of $85.9 million for the year ended December 31, 2010, was comprised of a $46.4 million tax reduction related to the Zonegran settlement charge of $206.3 million, and a $33.5 million tax reduction related to Bermudian income, and a $6.0 million benefit related to U.S. losses.

The valuation allowance differential reconciling item of $240.8 million for the year ended December 31, 2012 relates primarily to the recognition of Irish DTAs expected to be utilized in 2013 as a result of the announced Tysabri divestment. This is partially offset by a U.S. deferred tax charge arising from the increase in the U.S. valuation allowance on DTAs from which we are now unlikely to benefit.

Distribution of net loss for continuing operations before provision for income taxes by geographical area for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Ireland	$(926.8)	$(688.2)	$(632.9)
Foreign	193.6	222.7	19.4

Net loss before provision for income taxes	$(733.2)	$(465.5)	$(613.5)

Deferred Tax

The full potential amounts of deferred tax at December 31 of each year consisted of the following deferred tax assets and liabilities (in millions):

	2012	2011
Deferred tax liabilities:
Property, plant and equipment	$—	$(0.3)

Total deferred tax liabilities	$—	$(0.3)

Deferred tax assets:
Net operating losses	$354.4	$327.5
Deferred interest	263.0	236.4
Intangibles/capitalized items	6.2	8.2
Tax credits	85.3	84.8
Reserves/provisions	31.5	41.1
Property, plant and equipment	6.0	6.8
Share-based compensation expense	30.7	30.8
Other	27.9	16.4

Total deferred tax assets	$805.0	$752.0

Valuation allowance	$(359.5)	$(606.6)

Net deferred tax asset	$445.5	$145.1

Net deferred tax asset is presented as:

	2012	2011
Current deferred tax asset	$380.9	$26.2
Non-current deferred tax asset	64.6	118.9

Net deferred tax asset	$445.5	$145.1

The deferred interest DTA of $263.0 million (2011: $236.4 million) includes $255.8 million (2011: $231.3 million) related to Ireland and $7.2 million (2011: $5.1 million) related to the U.S.

The Irish deferred interest represents accrued but unpaid interest incurred on group financing facilities. Under Irish tax law, the interest is deductible for tax only when paid. Accordingly, the DTA represents the potential future tax benefit of the deferred interest expense once it has been paid.

The U.S. deferred interest reflects excess group interest expense carry-forwards that were not deductible for tax when paid due to “thin capital” restrictions under Section 163(j) of the Internal Revenue Code which can be carried forward for use against future U.S. profits. Accordingly, the DTA represents the potential future tax benefit of the excess group interest expense carry-forwards when utilized.

The valuation allowance recorded against the DTAs as of December 31, 2012, was $359.5 million. The net change in the valuation allowance for 2012 was a reduction of $247.1 million (2011: $26.4 million reduction; 2010: $46.7 million increase). The decrease in the valuation allowance of $247.1 million in 2012 arises primarily as a result of a $279.8 million decrease in the Irish valuation allowance and a $32.7 million increase in the U.S. valuation allowance. This net reduction in the valuation allowance primarily arises as a result of the Tysabri divestment and its impact on the recoverability of both our Irish and U.S. deferred tax benefits. In 2011, the reduction in the valuation allowance included the disposal of approximately $60 million of EDT DTAs following the sale of EDT to Alkermes plc. A full valuation allowance was previously recorded against these DTAs.

We have adjusted the above DTAs in relation to net operating losses to exclude stock option deductions for which we have had no book expense. In 2012, we did not record any adjustment to shareholders’ equity (2011: $Nil; 2010: $2.4 million reduction) to reflect tax shortfalls or windfalls related to equity awards.

The gross amounts of unused tax loss carryforwards with their expiration dates after adjusting for uncertain tax positions are as follows (in millions):

	At December 31, 2012
			U.S.	Rest of
	Ireland	U.S. State	Federal	World	Total
One year	$—	$—	$—	$5.0	$5.0
Two years	—	—	—	—	—
Three years	—	41.0	—	—	41.0
Four years	—	83.3	—	1.1	84.4
Five years	—	18.9	—	0.9	19.8
More than five years	2,615.5	79.4	523.4	—	3,218.3

Total	$2,615.5	$222.6	$523.4	$7.0	$3,368.5

At December 31, 2012, certain of our Irish subsidiaries had net operating loss carryovers for income tax purposes of $2,615.5 million. These can be carried forward indefinitely but are limited to the same trade/trades.

At December 31, 2012, certain U.S. subsidiaries had net operating loss carryovers for federal income tax purposes of approximately $523.4 million and for state income tax purposes of approximately $222.6 million. These net operating losses include stock option deductions. The federal net operating losses expire from 2018 to 2032. The state net operating losses expire from 2015 to 2032. In addition, at December 31, 2012, certain U.S. subsidiaries had federal research credit carryovers of $40.0 million; orphan drug credit carryovers of $9.7 million and alternative minimum tax (AMT) credits of $6.0 million. The $40.0 million of research credits will expire from 2018 through 2031 and the $9.7 million of orphan drug credits will expire from 2018 through 2020. The AMT credits will not expire. Certain U.S. subsidiaries also had state credit carryovers of $50.3 million which can be carried to subsequent tax years indefinitely. Due to the reduced recurring income as a result of the Tysabri divestment in 2013, we reviewed all federal and state deferred tax assets and recognized an additional valuation allowance against those deferred tax assets from which we do not expect to benefit. We have not had “changes in ownership” as described in the U.S. Internal Revenue Code Section 382 in 2012, 2011 or 2010.

The remaining loss carryovers of $7.0 million have arisen in The Netherlands and are subject to time limits and other local rules.

At December 31, 2012 approximately $559.0 million of net operating losses are derived from stock option exercises and we may record a credit of up to $171.7 million to shareholder’s equity to the extent that these losses are utilized in the future.

No taxes have been provided for the unremitted earnings of our overseas subsidiaries as any tax basis differences relating to investments in these overseas subsidiaries are considered to be permanent in duration. No taxable remittances have occurred during the last 3 years. Cumulative unremitted earnings of overseas subsidiaries totaled approximately $3,235.9 million at December 31, 2012 (2011: $2,973.9 million). Unremitted earnings may be liable to Irish taxation (potentially at a rate of 12.5%) if they were to be distributed as dividends.

Our gross unrecognized tax benefits at December 31, 2012, were $61.7 million (2011: $61.5 million; 2010: $73.4 million), of which $52.8 million (2011: $48.4 million; 2010: $72.2 million), if recognized, would affect the tax charge and as such would impact the effective tax rate. We report accrued interest and penalties related to unrecognized tax benefits in income tax expense. During 2012, we did not accrue any interest relating to unrecognized tax benefits and in total, as of December 31, 2012, we have recorded a liability for potential penalties and interest of $0.5 million and $1.8 million, respectively.

We expect our unrecognized tax benefits to increase by approximately $25 million in 2013 as a result of the Tysabri Transaction.

Activity related to our unrecognized tax benefits for the years ended December 31, 2012, consisted of the following (in millions):

	2012	2011	2010
Balance at January 1	$61.5	$73.4	$71.3
Tax positions related to current year:
Additions	3.4	3.3	3.2
Tax positions related to prior years:
Additions	0.5	—	—
Reduction	(0.3)	(13.1)	(1.0)
Settlements	—	(2.1)	—
Expiration of statutes of limitations	(3.4)	—	(0.1)

Balance at December 31	$61.7	$61.5	$73.4

Our major taxing jurisdictions include Ireland and the United States (federal and state). These jurisdictions have varying statutes of limitations. In the United States, the 2008 through 2012 tax years generally remain subject to examination by the respective tax authorities. Additionally, because of our U.S. loss carryforwards, years from 1998 through 2006 may be adjusted. These years generally remain open for three to four years after the loss carryforwards have been utilized. In Ireland, the tax years 2008 to 2012 remain subject to examination by the Irish tax authorities.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

12. Discontinued Operations

Tysabri

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals.

As a result of the decision to dispose of the Tysabri asset rights, the results of Tysabri for the year ended December 31, 2012, are presented as a discontinued operation in the Consolidated Statements of Operations and the comparative amounts have been restated to reflect this classification. The assets of the Tysabri business have been presented as held for sale as of December 31, 2012. Refer to Note 15 for additional information on these assets held for sale.

Prothena

On December 20, 2012, we completed the separation of the Prothena Business into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. Prothena focuses on the discovery and development of novel antibodies for the potential treatment of a broad range of diseases that involve protein misfolding or cell adhesion. The separation of the Prothena Business from Elan was completed through a demerger under Irish law. The demerger was effected by Elan transferring our wholly-owned subsidiaries comprising the Prothena Business to Prothena, in exchange for Prothena issuing Prothena ordinary shares directly to Elan shareholders, on a pro rata basis. Prothena’s issuance of its outstanding shares constituted a deemed in specie distribution by Elan to Elan shareholders. Each Elan shareholder received one Prothena ordinary share for every 41 Elan ordinary shares or Elan ADSs held. The total value of the Prothena in specie distribution of $105.7 million was based on the carrying value of the net assets that were transferred to Prothena in connection with the separation and distribution. For additional information on the Prothena distribution in specie, refer to Note 28.

Immediately following the separation of the Prothena Business, a wholly owned subsidiary of Elan subscribed for 3.2 million newly-issued ordinary shares of Prothena, representing 18% of the outstanding ordinary shares of Prothena. This investment was recorded as an available for sale investment on the Consolidated Balance Sheet at an initial fair value of $22.9 million.

The financial results of the Prothena Business for the period up to December 20, 2012, the effective date of the separation, have been presented as a discontinued operation in the 2012 Consolidated Statements of Operations and comparative amounts have been restated to reflect this classification.

EDT

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT following the approval of the merger by Alkermes, Inc. shareholders on September 8, 2011. Alkermes, Inc. and EDT were combined under a new holding company incorporated in Ireland named Alkermes plc. In connection with the transaction, we received $500.0 million in cash and 31.9 million ordinary shares of Alkermes plc. At the close of the transaction, we held approximately 25% of the equity of Alkermes plc, with the existing shareholders of Alkermes, Inc. holding the remaining 75% of the equity. Alkermes plc shares are registered in the United States and trade on the NASDAQ stock market. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at an initial carrying value of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

Following the disposal of the EDT business in September 2011, we did not report the results of EDT as a discontinued operation as we continued to have significant continuing involvement in the operations of Alkermes plc through our 25% equity interest.

On March 13, 2012, we announced that we had sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc for net proceeds of $380.9 million after deduction of underwriter and other fees. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the disposal of 76% of our shareholding in Alkermes plc, our shareholding ceased to qualify as an equity method investment and as a result, the results of EDT are presented as a discontinued operation in the Consolidated Statements of Operations for the comparative periods.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

(a) Income statement

The income statement financial information relating to Tysabri for the years ended December 31, 2012, 2011 and 2010; the Prothena Business for the period up to December 20, 2012 and the years ended December 31, 2011 and 2010; and the EDT business for the years ended December 31, 2012, 2011 and 2010, are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Revenue	$1,202.6	$—	$—	$1,202.6
Cost of sales	655.5	—	—	655.5

Gross margin	547.1	—	—	547.1
Operating expenses:
Selling, general and administrative expenses	113.2	2.0	—	115.2
Research and development expenses	62.0	31.3	—	93.3
Net loss on divestment of business	—	17.9	—	17.9
Other net charges	4.2	—	—	4.2

Total operating expenses	179.4	51.2	—	230.6

Operating income/(loss)	367.7	(51.2)	—	316.5

Net interest and investment gains and losses:
Net interest expense	—	—	—	—
Net loss on disposal of equity method investment	—	—	13.3	13.3
Net loss on equity method investments	—	—	7.2	7.2

Net interest expense	—	—	20.5	20.5

Net income/(loss) from discontinued operations before income taxes	367.7	(51.2)	(20.5)	296.0
Provision for/(benefit from) income taxes	65.7	(5.0)	—	60.7

Net income/(loss) from discontinued operations (net of tax)	$302.0	$(46.2)	$(20.5)	$235.3

2011	Tysabri	Prothena	EDT	Total
Revenue	$1,064.1	$—	$177.9	$1,242.0
Cost of sales	571.9	—	67.0	638.9

Gross margin	492.2	—	110.9	603.1
Operating expenses:
Selling, general and administrative expenses	96.1	1.6	23.8	121.5
Research and development expenses	67.7	23.7	34.3	125.7
Net gain on divestment of business	—	—	(652.9)	(652.9)
Other net charges/(gains)	1.6	—	(68.1)	(66.5)

Total operating expenses/(gains)	165.4	25.3	(662.9)	(472.2)

Operating income/(loss)	326.8	(25.3)	773.8	1,075.3

Net interest and investment gains and losses:
Net interest expense	—	—	1.0	1.0
Net loss on equity method investments	—	—	0.7	0.7

Net interest and investment gains and losses	—	—	1.7	1.7

Net income/(loss) from discontinued operations before income taxes	326.8	(25.3)	772.1	1,073.6
Provision for/(benefit from) income taxes	56.4	(2.5)	5.7	59.6

Net income/(loss) from discontinued operations (net of tax)	$270.4	$(22.8)	$766.4	$1,014.0

2010	Tysabri	Prothena	EDT	Total
Revenue	$851.5	$—	$274.1	$1,125.6
Cost of sales	452.7	—	118.4	571.1

Gross margin	398.8	—	155.7	554.5
Operating expenses:
Selling, general and administrative expenses	90.8	0.8	38.9	130.5
Research and development expenses	67.8	8.7	53.7	130.2
Other net charges	1.2	—	2.3	3.5

Total operating expenses	159.8	9.5	94.9	264.2

Operating income/(loss)	239.0	(9.5)	60.8	290.3
Net interest income	—	—	(0.6)	(0.6)

Net income/(loss) from discontinued operations before income taxes	239.0	(9.5)	61.4	290.9
Provision for income taxes	43.3	0.2	10.8	54.3

Net income/(loss) from discontinued operations (net of tax)	$195.7	$(9.7)	$50.6	$236.6

(b) Cash Flows

The cash flows attributable to discontinued operations for the years ended December 31, 2012, 2011 and 2010 are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in)operating activities	$383.0	$(53.0)	$—	$330.0
Net cash used in financing activities	—	(125.0)	—	(125.0)
Net cash (used in)/provided by investing activities	—	(1.3)	380.9	379.6

Net cash provided by/(used in) discontinued operations	$383.0	$(179.3)	$380.9	$584.6

2011	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$338.8	$(19.7)	$114.4	$433.5
Net cash (used in)/provided by investing activities	—	(0.6)	492.2	491.6

Net cash provided by/(used in) discontinued operations	$338.8	$(20.3)	$606.6	$925.1

2010	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$257.1	$(9.1)	$112.3	$360.3
Net cash used in investing activities	—	(2.6)	(15.3)	(17.9)

Net cash provided by/(used in) discontinued operations	$257.1	$(11.7)	$97.0	$342.4

(c) Revenue

Tysabri Revenue:

Tysabri revenue for the years ended December 31, 2012, 2011 and 2010 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Tysabri — U.S.	$886.0	$746.5	$593.2
Tysabri — ROW	316.6	317.6	258.3

Total Tysabri revenue	$1,202.6	$1,064.1	$851.5

Until the Tysabri Transaction closes, Tysabri continues to be marketed by Elan in collaboration with Biogen Idec and, subject to certain limitations imposed by the parties, we share with Biogen Idec most of the development and commercialization costs for Tysabri. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec at a price that includes the cost of manufacturing, plus Biogen Idec’s gross profit on Tysabri, and this cost, together with royalties payable to other third parties, is included in cost of sales.

Global in-market net sales of Tysabri for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
United States	$886.0	$746.5	$593.2
ROW	745.1	764.1	636.8

Total Tysabri global in-market net sales	$1,631.1	$1,510.6	$1,230.0

Until the Tysabri Transaction closes, outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on these sales of Tysabri, plus the reimbursement from Biogen Idec of Elan’s directly incurred expenses on these sales, which are primarily comprised of royalties, that we incur and are payable by us to third parties, and which we record in cost of sales.

In 2012, we recorded net Tysabri ROW revenue of $316.6 million (2011: $317.6 million; 2010: $258.3 million), which was calculated as follows (in millions):

	2012	2011	2010
ROW in-market sales by Biogen Idec	$745.1	$764.1	$636.8
ROW operating expenses incurred by Elan and Biogen Idec	(316.3)	(349.3)	(303.8)

ROW operating profit generated by Elan and Biogen Idec	428.8	414.8	333.0

Elan’s 50% share of Tysabri ROW collaboration operating profit	214.4	207.4	166.5
Elan’s directly incurred costs	102.2	110.2	91.8

Net Tysabri ROW revenue	$316.6	$317.6	$258.3

EDT Revenue:

Revenue from the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2011	2010
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5
Focalin®XR/Ritalin ®LA	25.9	33.0
Ampyra®	22.6	56.8
Verelan®	18.1	21.8
Naprelan®	5.9	12.6
Skelaxin®	—	5.9
Other	60.0	76.8

Total product revenue from the EDT business	168.0	261.4

Contract revenue:
Research revenue	6.0	8.2
Milestone payments	3.9	4.5

Total contract revenue from the EDT business	9.9	12.7

Total revenue from the EDT business	$177.9	$274.1

(d) Net Gain on Divestment of Business

Disposal of the Prothena Business

The net loss recorded on the divestment of the Prothena Business during 2012 was $17.9 million, primarily comprised of transaction and other costs of $17.1 million and a share-based compensation charge of $0.8 million.

Disposal of the EDT business

The net gain recorded on the divestment of the EDT business for the year ended December 31, 2011 amounted to $652.9 million, and was calculated as follows (in millions):

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

(e) Other Net Charges/(Gains)

Prothena did not incur any other net gains and charges in the period to December 20, 2012, or for the years ended December 31, 2011 and December 31, 2010. Other net gains and charges from Tysabri for the years ended December 31, 2012, 2011 and 2010 and the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2012	2011	2010
(a) Severance, restructuring and other costs	$4.2	$11.6	$3.5
(b) Facilities and other asset impairment charges	—	6.4	—
(c) Legal settlement gains and awards	—	(84.5)	—

Total other net (gains)/charges	$4.2	$(66.5)	$3.5

(a) Severance, restructuring and other costs

During 2012, we incurred severance restructuring and other costs of $4.2 million related to the Tysabri business resulting from the closure of the South San Francisco facility and associated reduction in headcount.

During 2011, severance restructuring and other costs of $11.6 million were incurred by our discontinued operations, including $1.6 million related to the Tysabri business and $10.0 million related to the closure of EDT’s King of Prussia, Pennsylvania site.

During 2010, severance restructuring and other costs of $3.5 million were incurred by our discontinued operations, including $1.2 million related to the Tysabri business and $2.3 million related to the realignment of resources in the EDT business to meet our business structure.

(b) Facilities and other asset impairment charges

During 2011, EDT incurred asset impairment charges of $6.4 million (2010: $Nil), principally relating to the closure of EDT’s King of Prussia, Pennsylvania site.

(c) Legal settlement gains and awards

In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by EDT in relation to the application of NanoCrystal® technology to Abraxane®. EDT was awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, EDT entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, EDT received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount.

During 2011, EDT entered into an agreement with Alcon Laboratories, Inc. (Alcon) to settle litigation in relation to the application of EDT’s NanoCrystal technology. As part of the settlement agreement with Alcon, EDT received $6.5 million in full and final settlement.

(f) Net Loss on Disposal of Equity Method Investment

Following the completion of the merger between Alkermes, Inc. and EDT in September 2011, we held approximately 25% of the equity of Alkermes plc (31.9 million shares) at the close of the transaction. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at an initial carrying amount of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

In March 2012, we sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc and received net proceeds of $380.9 million, after deduction of underwriter and other fees. Following this sale we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the sale of the 24.15 million ordinary shares, our remaining equity interest in Alkermes plc ceased to qualify as an equity method investment and was recorded as an available-for-sale investment with an initial carrying value of $126.5 million. The net loss on disposal of $13.3 million was calculated as follows (in millions):

Share proceeds	$398.5
Initial carrying value of available for sale investment	126.5
Carrying value of equity method investment divested	(520.7)
Transaction costs	(17.6)

Net loss	$(13.3)

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

(g) Net Loss on Equity Method Investment

For the year ended December 31, 2012, we recorded a net loss on the equity method investment of $7.2 million (2011: $0.7 million) related to our share of the losses of Alkermes plc in the period prior to the disposal of the 24.15 million ordinary shares of Alkermes plc.

For additional information relating to our equity method investments, refer to Note 9 to the Consolidated Financial Statements. For additional information relating to our available for sale investments, refer to Note 17.

(h) Provision for Taxes

The net tax charge attributable to discontinued operations for the year ended December 31, 2012 reflects Irish and U.S. income taxes on Tysabri profits and an Irish and U.S. tax benefit on Prothena losses.

The net tax charge attributable to discontinued operations for the year ended December 31, 2011 reflects Irish and U.S. income taxes on Tysabri profits, an Irish tax benefit on Irish Prothena Business losses, U.S. income taxes on U.S. Prothena profits, Irish taxes on EDT Irish profits and a U.S. tax benefit on EDT U.S. losses.

The net tax charge attributable to discontinued operations for the year ended December 31, 2010 reflects Irish and U.S. income taxes on Tysabri profits, an Irish tax benefit on Irish Prothena Business losses, a U.S. income taxes on U.S. Prothena profits and Irish and U.S. income taxes on EDT profits.

The net tax charges for each of the three years ended December 31, 2012, 2011 and 2010 have been classified as deferred as the net profits attributed to discontinued operations were off-set by losses arising in continuing operations. A corresponding net tax benefit reflecting this off-set has been included in the deferred taxes attributable to continuing operations in the Consolidated Statements of Operations for each of the three years ended December 31, 2012, 2011 and 2010.

Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2012
Net Income/(Loss) Per Share

13. Net Income/(Loss) Per Share

Basic income/(loss) per share is computed by dividing the net income/(loss) for the period available to ordinary shareholders by the weighted-average number of Ordinary Shares outstanding during the period. Diluted net income/(loss) per share is computed by dividing the net income/(loss) for the period by the weighted-average number of Ordinary Shares outstanding and, when dilutive, adjusted for the effect of all dilutive potential Ordinary Shares, including stock options and RSUs.

	2012	2011	2010
	(in millions)
Net loss — continuing operations	$(372.7)	$(453.5)	$(561.3)
Net income — discontinued operations	235.3	1,014.0	236.6

Net (loss)/income — total operations	$(137.4)	$560.5	$(324.7)

Basic and diluted net income/(loss) per share for the years ended December 31 is as follows:
Basic and diluted earnings/(loss) per share:
From continuing operations	$(0.63)	$(0.77)	$(0.96)
From discontinued operations	0.40	1.73	0.40

Total attributable to the ordinary shareholders of the Parent Company	$(0.23)	$0.95	$(0.56)

Basic and diluted weighted average number of ordinary shares outstanding (in millions) — continuing and discontinued operations and total operations	592.4	587.6	584.9

As of December 31, 2012, there were stock options and RSUs outstanding of 21.6 million shares (2011: 23.4 million shares; 2010: 22.9 million shares). All of these stock options and RSUs were anti-dilutive in 2012, 2011 and 2010 but could potentially have a dilutive impact in the future.

Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash

14. Restricted Cash

We had total restricted cash (current and non-current) of $16.3 million at December 31, 2012 (2011: $16.3 million), which relates to amounts pledged to secure certain letters of credit.

Assets Held For Sale	12 Months Ended
Dec. 31, 2012
Assets Held For Sale

15. Assets Held for Sale

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals.

The assets of the Tysabri business have been presented as held for sale as of December 31, 2012. The major classes of assets of the Tysabri business presented as held for sale are as follows:

2012
Goodwill	$110.8
Other intangible assets	84.4
Inventory	24.9

Total	$220.1

Refer to Note 12 for information on the results of Tysabri for the years ended December 31, 2012, 2011 and 2010, which are presented as a discontinued operation in the Consolidated Statements of Operations.

Accounts Receivable	1 Months Ended
Feb. 06, 2013
Accounts Receivable

16. Accounts Receivable

The accounts receivable balance as of December 31, 2012, was $193.5 million (2011: $167.7 million). No allowances for doubtful accounts were required as of December 31, 2012 and 2011.

The following customer or collaborator accounts for more than 10% of our accounts receivable at December 31, 2012 and 2011:

	2012	2011
AmerisourceBergen Corp.	68%	65%
Biogen Idec	32%	35%

As of December 31, 2012 and 2011 there were no trade receivables past due but not impaired.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities

17. Investment Securities

Current investment securities

Current investment securities at December 31 of each year consisted of the following (in millions):

	2012	2011
Equity securities — current, at cost less impairments	$150.4	$0.3
Unrealized gains on equity securities	17.5	0.1
Unrealized losses on equity securities	—	(0.1)

Total investment securities — current	$167.9	$0.3

Equity securities — current

Marketable equity securities consisted primarily of an equity investment in Alkermes plc. Following the completion of the merger between Alkermes, Inc. and EDT on September 16, 2011, we held approximately 25% of the equity of Alkermes plc (31.9 million shares). Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at an initial carrying value of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction. In March 2012, we sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc for net proceeds of $380.9 million after deduction of underwriter and other fees. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the sale of the 24.15 million ordinary shares, our remaining equity interest in Alkermes plc ceased to qualify as an equity method investment and was recorded as an available for sale investment with an initial carrying value of $126.5 million. The fair market value of this investment at December 31, 2012 was $143.5 million. For additional information relating to our net loss on disposal of the Alkermes plc equity method investment during 2012, refer to Note 9 to the Consolidated Financial Statements.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of approximately $169.7 million.

Marketable equity securities also include an equity investment in Prothena. On December 20, 2012, we completed the separation of the Prothena Business into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. In connection with the separation of the Prothena Business, a wholly owned subsidiary of Elan subscribed for 3.2 million newly-issued ordinary shares of Prothena, representing 18% of the outstanding ordinary shares of Prothena. This investment was recorded as an available for sale investment on the Consolidated Balance Sheet at an initial carrying value of $22.9 million. The fair market value of this investment at December 31, 2012 was $23.3 million.

Marketable equity securities also include investments in emerging pharmaceutical and biotechnology companies. The fair market value of these securities was $1.1 million at December 31, 2012 (2011: $0.3 million).

Non-current investment securities

Non-current investment securities of $8.6 million as of December 31 2012 (2011: $9.8 million) were comprised of equity investments held in privately held biotech companies recorded at cost, less impairments.

Net investment losses/(gains) (in millions)

	2012	2011	2010
Net gains on sale of current investment securities	$—	$(0.1)	$(4.9)
Derivative fair value gains	—	—	(1.2)
Net gains on sale of non-current investment securities	—	(2.3)	(7.9)

Net investment gains on investment securities	—	(2.4)	(14.0)
Impairment charges	1.2	—	—
Other	—	(0.2)	1.2

Net investment (gains)/losses	$1.2	$(2.6)	$(12.8)

In 2012, we recorded an impairment charge of $1.2 million (2011: $Nil; 2010: $Nil) related to an other-than-temporary impairment of our marketable equity securities.

The framework used for measuring the fair value of our investment securities is described in Note 31.

Inventory	12 Months Ended
Dec. 31, 2012
Inventory

18. Inventory

The inventory balance at December 31, 2012 of $24.9 million consisted of Tysabri finished goods and has been presented as part of the assets held for sale. For information on the assets of the Tysabri business that have been presented as held for sale as of December 31, 2012, refer to Note 15.

Product inventories at December 31, 2011 of $23.8 million also consisted of Tysabri finished goods inventory.

Prepaid And Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid And Other Current Assets

19. Prepaid and Other Current Assets

Prepaid and other current assets at December 31 of each year consisted of the following (in millions):

	2012	2011
Prepayments	$10.5	$10.8
Deferred consideration	—	11.4
Other current assets	2.7	3.5

Total prepaid and other current assets	$13.2	$25.7

The deferred consideration balance at December 31, 2011 related to the present value of deferred non-contingent consideration receivable from Azur (which has since been acquired by Jazz) in respect of the divestment of the Prialt assets and rights in May 2010. During 2012, we received the deferred consideration of $12.0 million. For additional information on this transaction, refer to Note 6.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment

20. Property, Plant and Equipment

	Land &	Plant &
	Buildings	Equipment	Total
	(In millions)
Cost:
At January 1, 2011	$375.9	$319.9	$695.8
Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Additions	2.7	6.0	8.7
Disposals	(3.4)	(13.4)	(16.8)

At December 31, 2012	$81.5	$56.5	$138.0

Accumulated depreciation and impairment:
At January 1, 2011	$(167.2)	$(241.1)	$(408.3)
Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	$(21.7)	$(41.2)	$(62.9)

Charged in year	(5.9)	(4.3)	(10.2)
Impairment	(50.1)	(14.2)	(64.3)
Disposals	0.7	11.4	12.1

At December 31, 2012	(77.0)	(48.3)	(125.3)

Net book value: December 31, 2012	$4.5	$8.2	$12.7

Net book value: December 31, 2011	$60.5	$22.7	$83.2

During 2012, we recorded an asset impairment charge of $64.3 million within other net charges in the Consolidated Statement of Operations relating to the planned closure of our facilities in South San Francisco following the separation of the Prothena Business and cessation of the remaining early stage research activities. For additional information on this transaction, refer to Note 12.

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. In connection with this transaction, we disposed of land and buildings with a net book value of $150.7 million and plant and equipment with a net book value of $51.3 million related to EDT. For additional information on this transaction, refer to Note 12.

During 2011, we recorded an asset impairment charge of $10.0 million within other net charges in the Consolidated Statement of Operations relating to a consolidation of facilities in South San Francisco and the closure of EDT’s King of Prussia, Pennsylvania site.

We had no assets acquired under capital leases as of December 31, 2012 or 2011.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets

21. Goodwill and Other Intangible Assets

	Goodwill	Other Intangible Assets	Total
	(In millions)
Cost:
At January 1, 2011	$257.1	$426.0	$683.1
Additions	—	2.6	2.6
Disposals	(49.7)	(173.0)	(222.7)
Impairment	—	(0.3)	(0.3)

At December 31, 2011	$207.4	$255.3	$462.7

Additions	—	1.9	1.9
Disposals	(0.6)	(4.4)	(5.0)
Transferred to assets held for sale	(110.8)	(159.2)	(270.0)
Impairment	—	—	—

At December 31, 2012	$96.0	$93.6	$189.6

Accumulated amortization:
At January 1, 2011	$—	$(306.6)	$(306.6)
Charged in year	—	(15.9)	(15.9)
Disposals	—	169.7	169.7

At December 31, 2011	$—	$(152.8)	$(152.8)

Charged in year	—	(14.6)	(14.6)
Disposals	—	3.8	3.8
Transferred to assets held for sale	—	74.8	74.8
Impairment	—	(1.8)	(1.8)

At December 31, 2012	—	(90.6)	(90.6)

Net book value: December 31, 2012	$96.0	$3.0	$99.0

Net book value: December 31, 2011	$207.4	$102.5	$309.9

Other intangible assets consist primarily of computer software as follows (in millions):

	2012	2011
Tysabri	$—	$96.9
Other intangible assets	3.0	5.6

Total other intangible assets	$3.0	$102.5

The assets of the Tysabri business, which have been classified as held for sale as of December 31, 2012, include goodwill that has been allocated to the Tysabri business of $110.8 million and other intangible assets of $84.4 million. For information on the assets of the Tysabri business, which have been classified as held for sale as of December 31, 2012, refer to Note 15.

On December 20, 2012, we completed the separation of the Prothena Business into a new, publicly traded company incorporated in Ireland. In connection with this transaction, we disposed of goodwill of $0.6 million which was allocated to the Prothena Business. In 2012, we also recorded an impairment charge of $1.8 million within other net charges in respect of computer software and other intangible assets which will no longer be utilized as a result of separation of the Prothena Business and cessation of the remaining early stage research activities. For additional information on this transaction, refer to Note 28.

On September 16, 2011, we announced the completion of the merger between Alkermes, Inc. and EDT. As part of this transaction, we disposed of patents, licenses, IP and other intangible assets related to EDT with a net book value of $3.3 million. We also disposed of goodwill of $49.7 million which was allocated to the EDT business. For additional information on this transaction, refer to Note 5. In 2011, we also recorded an impairment charge of $0.3 million (2010: $0.9 million) within other net charges in respect of computer software which will no longer be utilized.

The weighted-average remaining useful life for other intangible assets at December 31, 2012 was 3.0 years (2011: 7.6 years).

Amortization expense for the year ended December 31, 2012 amounted to $14.6 million (2011: $15.9 million; 2010: $28.4 million) and is recorded as cost of sales, selling, general and administrative (SG&A) expenses and R&D expenses in the Consolidated Statements of Operations, as it relates to the respective functions.

As of December 31, 2012, our expected future amortization expense of currently held other intangible assets is as follows (in millions):

Year ending December 31, 2013	$1.3
2014	0.8
2015	0.6
2016	0.2
2017	0.1
2018 and thereafter	—

Total	$3.0

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets

22. Other Assets

Non-current other assets at December 31 of each year consisted of the following (in millions):

	2012	2011
Deferred financing costs	$11.8	$11.1
Other	6.3	13.4

Total other assets	$18.1	$24.5

Accrued And Other Current Liabilities, And Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Accrued And Other Current Liabilities, And Other Long-Term Liabilities

23. Accrued and Other Current Liabilities, and Other Long-Term Liabilities

Accrued and other current liabilities at December 31 of each year consisted of the following (in millions):

	2012	2011
Accrued royalties payable	$79.1	$73.3
Lease liabilities	56.4	15.5
Restructuring accruals	27.6	9.7
Accrued rebates	31.8	31.7
Sales and marketing accruals	28.1	23.4
Payroll and related taxes	20.8	32.5
Clinical trial accruals	13.0	15.2
Accrued transaction costs	12.5	—
Janssen AI losses in excess of investment	11.0	—
Accrued interest	9.3	11.4
Cambridge Collaboration termination	8.0	—
Litigation accruals	1.0	0.7
Other accruals	15.5	16.5

Total accrued and other current liabilities	$314.1	$229.9

For further information on the $11.0 million as of December 31, 2012 (2011: $Nil) related to Janssen AI losses in excess of investment made, refer to Note 9.

Other long-term liabilities at December 31 of each year consisted of the following (in millions):

	2012	2011
Unfunded pension liability	$39.1	$12.2
Accrued income tax payable	6.1	6.2
Deferred rent	0.6	17.0
Deferred revenue	0.1	0.4
Other	16.4	24.9

Total other long-term liabilities	$62.3	$60.7

The unfunded pension liability at December 31, 2012 and 2011 relates to two defined benefit pension plans. For additional information, refer to Note 29.

Severance, restructuring and other costs accrual

The following table provides a rollforward of the severance, restructuring and other charges accrual (in millions):

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7
Restructuring and other charges	48.7
Reversal of prior year accrual	(2.1)
Reclassification from long term accrual	0.2
Cash payments	(22.9)
Non-cash charges	(6.0)

Balance at December 31, 2012	$27.6

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

24. Long-Term Debt

Long-term debt at December 31, 2012 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
6.25% Notes	October 2019	600.0	—	600.0

Total debt		$600.0	$—	$600.0

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

6.25% Notes

In October 2012, we completed the offering and sale of $600.0 million in aggregate principal amount of the 6.25% Senior Fixed Rate Notes due 2019 (the 6.25% Notes), issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. Interest is paid in cash semi-annually.

At any time, or from time to time, prior to October 15, 2015, we may redeem the 6.25% Notes, in whole but not in part, at a price equal to 100% of their principal amount plus a make whole premium plus accrued and unpaid interest. We may redeem the 6.25% Notes, in whole or in part, beginning on October 15, 2015 at an initial redemption price of 104.688% of their principal amount plus accrued and unpaid interest. In addition, at any time, or from time to time, on or prior to October 15, 2015, we may redeem up to 35% of the 6.25% Notes using the proceeds of certain equity offerings at a redemption price of 106.25% of the principal, plus accrued and unpaid interest. For additional information, refer to Note 37.

2016 Notes issued October 2009 and August 2010

In October 2009, we completed the offering and sale of $625.0 million in aggregate principal amount of the 2016 Notes issued October 2009, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued October 2009 bear interest at a rate of 8.75%. In August 2010, we completed the offering and sale of $200.0 million in aggregate principal amount of the 2016 Notes issued August 2010, issued by Elan Finance plc and guaranteed by Elan Corporation, plc and certain of our subsidiaries. The 2016 Notes issued August 2010 bear interest at a rate of 8.75%.

On September 16, 2011, we issued an offer (the Asset Sale Offer) to purchase up to $721.2 million in aggregate principal amount of the Senior Notes consisting of the 2013 Fixed Rate Notes, the 2013 Floating Rate Notes, the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, in accordance with the terms of the indenture governing these notes, at a purchase price of 100% of the aggregate principal amount thereof, plus accrued and unpaid interest to the date of payment. The Asset Sale Offer expired on October 14, 2011 and holders of $0.5 million of the 2016 Notes issued October 2009 tendered their notes. On October 20, 2011, we repurchased $152.4 million and $47.6 million in aggregate principal amounts of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, respectively in a separate private transaction.

In September 2012, we announced a cash tender offer (the Tender Offer) for the outstanding 2016 Notes issued October 2009 and the outstanding 2016 Notes issued August 2010. The total consideration for the Tender Offer was $1,053.34 per $1,000 of principal amount, plus accrued and unpaid interest to the date of payment. An additional consent payment of $40 per $1,000 principal amount was paid to holders of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010 who tendered their notes on or before October 5, 2012. The Tender Offer expired on October 22, 2012 and holders of $439.5 million and the $141.3 million in aggregate principal amounts of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, respectively, tendered their notes. In October 2012, we also announced the election to redeem all of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010 not purchased in the Tender Offer. Pursuant to this redemption, $32.6 million and $11.1 million of the outstanding aggregate principal amounts of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, respectively, were redeemed at a redemption price of 108.75% of the aggregate principal amount thereof, plus accrued but unpaid interest thereon to the date of payment.

Covenants

The agreement governing our outstanding long-term indebtedness contains various restrictive covenants that limit our financial and operating flexibility. The covenants do not require us to maintain or adhere to any specific financial ratios, however, they do restrict within certain limits our ability to, among other things:

•	Incur additional debt;

•	Create liens;

•	Enter into certain transactions with affiliates, except on an arm’s-length basis;

•	Enter into certain types of investment transactions;

•	Engage in certain asset sales or sale and leaseback transactions;

•	Pay dividends; and

•	Consolidate, merge with, or sell all or substantially all of its assets to another entity.

The breach of any of these covenants may result in a default under the agreement, which could result in the indebtedness under the agreement becoming immediately due and payable and may result in a default under our other indebtedness subject to cross acceleration provisions.

Share Capital	12 Months Ended
Dec. 31, 2012
Share Capital

25. Share Capital

Share capital at December 31 of each year consisted of the following:

	No. of Ordinary Shares
Authorized Share Capital	2012	2011
Ordinary Shares (par value €0.05)	810,000,000	810,000,000
Executive Shares (par value €1.25) (the Executive Shares)	1,000	1,000
“B” Executive Shares (par value €0.05) (the “B” Executive Shares)	25,000	25,000

	At December 31, 2012		At December 31, 2011
Issued and Fully Paid Share Capital	Number	$000s	Number	$000s
Ordinary Shares	594,949,536	36,496	589,346,275	36,158
Executive Shares	—	—	1,000	2
“B” Executive Shares	—	—	21,375	2

In September 2012, the 1,000 outstanding Executive Shares of €1.25 each and the 21,375 outstanding “B” Executive Shares of €0.05 each were fully redeemed at par and cancelled.

Additional Paid In Capital	12 Months Ended
Dec. 31, 2012
Additional Paid In Capital

26. Additional Paid In Capital

In accordance with the provisions of Irish Company Law, we took steps to reduce our share capital by cancelling some of our share premium account (which does not constitute distributable reserves under Irish Company Law), with a corresponding reduction in and elimination of our retained loss (accumulated deficit) to create distributable reserves. At our Annual General Meeting on May 24, 2012, the shareholders resolved, subject to the approval of the High Court of Ireland, to reduce the share premium account (APIC) of the Company by cancelling some or all of the Company’s share premium account (the final amount to be determined by the Directors). The Directors subsequently resolved to reduce the share premium account of the Company by $6,199.9 million and use these reserves to offset the accumulated deficit of the Company, with the balance to be treated as retained earnings which shall be available for distribution. On July 19, 2012, the Irish High Court approved the Directors’ resolution and this order was registered with the Irish Companies Registration Office on July 23, 2012. The reduction in share premium (APIC) and corresponding offset against the accumulated deficit has not been presented in the Company’s Consolidated Financial Statements as of and for the year ended December 31, 2012, because a reduction in accumulated deficit mandated through formal court proceeding is not recognized under U.S. GAAP. The distributable reserves of the Parent Company at December 31, 2012 were $1,757.4 million (2011: $Nil). In accordance with Irish Company law, the determination of whether the Elan group can make a distribution to shareholders is based on the distributable reserves of the Parent Company and not the consolidated accumulated reserves of the Group.

Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Loss

27. Accumulated Other Comprehensive Loss

Accumulated OCI net of $Nil taxes at December 31 of each year consisted of the following (in millions):

	2012	2011
Net unrealized gains on investment securities	$17.5	$—
Currency translation adjustments	(0.1)	(0.1)
Unamortized net actuarial loss on pension plans	(61.8)	(37.0)
Unamortized prior service cost on pension plans	(0.2)	(0.3)

Accumulated other comprehensive loss	$(44.6)	$(37.4)

Separation And Distribution Of Prothena Business	12 Months Ended
Dec. 31, 2012
Separation And Distribution Of Prothena Business

28. Separation and Distribution of Prothena Business

On December 20, 2012, we transferred a substantial portion of our drug discovery business platform into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. Prothena focuses on the discovery and development of novel antibodies for the potential treatment of a broad range of diseases that involve protein misfolding or cell adhesion. The separation of the Prothena Business from Elan was completed through a demerger under Irish law. The demerger was effected by Elan transferring our wholly-owned subsidiaries comprising the Prothena Business to Prothena, in exchange for Prothena issuing Prothena ordinary shares directly to Elan shareholders, on a pro rata basis. Prothena’s issuance of its outstanding shares constituted a deemed in specie distribution by Elan to Elan shareholders. Each Elan shareholder received one Prothena ordinary share for every 41 Elan ordinary shares or Elan ADSs held.

Immediately following the separation of the Prothena Business, a wholly owned subsidiary of Elan subscribed for 3.2 million newly-issued ordinary shares of Prothena, representing 18% of the outstanding ordinary shares of Prothena. We do not have the ability to exercise significant influence over Prothena so this investment has been recorded as an available-for-sale investment on the Consolidated Balance Sheet at an initial fair value of $22.9 million. See Note 17 for further details of this investment.

The total value of the Prothena in specie distribution amounted to $105.7 million, and was calculated as follows (in millions):

Cash and cash equivalents	$125.0
Net assets	3.2

Total assets transferred	128.2
Fair value of operating lease guarantee	0.4
Less: Initial carrying value of available for sale interest in Prothena	(22.9)

Total value of the Prothena distribution	$105.7

Prothena’s historical results of operations have been presented as a discontinued operation in the Consolidated Statements of Operations. See Note 12 for further details of the results of discontinued operations.

Lease Guarantee

In connection with the separation of the Prothena Business, we assigned the leases for the facilities at 650 Gateway Boulevard in South San Francisco to Prothena, which were previously used by the Prothena Business. In accordance with the terms of the lease assignment agreement, Prothena agreed to assume all of the rights, obligations and duties as the lessor of the facilities. However, should Prothena default under its lease obligations, Elan would be held liable by the landlord, and thus, Elan have in substance guaranteed the obligations under the lease agreements for the 650 Gateway facilities. As of December 31, 2012, the total lease payments for the duration of the guarantee, which runs through November 2020, are approximately $10.8 million. Elan recorded a liability of $0.4 million on the Consolidated Balance Sheet as of December 31, 2012 related to the estimated fair value of this guarantee. The fair value of this lease guarantee was included as part of the distribution in specie by Elan.

Pension And Other Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension And Other Employee Benefit Plans

29. Pension and Other Employee Benefit Plans

Pension

We fund the pensions of certain employees based in Ireland through two defined benefit plans. These plans were closed to new entrants from March 31, 2009, and a defined contribution plan was established for employees in Ireland hired after this date.

In general, on retirement, eligible employees in the staff scheme are entitled to a pension calculated at 1/60th (1/52nd for the executive scheme) of their final salary for each year of service, subject to a maximum of 40 years. These plans are managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a qualified professional actuary. The investments of the plans at December 31, 2012 consisted of units held in independently administered funds.

The change in projected benefit obligation at December 31 of each year consisted of the following (in millions):

	2012	2011
Projected benefit obligation at January 1	$99.7	$97.3
Service cost	1.1	3.4
Interest cost	4.3	4.6
Plan participants’ contributions	0.3	1.5
Actuarial loss	33.5	6.7
Benefits paid and other disbursements	(1.3)	(1.6)
Curtailment gain	—	(8.8)
Foreign currency exchange rate changes	2.8	(3.4)

Projected benefit obligation at December 31	$140.4	$99.7

The changes in plan assets at December 31 of each year consisted of the following (in millions):

	2012	2011
Fair value of plan assets at beginning of year	$87.5	$77.4
Actual (loss)/gain on plan assets	11.4	(2.7)
Employer contribution	1.4	16.2
Plan participants’ contributions	0.3	1.5
Benefits paid and other disbursements	(1.3)	(1.6)
Foreign currency exchange rate changes	2.0	(3.3)

Fair value of plan assets at end of year	$101.3	$87.5

Unfunded status at end of year	$(39.1)	$(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37.0
Unamortized prior service cost in accumulated OCI	0.2	0.3

Net amount recognized	$22.9	$25.1

Amounts recognized in the Consolidated Balance Sheet at December 31 of each year consisted of the following (in millions):

	2012	2011
Unfunded status — non-current liability	$(39.1)	$(12.2)
Accumulated OCI	62.0	37.3

Net amount recognized	$22.9	$25.1

Net periodic pension cost for the years ended December 31 of each year consisted of the following (in millions):

	2012	2011	2010
Service cost	$1.1	$3.4	$3.2
Interest cost	4.3	4.6	4.2
Expected return on plan assets	(4.3)	(5.0)	(4.9)
Amortization of net actuarial loss	1.6	1.4	1.2
Amortization of prior service cost	—	0.2	—

Net periodic pension cost	$2.7	$4.6	$3.7

The divestment of the EDT business on September 16, 2011 resulted in the cessation of the pension accrual for the EDT active members of the plans. This resulted in a reduction in the actuarial present value of the projected benefit obligation and a resultant curtailment gain as the link to future pensionable salary increases was broken for these active members. The curtailment gain of $8.8 million was recorded against the unamortized net actuarial loss in OCI.

The weighted-average assumptions used to determine net periodic pension cost and benefit obligation at December 31 of each year were:

	2012	2011
Discount rate	3.3%	4.3%
Expected return on plan assets	4.3%	5.5%
Rate of compensation increase	3.4%	3.4%

The discount rate of 3.3% at December 31, 2012, was determined by reference to yields on high-quality fixed-income investments, having regard to the duration of the plans’ liabilities. The average duration of both defined benefit plans is greater than 20 years. Since no significant market exists for high-quality fixed income investments in Ireland and, following the crisis in the credit markets, the number of AA-rated corporate bonds with long durations is limited, the assumed discount rate of 3.3% per annum at December 31, 2012, was determined based on a yield curve derived by reference to government bonds with an added corporate bond spread derived from the Merrill Lynch 10+ AA corporate bond index.

In Ireland, post-retirement mortality rates are calculated using 62% of the mortality rates of the PNML00 mortality tables for males and 70% of the mortality rates of the PNFL00 mortality tables for females. To make an allowance for expected future increases in average life expectancy, plan benefit obligations for each plan member are increased by 0.39% per annum to retirement age. This approach to post-retirement mortality is used in the standard transfer value basis set out in Actuarial Standard of Practice ASP Pen-2, issued by the Society of Actuaries in Ireland.

The average life expectancy in years of a current pensioner retiring at the age of 65:

	2012	2011
Females	23.5	23.4
Males	21.8	21.7

The average life expectancy in years of a pensioner retiring at the age of 65 in 10 years:

	2012	2011
Females	24.5	24.4
Males	22.7	22.6

The average life expectancy in years of a pensioner retiring at the age of 65 in 20 years:

	2012	2011
Females	25.4	25.3
Males	23.6	23.5

At December 31, 2012, the impact of certain changes in the principal assumptions on the projected benefit obligation, service cost and net periodic pension cost is as follows (in millions):

	Increase/(decrease) in Projected Benefit Obligation	Increase/(decrease) in Service Cost	Increase/(decrease) in Net Periodic Pension Cost
Increase of 0.25% in discount rate	$(9.8)	$(0.2)	$(0.8)
Decrease of 0.25% in discount rate	10.6	0.2	0.8
Increase of 0.25% in salary and inflation rates	10.2	0.2	1.1
Decrease of 0.25% in salary and inflation rates	(9.4)	(0.2)	(1.1)
Increase of one year in life expectancy	4.5	0.1	0.5
Decrease of one year in life expectancy	(4.5)	(0.1)	(0.5)
Increase of 0.25% in pension increase assumption	4.6	0.1	0.5
Decrease of 0.25% in pension increase assumption	(3.8)	(0.1)	(0.5)

The weighted-average asset allocations at December 31 of each year by asset category consisted of the following:

	2012	2011
Equities	48.1%	47.1%
Bonds	19.4%	18.5%
Property	0.6%	0.7%
Cash	11.4%	13.3%
Absolute return fund	20.5%	20.4%

Total	100.0%	100.0%

The investment mix of the pension plans’ assets is biased towards equities, with a diversified domestic and international portfolio of shares listed and traded on recognized exchanges.

The long-term asset allocation ranges of the trusts are as follows:

Equities	60%-80%
Bonds	10%-40%
Property	0%-10%
Other	0%-10%

A portion of the assets are allocated to low-risk investments, which are expected to move in a manner consistent with that of the liabilities. The balances of the assets are allocated to performance-seeking investments designed to provide returns in excess of the growth in liabilities over the long term. The key risks relating to the plan assets are as follows:

•

Interest rate risk — the risk that changes in interest rates result in a change in value of the liabilities not reflected in the changes in the asset values. This risk is managed by allocating a portion of the trusts’ assets to assets that are expected to behave in a manner similar to the liabilities.

•

Inflation risk — the risk that the inflation-linked liabilities of salary growth and pension increases increase at a faster rate than the assets held. This risk is managed by allocating a portion of the plans’ to investments with returns that are expected to exceed inflation.

•

Market risk — the risk that the return from assets is not sufficient to meet liabilities. This risk is managed by monitoring the performance of the assets and requesting regular valuations of the liabilities. A professionally qualified actuary performs regular valuations of the plans and the progress of the assets is examined against the plans’ funding target. Further, the assets of the plans are invested in a range of asset classes in order to limit exposure to any particular asset class or security.

•

Manager risk — the risk that the chosen manager does not meet its investment objectives, or deviates from its intended risk profile. This risk is managed by regularly monitoring the managers responsible for the investment of the assets relative to the agreed objectives and risk profile.

•

Cash flow risk — the risk that the cash flow needs of the plan requires a disinvestment of assets at an inopportune time. As part of the asset allocation strategy, the proportion of assets held by the plans in liability matching assets will explicitly consider the cash flows expected to arise in the near term.

As of December 31, 2012, the expected long-term rate of return on assets of 4.3% (2011: 5.5%) was calculated based on the assumptions of the following returns for each asset class:

	2012	2011
Equities	6.5%	7.0%
Property	5.5%	6.0%
Bonds	3.0%	3.5%
Cash	2.0%	2.0%
Absolute return fund	4.5%	6.0%

As of December 31, 2012, the assumed return on equities has been derived as the assumed return on bonds plus an assumed equity risk premium of 3.5% (2011: 3.5%).

As of December 31, 2012, the expected return on property has been chosen by allowing for a property risk premium of 2.5% (2011: 2.5%) above the expected return on bonds.

The expected government bond returns are set equal to the yield on the government bonds of appropriate duration as at the date of measurement.

The investment in an absolute return fund aims to provide an absolute return with a lower volatility than the target returns.

The following table sets forth the fair value of our pension plan assets, as of December 31, 2012 (in millions):

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Equities	$48.7	$—	$—	$48.7
Bonds	19.7	—	—	19.7
Property	—	—	0.6	0.6
Cash	11.5	—	—	11.5
Absolute return fund	20.8	—	—	20.8

Total	$100.7	$—	$0.6	$101.3

The following table sets forth a summary of the changes in the fair value of our Level 3 pension plan assets, which were measured at fair value on a recurring basis for the year ended December 31, 2012 (in millions).

Total
Beginning balance at January 1, 2012	$0.6
Unrealized loss on property assets	—

Ending balance at December 31, 2012	$0.6

All properties in the fund are valued by independent valuers in accordance with the Royal Institute of Chartered Surveyors Valuation Standards by forecasting the returns of the market at regular intervals. These forecasts have regard to the output from a proprietary quantitative model, the inputs to which include gross national product growth, interest rates and inflation.

The total accumulated benefit obligation for the defined benefit pension plans was $136.3 million at December 31, 2012 (2011: $95.0 million).

At December 31, 2012, the total estimated future benefit payments to be paid in respect of the plans for the period of 2013-2017 is approximately $2.0 million per annum. The total estimated future benefit payments to be paid in the period of 2018-2022 is approximately $5.1 million per annum.

The expected benefits to be paid are based on the same assumptions used to measure our benefit obligation at December 31, 2012, including the expected future employee service.

As of December 31, 2012, we expect to recognize $3.0 million of the unamortized net actuarial loss that is included in accumulated OCI at December 31, 2012, during 2013.

In January 2013, the Company ceased the future accrual of benefits to the active members of the defined benefit pension plans. Active members became deferred members of the defined benefit plans on January 31, 2013 and became members of the Irish defined contribution plan on February 1, 2013. In connection with the cessation of the future accrual of benefits, we made a lump sum contribution to the defined benefit plans of $19.8 million. We expect to contribute approximately $22.0 million to our defined benefit plans in 2013, including the lump sum contribution of $19.8 million.

Defined Contribution Retirement Plans

We operate a number of defined contribution retirement plans. The costs of these plans are charged to the Consolidated Statement of Operations in the period they are incurred. For 2012, total expense related to the defined contribution plans was $2.2 million (2011: $3.6 million; 2010: $4.5 million).

Employee Savings and Retirement Plan 401(k)

We maintain a 401(k) retirement savings plan for our employees based in the United States. Participants in the 401(k) plan may contribute up to 80% of their annual compensation, limited by the maximum amount allowed by the IRC. We match 3% of each participating employee’s annual compensation on a quarterly basis and may contribute additional discretionary matching up to another 3% of the employee’s annual qualified compensation. Our matching contributions vest immediately. For 2012, we recorded $1.9 million (2011: $3.2 million; 2010: $4.0 million) of expense in connection with the matching contributions under the 401(k) plan.

Irish Defined Contribution Plan

We operate a defined contribution plan for employees based in Ireland. Under the plan, we contribute up to 18% of each participating employee’s annual eligible income on a monthly basis. For 2012, we recorded $0.3 million (2011: $0.4 million; 2010: $0.5 million) of expense in connection with the matching contributions under the Irish defined contribution plans.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

30. Share-based Compensation

We currently grant equity awards from the Long Term Incentive Plan (2006 LTIP), which provides for the issuance of stock options, RSUs and other equity awards. Our equity award program is a long-term retention program that is intended to attract, retain and motivate employees, directors and consultants of Elan and our affiliates, and to align the interests of these parties with those of shareholders. We consider our equity award program critical to our operation and productivity. Equity awards are settled through the issuance of new shares. As of December 31, 2012, there were 1,292,215 shares available for issuance under the 2006 LTIP (2011: 6,082,810 shares).

In May 2012, our shareholders approved the Elan Corporation, plc 2012 Long Term Incentive Plan (2012 LTIP), which provides for the grant of equity up to 30,000,000 Ordinary Shares. As of December 31, 2012, 30,000,000 shares were available for future issuance under the 2012 LTIP.

Elan stock options and RSUs outstanding amounts at close of business on December 20, 2012 were subject to an adjustment in connection with the separation and distribution of the Prothena Business. In line with the terms of our employee equity plans (2006 LTIP, 1996 LTIP and 1999 Stock Option Plan) the total number of RSUs outstanding on that day was increased by 3.24165%, the number of options outstanding was also increased and the corresponding exercise prices decreased to reflect the changes in the Company’s share price across the transaction date.

Stock Options

Stock options are granted at the price equal to the market value at the date of grant and will expire on a date not later than 10 years after their grant. Options generally vest between one and three years from the grant date.

Options outstanding at December 31 of each year consisted of the following (in thousands):

	2012	2011
1996 Plan	2,629	3,663
1998 Plan	—	123
1999 Plan	1,489	3,364
2006 LTIP	14,079	12,301

Total	18,197	19,451

The total employee and non-employee stock options outstanding, vested and expected to vest, and exercisable are summarized as follows:

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55
Exercised	(3,278)	5.65
Granted	5,182	12.23
Forfeited	(1,023)	11.24
Expired	(2,135)	17.82

Outstanding at December 31, 2012	18,197	$10.77	6.2	$29.0

Vested and expected to vest at December 31, 2012	17,399	$10.76	6.1	$28.1

Exercisable at December 31, 2012	12,522	$11.06	5.0	$21.6

(1)	Weighted-average exercise price

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of our stock. The total intrinsic value of options exercised in 2012 was $21.0 million (2011: $2.9 million; 2010: $0.7 million). The total fair value expensed over the vesting terms of options that vested in 2012 was $11.0 million (2011: $21.6 million; 2010: $13.4 million).

At December 31, 2012, the range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$2.70-$10.00	8,707	6.3	$6.89	6,298	5.6	$6.78
$10.01-$24.98	9,203	6.2	13.98	5,937	4.5	14.90
$24.99-$34.68	287	3.1	25.72	287	3.1	25.72

$2.70-$34.68	18,197	6.2	$10.77	12,522	5.0	$11.06

Equity-settled share-based payments made to employees have been recognized in the financial statements based on the fair value of the awards measured at the date of grant. We use the graded-vesting attribution method for recognizing share-based compensation expense over the requisite service period for each separately vesting tranche of award as though the awards were, in substance, multiple awards.

Equity-settled share-based payments made to non-employees have been recognized in the financial statements based on the fair value of the awards on the vest date; which is the date at which the commitment for performance by the non-employees to earn the awards is reached and also the date at which the non-employees’ performance is complete.

The fair value of stock options is calculated using a binomial option-pricing model and the fair value of options issued under our EEPP is calculated using the Black-Scholes option-pricing model, taking into account the relevant terms and conditions. The binomial option-pricing model is used to estimate the fair value of our stock options because it better reflects the possibility of exercise before the end of the options’ life. The binomial option-pricing model also integrates possible variations in model inputs, such as risk-free interest rates and other inputs, which may change over the life of the options. Options issued under our EEPP have relatively short contractual lives, or must be exercised within a short period of time after the vesting date, and the input factors identified above do not apply. Therefore, the Black-Scholes option-pricing model produces a fair value that is substantially the same as a more complex binomial option-pricing model for our EEPP. The amount recognized as an expense is adjusted each period to reflect actual and estimated future levels of vesting.

We use the implied volatility for traded options on our stock with remaining maturities of at least one year to determine the expected volatility assumption required in the binomial model. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of our stock option awards. The dividend yield assumption is based on the history and expectation of dividend payouts.

As share-based compensation expense recognized in the Consolidated Statement of Operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on historical experience and our estimate of future turnover.

The estimated weighted-average grant date fair values of the individual options granted during the years ended December 31, 2012, 2011 and 2010 were $6.24, $3.53 and $3.73, respectively. The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	2012	2011	2010
Risk-free interest rate	0.86%	1.56%	2.04%
Expected volatility	59.2%	52.4%	65.4%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Restricted Stock Units

RSUs generally vest between one and three years from the grant date, and shares are issued to RSU holders as soon as practicable following vesting. The fair value of services received in return for the RSUs is measured by reference to the fair value of the underlying shares at grant date, for directors and employees, and as services are rendered for non-employees. The total fair value expensed over the vesting terms of RSUs that vested in 2012 was $19.0 million (2011: $28.8 million; 2010: $10.8 million).

The non-vested RSUs are summarized as follows:

	No. of RSUs	Weighted- Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63
Granted	2,303	13.00
Vested	(2,145)	8.91
Forfeited	(695)	10.24

Non-vested at December 31, 2012	3,365	$9.95

Employee Equity Purchase Plan

During 2012, we operated an EEPP for eligible employees based in the United States and, from January 1, 2012 for eligible employees based in Ireland. The EEPP for U.S. based employees is a qualified plan under Sections 421 and 423 of the IRC. The EEPP allows eligible employees to purchase shares at 85% of the lower of the fair market value at the beginning of the offering period or the fair market value on the last trading day of the offering period. Purchases were limited to $25,000 (fair market value) per calendar year; 2,000 shares per six-month offering period and, for U.S. based employees, subject to certain IRC restrictions.

In May 2012, our shareholders approved the Elan Corporation, plc Employee Equity Purchase Plan (2012 Restatement), which provides for an additional 1,500,000 Ordinary Shares to be issued under the EEPP. In total, 4,500,000 shares have been made available for issuance under the EEPP. In 2012, 146,357 shares (2011: 237,631 shares; 2010: 470,412 shares) were issued under the EEPP. As of December 31, 2012, 1,497,404 shares (2011: 143,761 shares) were available for future issuance under the EEPP.

The weighted-average fair value of options granted under the EEPP during the 12 months ended December 31, 2012 was $4.46 (2011: $2.30; 2010: $1.84). The estimated fair values of these options were charged to expense over the respective six-month offering periods. The estimated fair values of options granted under the EEPP in the years ended December 31, were calculated using the following inputs into the Black-Scholes option-pricing model:

	2012	2011	2010
Weighted-average share price	$13.97	$8.00	$5.61
Weighted-average exercise price	$11.88	$6.80	$4.77
Expected volatility(1)	60.5%	49.7%	63.9%
Expected life	6 months	6 months	6 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.09%	0.16%	0.21%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Share-based Compensation Expense

As part of the Johnson & Johnson transaction in September 2009, we grant annual equity and equity-based compensation awards under the 2006 LTIP (and any successor or replacement or additional plan) to each transferred employee, once they remain as an employee of Janssen AI. Beginning in 2010, these awards are granted at the same time as such awards are granted to Elan employees; on terms and conditions, including vesting, that are no less favorable than those granted to similarly situated Elan employees; and with a grant date fair value that is equal to similarly situated Elan employees who received the same performance rating from Elan as the transferred employees received from Janssen AI. The total amount of expense in 2012 relating to equity-settled share-based awards held by former Elan employees that transferred to Janssen AI was $1.5 million (2011: $2.4 million; 2010: $0.4 million). This expense has been recognized in the R&D expense line item in the Consolidated Statement of Operations.

In connection with the separation and distribution of the Prothena Business on December 20, 2012, our Leadership Development and Compensation Committee made adjustments to awards made under the Elan equity incentive plans as a result of the market value of Elan ordinary shares and Elan ADSs immediately prior to the separation and distribution being higher than the market value of Elan ordinary shares and Elan ADSs immediately after the separation and distribution. All such adjustments were applied equally to all outstanding Elan awards (including, options to purchase Elan ordinary shares or Elan ADSs held by employees of Elan who become employees of Prothena, that had vested prior to December 20, 2012, or vested upon the separation and distribution) and were in accordance with the terms of the applicable Elan equity incentive plan. These adjustments did not, and will not, have an impact on the financial statements, as there were no differences between the fair values of the adjusted awards immediately before and immediately after they were modified.

The total net expense of $45.9 million (2011: $35.3 million; 2010: $31.5 million) relating to equity-settled share-based compensation has been recognized in the following line items in the Consolidated Statement of Operations at December 31 of each year (in millions):

	2012	2011	2010
Continuing Operations:
Cost of sales	$—	$—	$—
Selling, general and administrative expenses	21.2	12.7	12.2
Research and development expenses	8.1	8.9	6.4
Other net charges	6.0	0.6	1.0

Share based compensation expense — continuing operations	35.3	22.2	19.6

Discontinued Operations:
Cost of sales	0.2	1.1	1.6
Selling, general and administrative expenses	1.7	3.9	5.1
Research and development expenses	7.9	6.0	5.2
Other net charges	—	0.5	—
Net (loss)/gain on divestment of business	0.8	1.6	—

Share based compensation expense — discontinued operations	10.6	13.1	11.9

Total	$45.9	$35.3	$31.5

Share-based compensation arose under the following awards at December 31 of each year (in millions):

	2012	2011	2010
Stock options	$22.6	$14.0	$13.4
RSUs	22.7	20.7	17.2
EEPP	0.6	0.6	0.9

Total	$45.9	$35.3	$31.5

The total equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures, is $12.6 million at December 31, 2012. This expense is expected to be recognized over a weighted-average of 1.2 years.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

31. Fair Value Measurements

Assets Measured at Fair Value on a Recurring Basis

As of December 31, 2012, with the exception of $0.3 million (2011: $Nil) of foreign exchange forward contract derivative liabilities, we did not hold any financial liabilities that are recognized at fair value in the financial statements on a recurring or non-recurring basis. The derivative liability of $0.3 million is measured using quoted prices in active markets. The following tables set forth the fair value of our financial assets measured at fair value on a recurring basis, as of December 31, of each year (in millions):

2012

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$431.3	$—	$—	$431.3
Restricted cash and cash equivalents — current	2.6	—	—	2.6
Restricted cash and cash equivalents — non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	167.9	—	—	167.9

Total	$615.5	$—	$—	$615.5

2011

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash — current	2.6	—	—	2.6
Restricted cash — non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

As of December 31, 2012, the fair value of our Level 1 assets was $615.5 million (2011: $288.3 million), primarily consisting of bank deposits, holdings in U.S. Treasuries funds, restricted cash, and marketable equity securities in Alkermes plc, Prothena and emerging pharmaceutical and biotechnology companies. Included in this amount were net unrealized gains of $17.5 million (2011: $Nil) related to marketable equity securities.

As of December 31, 2012, we held $Nil (2011: $Nil) investments, which were measured using unobservable (Level 3) inputs.

The following table sets forth a summary of the changes in the fair value of our Level 3 financial assets, which were measured at fair value on a recurring basis, during 2011 (in millions):

2011

Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

We disposed of the Auction Rate Securities (ARS) during 2011. Prior to disposal, ARS were valued by a third-party valuation firm, which primarily used a discounted cash flow model (expected cash flows of the ARS were discounted using a yield that incorporates compensation for illiquidity) in combination with a market comparables method, where the ARS were valued based on indications (from the secondary market) of what discounts buyers demand when purchasing similar collateral debt obligations. The secondary market indications were given less weight in this approach due to the lack of data on trades in securities that are substantially similar to the ARS.

Assets Measured at Fair Value on a Non-recurring Basis

We measure certain assets, including equity investments in privately held companies, at fair value on a nonrecurring basis. These assets are recognized at fair value when they are deemed to be other-than-temporarily impaired. We did not recognize any impairment charges relating to these assets during 2012 (2011: $Nil).

Debt Instruments

Principal amounts and fair values (based on unadjusted quoted prices (Level1)) of our debt instruments at December 31 consisted of the following (in millions):

	2012		2011
	Principal	Fair	Principal	Fair
	Amount	Value	Amount	Value
6.25% Notes	$600.0	$628.1	$—	$—
2016 Notes issued October 2009	—	—	472.1	503.4
2016 Notes issued August 2010	—	—	152.4	161.7

Total debt instruments	$600.0	$628.1	$624.5	$665.1

Refer to Note 24 for a reconciliation of the aggregate principal amount of the debt to the carrying amount.

Leases	12 Months Ended
Dec. 31, 2012
Leases

32. Leases

Operating Leases

We lease certain of our facilities under non-cancelable operating lease agreements that expire at various dates through 2020. The major components of our operating leases that were in effect at December 31, 2012 are as described below.

We have lease agreements for 260,000 square feet of space in South San Francisco which has been utilized for R&D, administration and other corporate functions. The lease term for 55,000 square feet of this space expires in November 2014, with the lease term for the remainder of the leased space expiring between March 2019 and January 2020, with an option to renew for one additional five-year period. We have sub-leased 55,000 square feet of this space which was no longer being utilized by R&D, sales and administrative functions to Janssen AI. As a result of the planned closure of our facilities in South San Francisco in early 2013, following the separation of the Prothena Business and cessation of the remaining early stage research activities, we will no longer utilize the remaining 205,000 square feet of space in South San Francisco.

We also leased approximately 26,000 square feet of space in South San Francisco which was utilized for our Prothena R&D function. As part of the separation of the Prothena Business, we assigned this lease to Prothena. We agreed to indemnify the landlord for all matters related to the leases through the expiry of the lease in 2020. For further information on the fair value of this operating lease guarantee, refer to Note 31.

We have lease agreements for 41,000 square feet of space for our corporate headquarters located in the Treasury Building, Dublin, Ireland. This lease expires in July 2014, with an option to renew for two additional 10-year periods. We have sub-leased a portion of this space that we no longer utilize to Janssen AI. This sub-lease expires in July 2014.

We closed the New York office in March 2009 and have entered into sub-lease agreements for this space. The lease period expires in February 2015.

During 2012, we entered into a lease agreement for 11,830 square feet of space in Cambridge, Massachusetts which is being utilized by our R&D, sales and administrative functions. The lease period expires in 2017.

In December 2011, we closed the 113,000 square feet EDT facility located in King of Prussia, Pennsylvania. The two leases expire between April 2019 and May 2020. The future rental commitments relating to the leases are included in the table below. Approximately 50,000 square feet of this space was sublet by December 2012.

In addition, we also have various operating leases for equipment and vehicles, with lease terms that range from three to five years.

We recorded expense under operating leases of $19.2 million in 2012 (2011: $23.8 million; 2010: $27.9 million). We recorded income under our operating subleasing agreement of $2.8 million in 2012 (2011: $2.8 million; 2010: $2.3 million).

As of December 31, 2012, our future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows (in millions):

Due in:
2013	$21.3
2014	20.4
2015	14.1
2016	14.4
2017	14.6
2018 and thereafter	24.4

Total	$109.2	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

The total amount of future minimum sublease payments expected to be received at December 31, 2012 is $10.4 million (2011: $6.4 million).

Capital Leases

There were no capital leases in place at December 31, 2012 or 2011. In 2010, the net book value of assets acquired under capital leases was $1.5 million, which included $71.8 million of accumulated depreciation. The depreciation expense related to assets under capital leases for 2011 and 2010 was $0.3 million and $1.4 million respectively.

In prior years, we disposed of plant and equipment and subsequently leased them back and also entered into an arrangement with a third-party bank, the substance of which allows us a legal right to require a net settlement of our obligations under the leases. The cash and borrowings relating to the previous sale and leaseback transactions were offset in the 2010 Consolidated Financial Statements in the amount of $31.2 million. These arrangements were terminated during 2011. We incurred a charge of $0.1 million in the termination of the leases.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies

33. Commitments and Contingencies

As of December 31, 2012, the directors had authorized capital commitments for the purchase of property, plant and equipment of $0.1 million (2011: $3.0 million).

At December 31, 2012, we had commitments to invest $2.0 million (2011: $2.6 million) in healthcare managed funds.

For information on lease commitments, refer to Note 32. For information on our contingent commitments as a result of our in-substance guarantee over Prothena’s commitments under its lease of the facilities at 650 Gateway Boulevard in South San Francisco, refer to Note 28. For litigation and administrative proceedings related to contingencies, refer to Note 34. For information on commitments in relation to our collaboration arrangements, where applicable, refer to Note 36.

Litigation	12 Months Ended
Dec. 31, 2012
Litigation

34. Litigation

We are involved in legal and administrative proceedings that could have a material adverse effect on us.

Zonegran matter

In January 2006, we received a subpoena from the U.S. Department of Justice and the Department of Health and Human Services, Office of Inspector General, asking for documents and materials primarily related to our marketing practices for Zonegran, an antiepileptic prescription medicine that we divested to Eisai Inc. in April 2004.

In December 2010, we finalized our agreement with the U.S. Attorney’s Office for the District of Massachusetts to resolve all aspects of the U.S. Department of Justice’s investigation of sales and marketing practices for Zonegran. In addition, we pleaded guilty to a misdemeanor violation of the Federal Food, Drug, and Cosmetic (FD&C) Act and entered into a Corporate Integrity Agreement with the Office of Inspector General of the Department of Health and Human Services to promote our compliance with the requirements of U.S. federal healthcare programs and the Food and Drug Administration (FDA). If we materially fail to comply with the requirements of U.S. federal healthcare programs or the FDA, or otherwise materially breach the terms of the Corporate Integrity Agreement, such as by a material breach of the compliance program or reporting obligations of the Corporate Integrity Agreement, severe sanctions could be imposed upon us.

In March 2011, we paid $203.5 million pursuant to the terms of a global settlement resolving all U.S. federal and related state Medicaid claims. During 2010, we recorded a $206.3 million charge for the settlement, interest and related costs.

This resolution of the Zonegran investigation could give rise to other investigations or litigation by state government entities or private parties.

Securities matters

In March 2005, we received a letter from the U.S. Securities and Exchange Commission (SEC) stating that the SEC’s Division of Enforcement was conducting an informal inquiry into actions and securities trading relating to Tysabri events. The SEC’s inquiry primarily relates to events surrounding the February 28, 2005 announcement of the decision to voluntarily suspend the marketing and clinical dosing of Tysabri. We have provided materials to the SEC in connection with the inquiry but have not received any additional requests for information or interviews relating to the inquiry.

The SEC notified us in January 2009 that the SEC was conducting an informal inquiry primarily relating to the July 31, 2008 announcement concerning the initial two Tysabri-related progressive multifocal leukoencephalopathy (PML) cases that occurred subsequent to the resumption of marketing Tysabri in 2006. We have provided the SEC with materials in connection with the inquiry.

On September 24, 2009, we received a subpoena from the SEC’s New York Regional Office requesting records relating to an investigation captioned In the Matter of Elan Corporation, plc. The subpoena requested records and information relating to the July 31, 2008 announcement of the two Tysabri-related PML cases as well as records and information relating to the July 29, 2008 announcement at the International Conference of Alzheimer’s Disease concerning the Phase 2 trial data for bapineuzumab. In July 2011 and throughout 2012, we received supplemental requests for documents from the SEC and/or the U.S. Department of Justice (DOJ) related to this matter. We have provided the SEC and the DOJ with materials in connection with the investigation.

We and some of our officers and directors were named as defendants in five putative class action lawsuits filed in the U.S. District Court for the Southern District of New York in 2008. The cases were consolidated as In Re: Elan Corporation Securities Litigation. The plaintiffs’ Consolidated Amended Complaint was filed on August 17, 2009, and alleged claims under the U.S. federal securities laws and sought damages on behalf of all purchasers of our stock during periods ranging between May 21, 2007 and October 21, 2008. The complaints alleged that we issued false and misleading public statements concerning the safety and efficacy of bapineuzumab. On July 23, 2010, a securities case was filed in the U.S. District Court for the Southern District of New York. This case was accepted by the court as a “related case” to the existing 2008 matter. The 2010 case purported to be filed on behalf of all purchasers of Elan call options during the period from June 17, 2008 to July 29, 2008. On August 10, 2011, the court dismissed the class action lawsuits with prejudice. The “related case” plaintiffs appealed the dismissal to the U.S. Court of Appeals for the Second Circuit which dismissed the appeal on February 1, 2013.

Tysabri product liability lawsuits

We and our collaborator Biogen Idec are co-defendants in product liability lawsuits arising out of the occurrence of PML and other serious adverse events, including deaths, which occurred in patients taking Tysabri. We expect additional product liability lawsuits related to Tysabri to be filed. While we intend to vigorously defend these lawsuits, we cannot predict how these cases will be resolved. Adverse results in one or more of these lawsuits could result in substantial monetary judgments against us.

Related Parties	12 Months Ended
Dec. 31, 2012
Related Parties

35. Related Parties

Janssen AI

Janssen AI, a newly formed subsidiary of Johnson & Johnson, acquired substantially all of the assets and rights related to the AIP with Wyeth (which has been acquired by Pfizer) in September 2009. In consideration for the transfer of these assets and rights, we received a 49.9% equity interest in Janssen AI which was recorded as an equity method investment. For additional information relating to our equity method investment, refer to Note 9.

Following the divestment of the AIP business to Janssen AI in September 2009, we provided administrative, I.T., and R&D transition services to Janssen AI, and recorded fees of $3.7 million in 2010 related to these transition services. These activities ceased in December 2010, with the exception of I.T. related services which ceased in 2011. We received sublease rental income of $2.4 million in 2012 (2011: $2.2 million, 2010: $2.3 million) from Janssen AI in respect of agreements for office and laboratory space in South San Francisco and office space in Dublin. The total expense in 2012 relating to equity-settled share based awards held by former Elan employees that transferred to Janssen AI was $1.5 million (2011: $2.4 million; 2010: $0.4 million).

Alkermes plc

In connection with the divestment of our EDT business on September 16, 2011, we received $500.0 million in cash consideration and 31.9 million ordinary shares of Alkermes plc, which represented approximately 25% of the equity of Alkermes plc at the close of the transaction. Our equity interest in Alkermes plc was recorded as an equity method investment on the Consolidated Balance Sheet at an initial carrying value of $528.6 million, based on the closing share price of $16.57 of Alkermes, Inc. shares on the date of the transaction.

On March 13, 2012, we announced that we had sold 24.15 million of the ordinary shares that we held in Alkermes plc for net proceeds of $380.9 million after deduction of underwriter and other fees. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing approximately 6% of the ordinary shares of Alkermes plc.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

Following the divestment of the EDT business to Alkermes plc, we provided administrative and I.T. transition services to Alkermes plc, and recorded fees of $0.3 million in 2012 (2011: $1.1 million) related to these transition services. At December 31, 2012, there was no balance owing to us from Alkermes plc (2011: $1.9 million).

Prothena Corporation, plc

On December 20, 2012, we completed the separation of the Prothena Business, into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. The separation of the Prothena Business from Elan was completed through a demerger under Irish law. The demerger was effected by Elan transferring our wholly-owned subsidiaries that comprised the Prothena Business to Prothena, in exchange for Prothena issuing Prothena ordinary shares directly to Elan shareholders, on a pro rata basis. Prothena’s issuance of its outstanding shares constituted a deemed in specie distribution by Elan to its shareholders. Each Elan shareholder received one Prothena ordinary share for every 41 Elan ordinary shares or Elan ADSs held.

Immediately following the separation of the Prothena Business, a wholly owned subsidiary of Elan subscribed for 3.2 million newly-issued ordinary shares of Prothena, representing 18% of the outstanding ordinary shares of Prothena. This investment has been recorded as an available-for-sale investment on the Consolidated Balance Sheet at an initial fair value of $22.9 million. In connection with the separation of the Prothena Business, we made a cash distribution Prothena, which together with the consideration for 18% of Prothena’s outstanding ordinary shares, totaled $125.0 million. See Note 17 for further details of the available for sale investment.

On December 20, 2012, we entered into a Transition Services Agreement for a period of six months post separation and in no event later than December 31, 2013, with Prothena pursuant to which Prothena and we will provide each other with specified services, including Chemistry Manufacturing and Controls (CMC)/quality assurance, information services, IT services, facilities services, company secretarial services, finance services, legal services, compliance services and human relations services. We also entered a Research and Development Services Agreement with Prothena under which Prothena will provide certain research and development services to Elan for a minimum of two years and for a minimum fixed charge of $0.5 million per annum.

We did not earn or incur any fees related to the Transition Services Agreement or the Research and Development Services Agreement during 2012.

Transactions with Directors

Except as set out below, there are no service contracts in existence between any of the directors and Elan:

Non-Executive Directors’ Terms of Appointment

Period	Three-year term which can be extended by mutual consent, contingent on satisfactory performance and re-election at the Annual General Meeting (AGM).

Termination	By the director or the Company at each party’s discretion without compensation.

Fees	Board Membership Fees
	Chairman’s Fee	$150,000	(1)
	Director’s Fee	$55,000	(2)

	Additional Board/Committee Fees
	Lead Independent Director’s Fee	$20,000
	Audit Committee Chairman’s Fee	$25,000	(3)
	Audit Committee Member’s Fee	$15,000
	Other Committee Chairman’s Fee	$20,000	(3)
	Other Committee Member’s Fee	$12,500

Equity	Non-executive directors are entitled to be considered for an annual equity award, based on the recommendation of the LDCC and supported by the advice of the LDCC’s compensation consultants. Such equity awards are normally granted in February of each year and are currently made in the form of RSUs. The awards to be made in February 2013 will have the following grant date fair values:

	Chairman	$400,000	(1)
	Other non-executive directors	$200,000	(2)

Expenses	Reimbursement of travel and other expenses reasonably incurred in the performance of their duties.

Time commitment	Five scheduled in-person board meetings, the AGM and relevant committee meetings depending upon board/committee requirements and general corporate activity.

	Non-executive board members are also expected to be available for a number of unscheduled board and committee meetings, where applicable, as well as to devote appropriate preparation time ahead of each meeting.

Confidentiality	Information acquired by each director in carrying out their duties is deemed confidential and cannot be publicly released without prior clearance from the chairman of the board.

(1)

The chairman’s compensation for 2013 consists of a fee of $150,000 (2012: $150,000) and RSUs with a grant date fair value of $400,000 (2012:$400,000), amounting to a total value of $550,000 in 2013 (2012: $550,000). The chairman does not receive additional compensation for sitting on board committees.

(2)

Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2012, Dr. Ekman (retired December 7, 2012), Mr. McGowan, Mr. McLaughlin and Dr. von Eschenbach elected to receive all or part of their fee payments in the form of RSUs.

(3)	Inclusive of committee membership fee.

Mr. Martin

On January 7, 2003, we and Elan Pharmaceuticals, Inc. (EPI) entered into an agreement with Mr. Martin such that Mr. Martin was appointed president and CEO effective February 3, 2003.

Effective December 7, 2005, we and EPI entered into a new employment agreement with Mr. Martin, under which Mr. Martin continued to serve as our CEO with an initial base annual salary of $798,000. Under the 2003 agreement, Mr. Martin was eligible to participate in our annual bonus plan, performance-based stock awards and merit award plans. Under the new agreement, Mr. Martin was granted an option to purchase 750,000 Ordinary Shares with an exercise price per share of $12.03, vesting in three equal annual instalments (the 2005 Options). Mr. Martin’s employment agreement was amended on December 19, 2008 to comply with the requirements of Section 409A of the IRC.

On June 2, 2010, Elan and Mr. Martin agreed to amend his 2005 employment contract from an open-ended agreement to a fixed term agreement. Under this 2010 agreement, Mr. Martin committed to remain in his current role as CEO and director of the Company through to May 1, 2012. It was agreed that upon the completion of this fixed term Mr. Martin would then serve the board as executive adviser through to January 31, 2013. Under this amendment, Mr. Martin’s base salary was increased from $800,000 to $1,000,000 per year effective June 1, 2010, and when Mr. Martin moved to the role of executive adviser, his base salary was to be reduced to $750,000 per year, he would not be eligible for a bonus and he would resign from the board. However, as 2012 represented a significant transformational period for the Company, it was decided by the board that the Company and our shareholders would be best served by Mr. Martin continuing his leadership through this critical period and strategic inflection point. To that end, the board requested that Mr. Martin extend his tenure as the Elan CEO creating continuity and an opportunity to achieve further clarity for Elan’s strategic and financial path forward. Mr. Martin agreed to this request and the extension.

Effective April 30, 2012, we, EPI and Mr. Martin amended and restated Mr. Martin’s employment agreement. Under the amended and restated agreement, Mr. Martin’s term as CEO was extended indefinitely while his base salary remained at $1,000,000 per year, the vesting of his equity awards that were granted in February 2012 was accelerated to October 2012, the vesting of any equity awards granted in 2013 would receive partial acceleration upon termination of Mr. Martin’s employment, and Mr. Martin was awarded an option to purchase 486,000 shares (subsequently adjusted to 501,754 shares on December 20, 2012, in connection with the separation and distribution of the Prothena Business. Refer to Note 30 for additional information on the December 20, 2012, equity adjustments), with an exercise price per share of $13.79 (subsequently adjusted to $13.36 on December 20, 2012), and an RSU grant covering 81,000 shares (subsequently adjusted to 83,626 shares on December 20, 2012). The equity awards granted in April 2012 vest over a two year period.

In general, the amended and restated agreement, continues until Mr. Martin resigns, is involuntarily terminated, is terminated for cause or dies, or is disabled. Subject to certain conditions, if Mr. Martin’s employment is involuntarily terminated (other than for cause, death or disability), Mr. Martin leaves for good reason or Mr. Martin resigns on or after April 2, 2013, we will pay Mr. Martin a lump sum equal to two (three, in the event of a change in control) times his salary and target bonus. Similarly, most options will be exercisable until the earlier of (i) two years from the date of termination or (ii) tenth anniversary of the date of grant, or in the event of a change in control, the earlier of (i) three years from the date of termination or (ii) the tenth anniversary of the date of grant of the stock option.

In the event of such an involuntary termination (other than as the result of a change in control), Mr. Martin will, for a period of two years (three years in the event of a change in control), or, if earlier, the date Mr. Martin obtains other employment, continue to participate in our health and medical plans and we shall pay Mr. Martin a lump sum of $50,000 to cover other costs and expenses. Mr. Martin will also be entitled to career transition assistance and the use of an office and the services of a full-time secretary for a reasonable period of time not to exceed two years (three years in the event of a change in control).

In addition, if it is determined that any payment or distribution to Mr. Martin would be subject to excise tax under Section 4999 of the IRC, or any interest or penalties are incurred by Mr. Martin with respect to such excise tax, then Mr. Martin shall be entitled to an additional payment in an amount such that after payment by Mr. Martin of all taxes on such additional payment, Mr. Martin retains an amount of such additional payment equal to such excise tax amount.

The agreement also obligates us to indemnify Mr. Martin if he is sued or threatened with suit as the result of serving as our officer or director. We will be obligated to pay Mr. Martin’s attorney’s fees if he has to bring an action to enforce any of his rights under the employment agreement.

Mr. Martin is eligible to participate in the retirement, medical, disability and life insurance plans applicable to senior executives in accordance with the terms of those plans. He may also receive financial planning and tax support and advice from the provider of his choice at a reasonable and customary annual cost.

Mr. McLaughlin

In 2012, 2011 and 2010, Davy, an Irish based stock broking, wealth management and financial advisory firm, of which Mr. McLaughlin is deputy chairman, provided advisory services to the company. The total invoiced value of these services in 2012 was $1.3 million (2011: $0.2 million, 2010: $0.3 million), of which $1.1 million related to services rendered in relation to the offering of the 6.25% Notes.

In November 2011, the Company engaged an adult son of Mr. McLaughlin as a consultant in relation to the Company’s investor relations programs for a fixed period. The amount invoiced for these services in 2012 was €70,800 (2011: €11,800). Mr. McLaughlin’s son was not an executive officer of Elan and did not have a key strategic role within Elan. The consultancy arrangement terminated on June 30, 2012.

Dr. Selkoe

In July 2009, EPI entered into a consultancy agreement with Dr. Selkoe under which Dr. Selkoe agreed to provide consultant services with respect to the treatment and/or prevention of neurodegenerative and autoimmune diseases. Under the agreement we paid Dr. Selkoe a fee of $12,500 per quarter. The agreement was effective for three years unless terminated by either party upon 30 days written notice and superseded all prior consulting agreements between Dr. Selkoe and Elan. In July 2012, EPI and Dr. Selkoe agreed an amendment to the 2009 agreement which extended the term of the agreement to July 1, 2015 and increased the fee payable to $18,000 per quarter. Under the consultancy agreements, Dr. Selkoe received $61,000 in 2012 (2011: $50,000; 2010: $50,000).

Dr. Selkoe serves as a Company-nominated director of Janssen AI, a subsidiary of Johnson & Johnson in which Elan holds a 49.9% equity interest. In December 2010, Dr Selkoe entered into a consulting agreement with Johnson & Johnson Pharmaceutical Research & Development LLC. This agreement was amended in November 2011 to extend it until December 31, 2012. During 2011, Dr. Selkoe received a fee of $1,600 in respect of services provided under this agreement. On February 2, 2012, this consulting agreement was terminated.

Arrangements with Former Directors

Dr. Ekman

Effective December 31, 2007, Dr. Lars Ekman resigned from his operational role as president of R&D and continued to serve as a member of the board of directors of Elan in a non-executive capacity. Dr. Ekman retired from the board on December 7, 2012 in contemplation of his appointment as chairman of Prothena Corporation plc.

As part of Dr. Ekman’s retirement from executive duties, we agreed to make payments if we achieve certain milestones in respect of our Alzheimer’s disease program. To date none of the required milestones have been triggered and no payments have been made.

Mr. Schuler, Mr. Bryson and Crabtree Partners L.L.C.

On September 17, 2010, we entered into agreements with Mr. Schuler and Mr. Bryson whereby we agreed to pay to Mr. Schuler and Mr. Bryson the aggregate amount of $300,000 in settlement of all costs, fees and expenses incurred by them in respect of any and all matters relating to the Irish High Court litigation and the U.S. Securities and Exchange Commission (SEC) investigation of Mr. Schuler. Under the agreements, Mr. Schuler and Mr. Bryson agreed to resign from the board, and they subsequently resigned on October 29, 2010.

On June 8, 2009, we entered into an agreement with Mr. Schuler, Mr. Bryson and Crabtree Partners L.L.C. (an affiliate of Mr. Schuler and a shareholder of the Company) (collectively “the Crabtree Group”). Pursuant to this Agreement, we agreed to nominate Mr. Schuler and Mr. Bryson for election as directors of the Company at the 2009 AGM. Mr. Schuler and Mr. Bryson irrevocably agreed to resign as directors of the Company effective on the first date on which Mr. Schuler, Mr. Bryson and Crabtree Partners L.L.C. cease to beneficially own, in aggregate, at least 0.5% of the Company’s issued share capital. The Agreement also included a standstill provision providing that, until the later of December 31, 2009, amended to January 1, 2012, pursuant to the 2010 agreement, and the date that was three months after the date on which Mr. Schuler and Mr. Bryson cease to be directors of the Company, none of Mr. Schuler, Mr. Bryson, Crabtree Partners L.L.C. or any of their respective affiliates would, among other things, acquire any additional equity interest in the Company if, after giving effect to the acquisition, Mr. Schuler, Mr. Bryson, Crabtree Partners L.L.C. and their affiliates would own more than 3% of the Company’s issued share capital. Finally, we agreed to reimburse the Crabtree Group for $500,000 of documented out-of-pocket legal expenses incurred by their outside counsel in connection with the Agreement and the matters referenced in the Agreement.

Dr. Bloom

On July 17, 2009, EPI entered into a consultancy agreement with Dr. Bloom under which Dr. Bloom agreed to provide consultant services to Elan with respect to the treatment and/or prevention of neurodegenerative diseases and to act as an advisor to the science and technology committee (the “2009 Agreement”). Effective July 17, 2011, the 2009 Agreement was extended for a further year (“the Amended Agreement”) and under which we would pay Dr. Bloom a fee of $12,500 per quarter. Effective July 17, 2012, Dr. Bloom’s Amended Agreement was renewed for a further 12 month period. As with its predecessor, this agreement can be terminated by either party upon 30 days written notice. Under the consultancy agreements, Dr. Bloom received $50,000 in 2012 (2011: $44,674).

Mr. Hasler

Effective October 1, 2012, Elan Pharmaceuticals GmbH entered into an employment agreement with Mr. Hasler under which Mr. Hasler was appointed our chief operating officer with an initial base annual salary of 600,000 CHF. Mr. Hasler is eligible to participate in our annual bonus plan. Mr. Hasler was awarded an option to purchase 375,000 shares vesting in three annual instalments. Mr. Hasler resigned from the board in October 2012 in connection with his appointment as chief operating officer.

External Appointments and Retention of Fees

The Company recognizes that executive directors (and senior management) may be invited to take up non-executive directorships, public sector and/or not-for-profit appointments, and that these can broaden the experience and knowledge of the individual, from which the Company can benefit. Executive directors (and senior management) may, subject to approval, accept external appointments as non-executive directors of other companies and retain any related fees paid to them.

Development And Marketing Collaboration Agreements	12 Months Ended
Dec. 31, 2012
Development And Marketing Collaboration Agreements

36. Development and Marketing Collaboration Agreements

Biogen Idec

In August 2000, we entered into a development and marketing Collaboration Agreement with Biogen Idec, successor to Biogen, Inc., to collaborate in the development and commercialization of Tysabri for MS and Crohn’s disease, with Biogen Idec acting as the lead party for MS and Elan acting as the lead party for Crohn’s disease.

In November 2004, Tysabri received regulatory approval in the United States for the treatment of relapsing forms of MS. In February 2005, Elan and Biogen Idec voluntarily suspended the commercialization and dosing in clinical trials of Tysabri. This decision was based on reports of serious adverse events involving cases of PML, a rare and potentially fatal, demyelinating disease of the central nervous system.

In June 2006, the FDA approved the reintroduction of Tysabri for the treatment of relapsing forms of MS. Approval for the marketing of Tysabri in the European Union was also received in June 2006 and has subsequently been received in a number of other countries. The distribution of Tysabri in both the United States and the European Union commenced in July 2006. Global in-market net sales of Tysabri in 2012 were $1,631.1 million (2011: $1,510.6 million; 2010: $1,230.0 million), consisting of $886.0 million (2011: $746.5 million; 2010: $593.2 million) in the U.S. market and $745.1 million (2011: $764.1 million; 2010: $636.8 million) in the ROW.

In January 2008, the FDA approved the supplemental Biologics License Application (sBLA) for Tysabri for the treatment of patients with Crohn’s disease, and Tysabri was launched in this indication at the end of the first quarter of 2008. In July 2008, we made an optional payment of $75.0 million to Biogen Idec in order to maintain our approximate 50% share of Tysabri for annual global in-market net sales of Tysabri that are in excess of $700.0 million. In addition, in December 2008, we exercised our option to pay a further $50.0 million milestone to Biogen Idec in order to maintain our percentage share of Tysabri at approximately 50% for annual global in-market net sales of Tysabri that are in excess of $1.1 billion. There are no further milestone payments required for us to retain our approximate 50% profit share.

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals.

Tysabri was developed in collaboration with Biogen Idec. Until the Tysabri Transaction closes, Tysabri continues to be marketed in collaboration with Biogen Idec and, subject to certain limitations imposed by the parties, we share with Biogen Idec most development and commercialization costs. Upon consummation of the Tysabri Transaction, Biogen Idec will be responsible for all development and commercialization costs. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec as required at a price, which includes the cost of manufacturing, plus Biogen Idec’s gross profit on Tysabri and this cost, together with royalties payable to other third parties, is included in cost of sales.

In the ROW markets, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on ROW sales of Tysabri, plus our directly incurred expenses on these sales. In 2012, we recorded ROW revenue of $316.6 million (2011: $317.6 million; 2010: $258.3 million).

If the Tysabri Transaction is not consummated, the Collaboration Agreement will expire in November 2019, but may be extended by mutual agreement of the parties. If the agreement is not extended, then each of Biogen Idec and Elan has the option to buy the other party’s rights to Tysabri upon expiration of the term. Each party has a similar option to buy the other party’s rights to Tysabri if the other party undergoes a change of control (as defined in the Collaboration Agreement); however in some circumstances this option will terminate if the Tysabri Transaction fails to complete. In addition, each of Biogen Idec and Elan can terminate the agreement for convenience or material breach by the other party, in which case, among other things, certain licenses, regulatory approvals and other rights related to the manufacture, sale and development of Tysabri are required to be transferred to the party that is not terminating for convenience or is not in material breach of the agreement.

For additional information relating to Tysabri, refer to Note 12.

Johnson & Johnson AIP Agreements

On September 17, 2009, Janssen AI, a newly formed subsidiary of Johnson & Johnson, completed the acquisition of substantially all of our assets and rights related to the AIP. In addition, Johnson & Johnson, through its affiliate Janssen Pharmaceutical, invested $885.0 million in exchange for newly issued American Depositary Receipts (ADRs) of Elan, representing 18.4% of our outstanding Ordinary Shares at the time.

Under the terms of the transaction, Johnson & Johnson provided an initial $500.0 million of funding to Janssen AI for the development and commercialization of the AIP and Elan has a 49.9% shareholding in Janssen AI. The AIP is a collaboration between Janssen AI and Pfizer, which control all operational aspects of the AIP, including bapineuzumab. Through its shareholding in Janssen AI, Elan has an approximate 25.0% economic interest in the AIP, together with certain royalty rights on any future commercialization of the AIP. Any required additional expenditures in respect of Janssen AI’s obligations under the AIP collaboration in excess of the initial $500.0 million funded by Johnson & Johnson will be required to be funded by Johnson & Johnson and Elan in proportion to their respective shareholdings in Janssen AI, up to a maximum additional funding commitment of $400.0 million in total. During 2012, we provided $76.9 million of our proportionate funding commitment and in January 2013, we provided an additional $29.9 million of our funding commitment. Following the provision of this funding in January 2013, our remaining funding commitment to Janssen AI is $93.2 million. In the event that the AIP collaboration requires expenditures in excess of the additional $400.0 million pro rata commitment, the funding for such expenditures will be on terms determined by the board of directors of Janssen AI, with Johnson & Johnson and Elan each having a right of first refusal to provide such funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced.

On August 6, 2012, Johnson & Johnson issued a press release announcing that Janssen AI and Pfizer had determined to discontinue the development of bapineuzumab intravenous in mild to moderate Alzheimer’s disease based on the co-primary clinical endpoints not being met in the Janssen AI-led Phase 3 clinical studies (Study 301 and 302). We subsequently recorded a non-cash impairment charge of $117.3 million on our equity method investment in Janssen AI, representing the full initial estimated value of our 49.9% share of the Janssen AI AIP assets.

Under the terms of the Johnson & Johnson Transaction, if we undergo a change of control, an affiliate of Johnson & Johnson will be entitled to purchase our 49.9% interest in Janssen AI at the then fair value.

Transition Therapeutics Collaboration Agreement

In September 2006, we entered into an exclusive, worldwide collaboration with Transition for the joint development and commercialization of a novel therapeutic agent for Alzheimer’s disease. The small molecule, ELND005, is a beta amyloid anti-aggregation agent that has been granted fast track designation by the FDA. In December 2007, the first patient was dosed in a Phase 2 clinical study. This 18-month, randomized, double-blind, placebo-controlled, dose-ranging study was designed to evaluate the safety and efficacy of ELND005 in approximately 340 patients with mild to moderate Alzheimer’s disease. In December 2009, we announced that patients would be withdrawn from the two highest dose groups due to safety concerns. In August 2010, Elan and Transition announced the top-line summary results of the Phase 2 clinical study and in September 2011, the Phase 2 clinical study data was published in the journal Neurology. The study’s cognitive and functional co-primary endpoints did not achieve statistical significance. The 250mg twice daily dose demonstrated a biological effect on amyloid-beta protein in the cerebrospinal fluid (CSF), in a subgroup of patients who provided CSF samples. This dose achieved targeted drug levels in the CSF and showed some effects on clinical endpoints in an exploratory analysis.

In December 2010, we modified our Collaboration Agreement with Transition and, in connection with this modification, Transition elected to exercise its opt-out right under the original agreement. Under this amendment, we paid Transition $9.0 million in 2010 and Transition received a further $11.0 million payment upon our commencement of an ELND005 Phase 2 clinical trial in 2012. Transition will no longer be eligible to receive a $25.0 million milestone that would have been due upon the commencement of a Phase 3 trial for ELND005 under the terms of the original agreement.

As a consequence of Transition’s decision to exercise its opt-out right, it no longer funds the development or commercialization of ELND005 and has relinquished its 30% ownership of ELND005 to us. Consistent with the terms of the original agreement, following its opt-out decision, Transition will be entitled to receive milestone payments of up to $93.0 million, along with tiered royalty payments ranging in percentage from a high single digit to the mid teens (subject to offsets) based on net sales of ELND005 should the drug receive the necessary regulatory approvals for commercialization. The term of the Collaboration Agreement runs until we are no longer developing or commercializing ELND005. We may terminate the Collaboration Agreement upon not less than 90 days notice to Transition and either party may terminate the Collaboration Agreement for material breach or because of insolvency of the other party.

In 2012, we initiated two Phase 2 clinical trials of ELND005. The first Phase 2 clinical trial is a safety and efficacy study of ELND005 as an adjunctive treatment of Bipolar Disease (Study BPD201) and the second Phase 2 trial studies ELND005 for the treatment of agitation/aggression in patients with moderate to severe Alzheimer’s disease (Study AG201).

Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2012
Supplemental Guarantor Information

37. Supplemental Guarantor Information

Elan Finance, plc and Elan Finance Corp., as Issuers of the 6.25% Notes and all of the subsidiary guarantors are 100% owned subsidiaries of Elan Corporation, plc. As part of the offering and sale of the 6.25% Notes, Elan Corporation, plc and certain of its subsidiaries have guaranteed these notes.

Each subsidiary that has guaranteed our 6.25% Notes will be released from its guarantee in the event:

•	there is a legal defeasance of the 6.25% Notes;

•	there is a sale or other disposition of the shares or assets of the subsidiary if, after such sale or disposition, the subsidiary is no longer “restricted” for debt covenant purposes; or

•	the subsidiary is designated as “unrestricted” for debt covenant purposes;

provided that any transaction is carried out in accordance with the provisions of the indenture governing the 6.25% Notes.

In accordance with the Indenture dated as of October 1, 2012, all guarantees provided by each subsidiary guarantor are full and unconditional, and joint and several in nature.

There are no significant restrictions on the ability of the parent company (Elan Corporation, plc) or any guarantor subsidiary to obtain funds from its subsidiaries by dividend or loan. There are certain restrictions imposed on the ability of the Company, to enter into any transactions or series of related transactions with our non guarantor subsidiaries. Elan Corporation, plc and the guarantor subsidiaries are not permitted to directly or indirectly enter into any transaction or series of related transactions for the benefit of any of its non guarantors unless:

•	the transaction is deemed to be on an arm’s length basis;

•

in the event that a transaction is on an arm’s length basis and involves payments, transfers of property or services with a fair market value in excess of $5 million, the terms of the transaction must be approved by the Board of Directors of Elan Corporation, plc;

•

in the event that a transaction is on an arm’s length basis and involves payments, transfers of property or services with a fair market value in excess of $15 million, the terms of the transaction must be approved by the Board of Directors of Elan Corporation, plc and an opinion obtained from an independent Financial Advisor that the transaction is fair from a financial and commercial point of view to the parent company and its guarantor subsidiaries.

Presented below is condensed consolidating information for Elan Finance plc, the issuer of the debt, Elan Corporation, plc, the parent guarantor of the debt, the guarantor subsidiaries of Elan Corporation, plc, and the non-guarantor subsidiaries of Elan Corporation, plc.

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$1,045.0	$0.7	$(1,045.5)	$0.2
Cost of sales	—	—	750.5	—	(750.3)	0.2

Gross margin	—	—	294.5	0.7	(295.2)	—
Operating expenses:
Selling, general and administrative expenses	—	51.6	111.5	6.2	(55.7)	113.6
Research and development expenses	—	—	309.5	25.0	(239.5)	95.0
Other net charges/(gains)	—	—	168.6	0.3	—	168.9
Net loss on divestment of business	—	17.1	(17.1)	—	—	—

Total operating expenses	—	68.7	572.5	31.5	(295.2)	377.5

Operating (loss)/income	—	(68.7)	(278.0)	(30.8)	—	(377.5)

Share of net losses of subsidiaries	—	(304.0)	—	—	304.0	—
Net interest and investment (gains)/losses	(0.7)	—	345.9	10.5	—	355.7

Income/(loss) before provision for income taxes	0.7	(372.7)	(623.9)	(41.3)	304.0	(733.2)
Provision for/(benefit from) income taxes	0.2	—	(360.7)	—	—	(360.5)

Net income/(loss) from continuing operations	$0.5	$(372.7)	$(263.2)	$(41.3)	$304.0	$(372.7)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	235.3	—	—	235.3
Share of net income from discontinued operations (net of tax)	—	235.3	—	—	(235.3)	—

Net income/(loss) for the year	$0.5	$(137.4)	$(27.9)	$(41.3)	$68.7	$(137.4)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$841.4	$—	$(837.4)	$4.0
Cost of sales	—	—	638.9	—	(638.1)	0.8

Gross margin	—	—	202.5	—	(199.3)	3.2
Operating expenses:
Selling, general and administrative expenses	—	43.5	113.8	5.1	(55.2)	107.2
Research and development expenses	—	—	226.9	22.8	(142.9)	106.8
Net gain on divestment of businesses	—	—	67.0	(67.0)	—	—
Other net (gains)/charges	—	—	25.5	—	(1.2)	24.3

Total operating expenses	—	43.5	433.2	(39.1)	(199.3)	238.3

Operating (loss)/income	—	(43.5)	(230.7)	39.1	—	(235.1)

Share of net gains/(losses) of subsidiaries	—	(410.0)	—	—	410.0	—
Net interest and investment losses/(gains)	0.1	—	241.3	(11.0)	—	230.4

(Loss)/income before provision for income taxes	(0.1)	(453.5)	(472.0)	50.1	410.0	(465.5)
(Benefit from)/provision for income taxes	(0.1)	—	(11.9)	—	—	(12.0)

Net income/(loss) from continuing operations	$—	$(453.5)	$(460.1)	$50.1	$410.0	$(453.5)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	1,014.0	—	—	1,014.0
Share of net income from discontinued operations (net of tax)	—	1,014.0	—	—	(1,014.0)	—

Net income/(loss) for the year	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$766.2	$—	$(722.1)	$44.1
Cost of sales	—	—	500.5	—	(488.3)	12.2

Gross margin	—	—	265.7	—	(233.8)	31.9
Operating expenses:
Selling, general and administrative expenses	—	62.8	109.3	5.2	(53.1)	124.2
Research and development expenses	—	—	299.6	9.1	(180.2)	128.5
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges/(gains)	—	0.9	52.9	(0.5)	(0.5)	52.8

Total operating expenses	—	63.7	667.1	13.8	(233.8)	510.8

Operating (loss)/income	—	(63.7)	(401.4)	(13.8)	—	(478.9)

Share of net gains/(losses) of subsidiaries	—	(497.6)	—	—	497.6	—
Net interest and investment (gains)/losses	(1.2)	—	141.6	(5.8)	—	134.6

Income/(loss) before provision for income taxes	1.2	(561.3)	(543.0)	(8.0)	497.6	(613.5)
Provision for/(benefit from) income taxes	0.3	—	(52.5)	—	—	(52.2)

Net income/(loss) from continuing operations	$0.9	$(561.3)	$(490.5)	$(8.0)	$497.6	$(561.3)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	236.6	—	—	236.6
Shares of net income from discontinued operations (net of tax)	—	236.6	—	—	(236.6)	—

Net income/(loss) for the year	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$2.7	$0.1	$412.3	$16.2	$—	$431.3
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	193.5	—	—	193.5
Assets held for sale	—	—	113.8	—	106.3	220.1
Investment securities — current	—	—	1.1	166.8	—	167.9
Inventory	—	—	25.1	—	(25.1)	—
Intercompany receivables	5.3	2,979.0	4,308.2	638.7	(7,931.2)	—
Deferred tax assets — current	0.2	—	380.7	—	—	380.9
Prepaid and other current assets	—	—	13.2	—	—	13.2

Total current assets	8.2	2,979.1	5,450.5	821.7	(7,850.0)	1,409.5
Property, plant and equipment, net	—	—	12.7	—	—	12.7
Goodwill and other intangible assets, net	—	—	3.0	—	96.0	99.0
Equity method investment	—	—	—	14.0	—	14.0
Investment securities — non-current	—	—	8.6	—	—	8.6
Investments in subsidiaries	—	—	12,545.2	—	(12,545.2)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.0	—	7,241.9	1.1	(7,831.0)	—
Deferred tax assets — non-current	0.3	—	64.3	—	—	64.6
Other assets	11.8	—	6.3	—	—	18.1

Total assets	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$45.6	$—	$—	$45.6
Accrued and other current liabilities	9.6	0.1	302.7	0.1	1.6	314.1
Intercompany payables	0.1	2,147.2	6,268.0	160.5	(8,575.8)	—

Total current liabilities	9.7	2,147.3	6,616.3	160.6	(8,574.2)	359.7
Long term debts	600.0	—	—	—	—	600.0
Intercompany payables	—	174.5	11,834.8	—	(12,009.3)	—
Other liabilities	—	39.1	23.2	—	—	62.3

Total liabilities	609.7	2,360.9	18,474.3	160.6	(20,583.5)	1,022.0
Shareholders’ equity/(deficit)	(1.4)	618.2	6,871.9	676.2	(7,546.7)	618.2

Total liabilities and shareholders’ equity/(deficit)	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	5.7	(7,427.9)	—

Total current liabilities	11.6	1,975.5	5,703.6	5.7	(7,420.1)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	5.7	(19,215.5)	952.0
Shareholders’ equity/(deficit)	(1.8)	801.8	6,852.7	684.3	(7,535.2)	801.8

Total liabilities and shareholders’ equity/(deficit)	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$95.5	$(21.5)	$36.5	$(55.2)	$—	$55.3

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(10.3)	—	—	(10.3)
Purchase of intangible assets	—	—	(1.8)	—	—	(1.8)
Purchase of investment securities	—	—	(0.7)	—	—	(0.7)
Funding of equity method investment in Janssen AI	—	—	(76.9)	—	—	(76.9)
Receipt of deferred consideration	—	—	12.0	—	—	12.0
Proceeds from sale of equity method investment	—	—	—	380.9	—	380.9

Net cash (used in)/provided by investing activities	—	—	(77.7)	380.9	—	303.2

Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	—	(99.0)	—	(26.0)	—	(125.0)
Proceeds from employee stock issuances	—	20.8	—	—	—	20.8
Repayment of loans	(682.5)	—	—	—	—	(682.5)
Net proceeds from debt issuances	587.9	—	—	—	—	587.9
Loans to group undertakings	—	99.0	187.9	(286.9)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash (used in)/provided by financing activities	(94.6)	20.8	187.9	(312.9)	—	(198.8)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.9	(0.7)	146.6	12.8	—	159.6
Cash and cash equivalents at beginning of year	1.8	0.8	265.7	3.4	—	271.7

Cash and cash equivalents at end of year	$2.7	$0.1	$412.3	$16.2	$—	$431.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of investment securities	—	—	2.8	—	—	2.8
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

Cash flows from investing activities:
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of investment securities	—	—	16.4	—	—	16.4
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

38. Subsequent Events

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million. We will recognize a realized gain on the disposal of the Alkermes plc available-for-sale investment of $43.2 million.

Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts And Reserves

Schedule II

Valuation and Qualifying Accounts and Reserves

Years ended December 31, 2012, 2011 and 2010

Description	Balance at Beginning of Year	Additions(1)	Deductions(2)	Balance at End of Year
	(In millions)
Allowance for doubtful accounts:
Year ended December 31, 2012	$—	$—	$—	$—
Year ended December 31, 2011	$0.4	$—	$(0.4)	$—
Year ended December 31, 2010	$0.4	$0.4	$(0.4)	$0.4
Sales returns and allowances, discounts, chargebacks and rebates:(3)
Year ended December 31, 2012	$45.5	$265.9	$(260.9)	$50.5
Year ended December 31, 2011	$37.9	$188.8	$(181.2)	$45.5
Year ended December 31, 2010	$26.5	$127.5	$(116.1)	$37.9

(1)	Additions to allowance for doubtful accounts are recorded as an expense.
(2)	Represents amounts written off or returned against the allowance or reserves, or returned against earnings. Deductions to sales discounts and allowances relate to sales returns and payments.
(3)	Additions to sales discounts and allowances are recorded as a reduction of revenue.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Restatement

(b) Restatement

In this Form 20-F/A, we have restated the Consolidated Balance Sheet as of December 31, 2012 and the Consolidated Statement of Changes in Shareholders’ Equity for the year ended December 31, 2012 to reverse an entry reducing additional paid-in capital, (“APIC”) by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company.

This entry was posted following the initiation of formal court proceedings by the Company during 2012 to create income available for distribution during 2012. On July 19, 2012, we obtained Irish High Court approval to reduce the share premium account (APIC) of the Company by $6,199.9 million and use these reserves to offset the accumulated deficit of the Company, with the balance to be treated as income which shall be available for distribution. Accordingly, we initially presented this reduction in share premium (APIC) with the corresponding offset to accumulated deficit in our 2012 Consolidated Financial Statements to reflect the components of equity in accordance with Irish Company Law. As a reduction in accumulated deficit mandated through formal court proceedings is not recognized under U.S. GAAP, we have reversed the entry by increasing APIC and reducing the accumulated surplus by $6,199.9 million within shareholders’ equity on the Consolidated Balance Sheet as of December 31, 2012.

No financial periods prior to 2012 were impacted. The impact of reversing the reduction in the share premium account (APIC) of the Company by $6,199.9 million with a corresponding offset to the accumulated deficit of the Company does not have any impact on the Consolidated Statement of Operations or the Consolidated Statement of Cash Flows of the Company for the year ended December 31, 2012, nor does it impact the legally available distributable reserves of the Company under Irish Company Law.

Basis Of Consolidation And Presentation Of Financial Information

(a) Basis of consolidation and presentation of financial information

The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). In addition to the financial statements included in this Form 20-F, we also prepare separate Consolidated Financial Statements, included in our Annual Report, in accordance with International Financial Reporting Standards as adopted by the European Union (IFRS), which differ in certain significant respects from U.S. GAAP. The Annual Report under IFRS is a separate document from this Form 20-F.

Unless otherwise indicated, our financial statements and other financial data contained in this Form 20-F are presented in U.S. dollars ($). The accompanying Consolidated Financial Statements include our financial position, results of operations and cash flows and those of our wholly-owned subsidiaries. All intercompany amounts have been eliminated. We use the equity method to account for equity investments in instances in which we own common stock and have the ability to exercise significant influence, but not control, over the investee.

Our directors believe that we have adequate resources to continue in operational existence for at least the next 12 months and that it is appropriate to continue to prepare our Consolidated Financial Statements on a going concern basis.

Use Of Estimates

(c) Use of estimates

The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying amounts of assets and liabilities that are not readily apparent from other sources. Estimates are used in determining items such as the carrying amounts of intangible assets, property, plant and equipment and equity method investments, revenue recognition, sales rebates and discounts, the fair value of share-based compensation, the accounting for contingencies and income taxes, among other items. Because of the uncertainties inherent in such estimates, actual results may differ materially from these estimates.

Fair Value Measurements

(d) Fair value measurements

Fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk including our own credit risk.

We disclose our financial instruments that are measured at fair value on a recurring basis using the following fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2:	Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

Cash And Cash Equivalents	(e) Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with original maturities on acquisition of three months or less.
Accounts Receivable

(f) Accounts receivable

Accounts receivable are initially recognized at fair value, which represents the invoiced amounts, less adjustments for estimated revenue deductions such as product returns, chargebacks and cash discounts. An allowance for doubtful accounts is established based upon the difference between the recognized value and the estimated net collectible amount with the estimated loss recognized within operating expenses in the Consolidated Statement of Operations. When an account receivable balance becomes uncollectible, it is written off against the allowance for doubtful accounts.

Investment Securities And Impairment

(g) Investment securities and impairment

Marketable equity securities and debt securities are classified into one of three categories including trading, held-to-maturity, or available-for-sale. The classification depends on the purpose for which the financial assets were acquired.

•

Marketable equity and debt securities are considered trading when purchased principally for the purpose of selling in the near term. These securities are recorded as current investments and are carried at fair value. Unrealized holding gains and losses on trading securities are included in other income. We did not hold any trading securities at December 31, 2012 and 2011.

•

Marketable debt securities are considered held-to-maturity when we have the positive intent and ability to hold the securities to maturity. These securities are carried at amortized cost, less any impairment. We did not hold any held-to-maturity securities at December 31, 2012 and 2011.

•

Marketable equity and debt securities not classified as trading or held-to-maturity are considered available-for-sale. These securities are recorded as either current or non-current investments and are carried at fair value, with unrealized gains and losses included in accumulated other comprehensive income/(loss) (OCI) in shareholders’ equity. The assessment for impairment of marketable securities classified as available-for-sale is based on established financial methodologies, including quoted market prices for publicly traded equity and debt securities.

Non-marketable equity securities are carried at cost, less write-down-for-impairments, and are adjusted for impairment based on methodologies, including the Black-Scholes option-pricing model, the valuation achieved in the most recent private placement by an investee, an assessment of the impact of general private equity market conditions, and discounted projected future cash flows.

The factors affecting the assessment of impairments include both general financial market conditions and factors specific to a particular company. In the case of equity classified as available-for-sale, a significant and prolonged decline in the fair value of the security below its carrying amount is considered in determining whether the security is impaired. If any such evidence exists, an impairment loss is recognized.

Inventory	(h) Inventory Finished goods inventory is valued at the lower of cost or market value.
Property, Plant And Equipment

(i) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is computed using the straight-line method based on estimated useful lives as follows:

Buildings	15-40 years
Plant and equipment	3-10 years
Leasehold improvements	Shorter of expected useful life or lease term

Land is not depreciated as it is deemed to have an indefinite useful life.

Where events or circumstances indicate that the carrying amount of property, plant and equipment may not be recoverable, we review the carrying value for impairment. The carrying amount of the asset is not deemed recoverable if its carrying amount exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of that asset. In such event, an impairment loss is recognized for the excess of the carrying amount over the asset’s fair value.

Leasing

(j) Leasing

Property, plant and equipment acquired under a lease that transfers substantially all of the risks and rewards of ownership to us (a capital lease) are capitalized. Amounts payable under such leases, net of finance charges, are shown as current or non-current as appropriate. An asset acquired through capital lease is stated at an amount equal to the lower of its fair value or the present value of the minimum lease payments at the inception of the lease, less accumulated depreciation and impairment losses, and is included in property, plant and equipment. Finance charges on capital leases are expensed over the term of the lease to give a constant periodic rate of interest charge in proportion to the capital balances outstanding.

All other leases that are not capital leases are considered operating leases. Rentals on operating leases are charged to expense on a straight-line basis over the period of the lease. Leased property, plant and equipment sub-let to third parties are classified according to their substance as either direct financing or operating leases. All such arrangements that we have entered into as lessor are operating leases. Income received as lessor is recognized on a straight-line basis over the period of the lease.

Goodwill, Other Intangible Assets And Impairment

(k) Goodwill, other intangible assets and impairment

Goodwill is not amortized, but instead is tested for impairment at least annually.

Intangible assets with estimable useful lives are amortized on a straight-line basis over their respective estimated useful lives to their estimated residual values and, as with other long-lived assets such as property, plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, we compare undiscounted cash flows expected to be generated by an asset to the carrying amount of the asset. If the carrying amount of the long-lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. We determine fair value using the income approach based on the present value of expected cash flows. Our cash flow assumptions consider historical and forecasted revenue and operating costs and other relevant factors.

We review our goodwill for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The goodwill impairment test is a two-step process and is performed at the reporting unit level. Following the divestment of our Elan Drug Technologies (EDT) business on September 16, 2011, Elan is comprised of a single reporting unit. Prior to the two-step process, we first assess qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment test. The qualitative factors assessed include, but are not limited to, the macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, other relevant events affecting the reporting unit and the share price performance of the Company. If, after assessing the relevant qualitative factors, we determine that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first and second steps of the goodwill impairment test are not performed. If, after assessing the relevant qualitative factors, we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill, then the first step of the goodwill impairment test is performed.

Under the first step, we compare the fair value of each reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired and step two does not need to be performed. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment charge, if any. The second step compares the implied fair value of the reporting-unit goodwill with the carrying amount of that goodwill, and any excess of the carrying amount over the implied fair value is recognized as an impairment charge. The implied fair value of goodwill is determined, by allocating the fair value of a reporting unit to individual assets and liabilities. The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. In evaluating goodwill for impairment, we determine the fair values of the reporting units using the income approach, based on the present value of expected cash flows.

Equity Method Investments

(l) Equity method investments

Janssen AI

As part of the transaction in September 2009 whereby Janssen Alzheimer Immunotherapy (Janssen AI), a subsidiary of Johnson & Johnson, acquired substantially all of our assets and rights related to our Alzheimer’s Immunotherapy Program (AIP) collaboration with Wyeth (which has been acquired by Pfizer Inc. (Pfizer)), we received a 49.9% equity investment in Janssen AI. Johnson & Johnson also committed to fund up to an initial $500.0 million towards the further development and commercialization of the AIP to the extent the funding is required by the collaboration. Any required additional expenditures in respect of Janssen AI’s obligations under the AIP collaboration in excess of the initial $500.0 million funding commitment is required to be funded by Elan and Johnson & Johnson in proportion to their respective shareholdings up to a maximum additional commitment of $400.0 million in total. In the event that further funding is required beyond the $400.0 million, such funding will be on terms determined by the board of Janssen AI, with Johnson & Johnson and Elan having a right of first offer to provide additional funding. If we fail to provide our share of the $400.0 million commitment or any additional funding that is required for the development of the AIP, and if Johnson & Johnson elects to fund such an amount, our interest in Janssen AI could, at the option of Johnson & Johnson, be commensurately reduced. We have recorded our investment in Janssen AI as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investee. The investment was initially recognized based on the estimated fair value of the investment acquired, representing the fair value of our proportionate 49.9% share of Janssen AI’s total net assets at inception, which were comprised of the AIP assets and the asset created by the Johnson & Johnson contingent funding commitment.

Under the equity method, investors are required to recognize their share of the earnings or losses of an investee in the periods for which they are reported in the financial statements of the investee as this is normally considered an appropriate means of recognizing increases or decreases in the economic resources underlying the investments. However, Johnson & Johnson had committed to wholly fund up to an initial $500.0 million of development and commercialization expenses incurred by Janssen AI so the recognition by Elan of a share of Janssen AI losses that are solely funded by Johnson & Johnson’s $500.0 million commitment would result in an inappropriate decrease in Elan’s share of the economic resources underlying the investment in Janssen AI. Accordingly, until the $500.0 million funding commitment was fully utilized, we applied the hypothetical liquidation at book value (HLBV) method to determine how an increase or decrease in net assets of Janssen AI affected Elan’s interest in the net assets of Janssen AI on a period by period basis. Under the HLBV method, an investor determines its share of the earnings or losses of an investee by determining the difference between its claim on the investee’s book value at the end and beginning of the period.

During 2012, the remaining balance of the initial $500.0 million funding commitment, provided by Johnson & Johnson to Janssen AI, which amounted to $57.6 million at December 31, 2011, was spent. Subsequent to the full utilization of the initial $500.0 million funding commitment, we provided funding of $76.9 million to Janssen AI during 2012.

On August 6, 2012, Johnson & Johnson issued a press release announcing the discontinuation of the development of bapineuzumab intravenous in mild to moderate Alzheimer’s disease based on the co-primary clinical endpoints not being met in the Janssen AI-led Phase 3 clinical studies. As a result of the discontinuation, we recorded a non-cash impairment charge of $117.3 million against the carrying value of our equity method investment in Janssen AI, representing the full initial estimated value of Elan’s 49.9% share of the Janssen AI AIP assets. Janssen AI recorded an impairment charge of $678.9 million, representing its full carrying value of the AIP assets.

As of December 31, 2011, the carrying value of our Janssen AI equity method investment of $130.6 million was approximately $185 million below our share of Janssen AI’s reported book value of its net assets. This difference related to the lower estimated value of Janssen AI’s AIP assets when the equity method investment was initially recorded, and the asset created by the Johnson & Johnson $500.0 million contingent funding commitment. The difference in the carrying values of the AIP assets was eliminated during 2012 when Elan and Janssen AI recorded impairment charges of $117.3 million and $678.9 million, respectively, representing their respective initial estimated values of the AIP assets. In relation to the asset created by the Johnson & Johnson contingent funding commitment, which was a limited life asset, the basis difference was amortized to the Consolidated Statement of Operations on a pro rata basis; based on the actual amount of Janssen AI losses that were solely funded by Johnson & Johnson in each period as compared to the total $500.0 million, which was the total amount solely funded by Johnson & Johnson. This basis difference was fully amortized during 2012 when the remaining balance of the initial $500.0 million funding commitment provided by Johnson & Johnson to Janssen AI was spent.

As a result of the equity method investment losses incurred to date, relating to our share of the losses in excess of the losses funded solely by Johnson & Johnson’s initial $500.0 million funding commitment, and the impairment charge of $117.3 million recognized during 2012, there is an excess of losses over the investment made in Janssen AI at December 31, 2012 of $11.0 million. This amount has been recorded as a current liability at December 31, 2012. In addition, Elan provided further funding to Janssen AI of $29.9 million during January 2013, which will be recorded in the 2013 financial statements.

Proteostasis Therapeutics, Inc.

We have recorded our investment in Proteostasis Therapeutics Inc. (Proteostasis) as an equity method investment on the Consolidated Balance Sheet as we have the ability to exercise significant influence, but not control, over the investees. The investment was initially recognized based on the estimated fair value of the investment acquired. Under the equity method, we recognize our share of the earnings or losses of the investee, adjusted for the amortization of the basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investments on the Consolidated Balance Sheet. We recognize our share of the earnings or losses of Proteostasis in the same periods for which they are reported in the financial statements of the investee.

Alkermes plc

Following the completion of the merger between Alkermes, Inc. and EDT on September 16, 2011, we held approximately 25% of the outstanding ordinary shares of Alkermes plc (31.9 million shares) and accounted for this investment as an equity method investment as we had the ability to exercise significant influence, but not control, over the investee. Under the equity method, we recognize our share of the earnings or losses of the investee, adjusted for the amortization of the basis differences, in the Consolidated Statement of Operations with a corresponding increase or decrease in the carrying amount of the investments on the Consolidated Balance Sheet. The investment was initially recognized based on the estimated fair value of the investment acquired.

In March 2012, we sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest. Following the sale of the 24.15 million ordinary shares, our remaining equity interest in Alkermes plc was classified as an available-for-sale investment in current assets and equity method accounting no longer applied to this investment.

On January 31, 2013, we announced that we had agreed to sell all of our remaining 7.75 million ordinary shares of Alkermes plc. The sale closed on February 6, 2013 and we received proceeds of $169.7 million.

Financing Costs

(m) Financing costs

Debt financing costs are comprised of transaction costs and original issue discount on borrowings. Debt financing costs are allocated to financial reporting periods over the term of the related debt using the effective interest rate method.

The carrying amount of debt includes any related unamortized original issue discount. All other unamortized debt financing costs are presented as deferred financing costs in other assets.

Derivative Financial Instruments

(n) Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposures to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates and interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, that has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We entered into a number of forward foreign exchange contracts at various rates of exchange during 2012 that required us to sell euro for U.S. dollars. At December 31, 2012, we held a net forward foreign exchange derivative liability of $0.3 million relating to outstanding forward foreign exchange contracts that expire on various dates during the first half of 2013. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2011.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecasted transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criteria for designating a derivative as a hedge include the assessment of the instrument’s effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of accumulated OCI and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations. The carrying amount of derivative financial instruments is reported within current assets or other current liabilities.

Discontinued Operations And Assets Held For Sale

(o) Discontinued operations and assets held for sale

A discontinued operation is a component of an entity that either has been disposed of or is classified as held for sale and (i) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the entity as a result of a disposal transaction and (ii) the entity will not have significant continuing involvement in the operations of the component after the disposal transaction.

Any gain or loss from the disposal of a business, together with the results of these operations until the date of disposal, is reported separately in the discontinued operations line of the Consolidated Statement of Operations and comparative information is restated accordingly. Cash flow information related to discontinued operations is disclosed separately in the notes to the financial statements.

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable.

Tysabri

On February 6, 2013, we announced that we have entered into an asset purchase agreement with Biogen Idec to transfer to Biogen Idec all Tysabri IP and other assets related to Tysabri. As a result of this transaction, Biogen Idec will have sole authority over and exclusive worldwide rights to the development, manufacturing and commercialization of Tysabri. In accordance with the terms of the transaction, upon consummation of the transaction, the existing collaboration arrangements with Biogen Idec will be terminated and Biogen Idec will pay to us an upfront payment of $3.25 billion and continuing royalties on Tysabri in-market sales. We will earn a royalty of 12% of global net sales of Tysabri during the first 12 months following the closing of the transaction. Thereafter, we will earn a royalty of 18% of global net sales up to $2.0 billion each year, and a 25% royalty on annual global net sales above $2.0 billion. The transaction is expected to close in the first half of 2013, subject to the satisfaction of certain conditions, including customary regulatory approvals. As a result of the agreement to dispose of the Tysabri asset rights, the results of Tysabri for the year ended December 31, 2012 are presented as a discontinued operation in the Consolidated Statement of Operations and the comparative amounts have been restated to reflect this classification. The assets and liabilities of the Tysabri business have been presented as held for sale as of December 31, 2012.

Prothena

On December 20, 2012, we completed the separation of a substantial portion of our drug discovery business platform (the Prothena Business) into a new, publicly traded company incorporated in Ireland named Prothena Corporation, plc (Prothena) pursuant to a demerger under Irish Company law and a pro rata distribution of Prothena ordinary shares was made to our shareholders of one Prothena ordinary share for every 41 Elan ordinary shares or Elan American Depositary Shares (ADSs) held. Since we do not have significant or direct involvement in the future operations of the Prothena Business, the financial results of the Prothena Business for the period up to December 20, 2012, the effective date of the separation, have been presented as a discontinued operation and comparative amounts have been restated to reflect this classification.

EDT

Following the disposal of the EDT business in September 2011, we did not report the results of EDT as a discontinued operation as we continued to have significant continuing involvement in the operations of Alkermes plc through our 25% equity interest.

On March 13, 2012, we announced that we had sold 76% (24.15 million ordinary shares) of our shareholding in Alkermes plc for net proceeds of $380.9 million after deduction of underwriter and other fees. Following this sale, we continued to own 7.75 million ordinary shares of Alkermes plc, representing an approximate 6% equity interest in Alkermes plc. Following the disposal of 76% of our shareholding in Alkermes plc, our shareholding ceased to qualify as an equity method investment and as a result, the results of EDT are presented as a discontinued operation in the Consolidated Statements of Operations for the comparative periods.

Revenue

(p) Revenue

We recognize revenue from the sale of our products and from royalties earned.

We recognize revenue from product sales when there is persuasive evidence that an arrangement exists, title passes, the price is fixed or determinable, and collectability is reasonably assured. Revenue is recorded net of applicable sales tax and sales discounts and allowances, which are described below.

(i) The sale of our products consists of the sale of pharmaceutical drugs, primarily to wholesalers and physicians.

(ii) We earn royalties on licensees’ sales of our products or third-party products that incorporate our technologies. Royalties are recognized as earned in accordance with the contract terms when royalties can be reliably measured and collectability is reasonably assured.

The income statement financial information relating to Tysabri for the years ended December 31, 2012, 2011 and 2010 are presented as discontinued operations in our Consolidated Financial Statements and related notes thereto. Tysabri was developed in collaboration with Biogen Idec. Until the Tysabri Transaction closes, Tysabri continues to be marketed in collaboration with Biogen Idec and, subject to certain limitations imposed by the parties, we share with Biogen Idec most development and commercialization costs. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec as required at a price, which includes the cost of manufacturing, plus Biogen Idec’s gross profit on Tysabri and this cost, together with royalties payable to other third parties, is included in cost of sales. Outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on rest of world (ROW) sales of Tysabri, plus the reimbursement from Biogen Idec of Elan’s directly incurred expenses on these sales, which are primarily comprised of royalties we incur and are payable by us to third parties and we record in cost of sales.

Sales Discounts And Allowances

(q) Sales discounts and allowances

Revenue from continuing operations is presented in the Consolidated Statement of Operations and revenue from discontinued operations is included in net income from discontinued operations that is also presented in the Consolidated Statement of Operations. We recognize revenue on a gross revenue basis (except for Tysabri revenue outside of the United States) and make various deductions to arrive at net revenue from continuing and discontinued operations. These adjustments are referred to as sales discounts and allowances and are described in detail below. Sales discounts and allowances include charge-backs, managed healthcare rebates and other contract discounts, Medicaid rebates, cash discounts, sales returns, and other adjustments. Estimating these sales discounts and allowances is complex and involves significant estimates and judgments, and we use information from both internal and external sources, including historical experience, to generate reasonable and reliable estimates. In accordance with the terms of the Tysabri Transaction announced on February 6, 2013, whereby we will dispose of our Tysabri IP and other rights related to Tysabri, and the existing collaboration arrangements with Biogen Idec will be terminated, we will retain responsibility for all discounts and allowances liabilities related to Tysabri sales up to the closing of the transaction.

We do not conduct our sales using the consignment model. All of our product sales transactions are based on normal and customary terms whereby title to the product and substantially all of the risks and rewards transfer to the customer upon either shipment or delivery. Furthermore, we do not have an incentive program that would compensate a wholesaler for the costs of holding inventory above normal inventory levels thereby encouraging wholesalers to hold excess inventory.

Charge-backs

In the United States, we participate in charge-back programs with a number of entities, principally the U.S. Department of Defense, the U.S. Department of Veterans Affairs, Group Purchasing Organizations and other parties whereby pricing on products is extended below wholesalers’ list prices to participating entities. These entities purchase products through wholesalers at the lower negotiated price, and the wholesalers charge the difference between these entities’ acquisition cost and the lower negotiated price back to us. We account for charge-backs by reducing accounts receivable in an amount equal to our estimate of charge-back claims attributable to a sale. We determine our estimate of the charge-backs primarily based on historical experience on a product-by-product and program basis, and current contract prices under the charge-back programs. We consider vendor payments, estimated levels of inventory in the wholesale distribution channel, and our claim processing time lag and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Medicaid rebates

In the United States, we are required by law to participate in state government-managed Medicaid programs as well as certain other qualifying federal and state government programs whereby discounts and rebates are provided to participating state and local government entities. Discounts and rebates provided through these other qualifying federal and state government programs are included in our Medicaid rebate accrual and are considered Medicaid rebates for the purposes of this discussion. We account for Medicaid rebates by establishing an accrual in an amount equal to our estimate of Medicaid rebate claims attributable to a sale. We determine our estimate of the Medicaid rebates accrual primarily based on our estimates of Medicaid claims, Medicaid payments, claims processing time lag, inventory in the distribution channel, as well as legal interpretations of the applicable laws related to the Medicaid and qualifying federal and state government programs, and any new information regarding changes in the Medicaid programs’ regulations and guidelines that would impact the amount of the rebates on a product-by-product basis. We adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Cash and other discounts

Cash and other discounts include cash discounts, generally at 2% of the sales price, as an incentive for prompt payment by customers in the United States. We account for cash discounts by reducing accounts receivable by the full amount of the discounts. We consider payment performance of each customer and adjust the accrual and revenue periodically throughout each year to reflect actual experience and future estimates.

Managed healthcare rebates and other contract discounts

We offer rebates and discounts to managed healthcare organizations in the United States. We account for managed healthcare rebates and other contract discounts by establishing an accrual equal to our estimate of the amount attributable to a sale. We determine our estimate of this accrual primarily based on historical experience on a product-by-product and program basis and current contract prices. We consider the sales performance of products subject to managed healthcare rebates and other contract discounts, processing claim lag time and estimated levels of inventory in the distribution channel and adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

Sales returns

We account for sales returns by reducing accounts receivable in an amount equal to our estimate of revenue recorded for which the related products are expected to be returned.

Our sales return accrual is estimated principally based on historical experience, the estimated shelf life of inventory in the distribution channel, price increases, and our return goods policy (goods may only be returned six months prior to expiration date and for up to 12 months after expiration date). We also take into account product recalls and introductions of generic products. All of these factors are used to adjust the accrual and revenue periodically throughout each year to reflect actual and future estimated experience.

In the event of a product recall, product discontinuance or introduction of a generic product, we consider a number of factors, including the estimated level of inventory in the distribution channel that could potentially be returned, historical experience, estimates of the severity of generic product impact, estimates of continuing demand and our return goods policy. We consider the reasons for, and impact of, such actions and adjust the sales returns accrual and revenue as appropriate.

Other adjustments

In addition to the sales discounts and allowances described above, we make other sales adjustments primarily related to estimated obligations for credits to be granted to wholesalers under wholesaler service agreements we have entered into with many of our pharmaceutical wholesale distributors in the United States. Under these agreements, the wholesale distributors have agreed, in return for certain fees, to comply with various contractually defined inventory management practices and to perform certain activities such as providing weekly information with respect to inventory levels of product on hand and the amount of out-movement of product. As a result, we, along with our wholesale distributors, are able to manage product flow and inventory levels in a way that more closely follows trends in prescriptions. We generally account for these other sales discounts and allowances by establishing an accrual in an amount equal to our estimate of the adjustments attributable to the sale. We generally determine our estimates of the accruals for these other adjustments primarily based on contractual agreements and other relevant factors, and adjust the accruals and revenue periodically throughout each year to reflect actual experience.

Use of information from external sources

We use information from external sources to identify prescription trends and patient demand, including inventory pipeline data from the three major drug wholesalers in the United States. The inventory information received from these wholesalers is a product of their record-keeping process and excludes inventory held by intermediaries to whom they sell, such as retailers and hospitals. We also receive information from IMS Health, a supplier of market research to the pharmaceutical industry, which we use to project the prescription demand-based sales for our pharmaceutical products. Our estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information is itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which we receive such information.

Advertising Expenses	(r) Advertising expenses We expense the costs of advertising as incurred. Advertising expenses were $Nil in 2012 (2011: $0.6 million; 2010: $0.7 million).
Research And Development

(s) Research and development

R&D costs are expensed as incurred. Acquired in-process research and development (IPR&D) purchased from others for a specific research and development project with no alternative future uses is expensed as incurred. Costs to acquire IPR&D purchased from others for use in research and development activities which has alternative future uses, and the fair value of IPR&D acquired through a business combination, are capitalized as indefinite-lived intangible assets until the completion or abandonment of the related research and development activity. IPR&D capitalized as an intangible asset is not amortized but is tested for impairment annually or when events or circumstances indicate that the fair value may be below the carrying value of the asset. If and when development is complete, which generally occurs when regulatory approval to market a product is obtained, the associated asset is deemed finite-lived and amortized on a straight-line basis over the estimated useful life of the asset. The method of amortization chosen best reflects the manner in which individual intangible assets are consumed.

Income Taxes

(t) Income Taxes

We account for income tax expense based on income before taxes using the asset and liability method. Deferred tax assets (DTAs) and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using the enacted tax rates projected to be in effect for the year in which the differences are expected to reverse. DTAs are recognized for the expected future tax consequences, for all deductible temporary differences and operating loss and tax credit carryforwards. A valuation allowance is required for DTAs if, based on available evidence, it is more likely than not that all or some of the asset will not be realized due to the inability to generate sufficient future taxable income.

Significant estimates are required in determining our provision for income taxes. Some of these estimates are based on management’s interpretations of jurisdiction-specific tax laws or regulations and the likelihood of settlement related to tax audit issues. Various internal and external factors may have favorable or unfavorable effects on our future effective income tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, past and future levels of R&D spending, likelihood of settlement, and changes in overall levels of income before taxes.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. We account for interest and penalties related to unrecognized tax benefits in income tax expense.

To determine the allocation of our total tax provision between continuing and discontinued operations, we separately recalculated the tax provision for continuing operations only and allocated the difference between this tax amount and the total tax provision to determine the tax for discontinued operations for each of the disclosed periods.

Accumulated Other Comprehensive Income/(Loss)

(u) Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) is comprised of our net income or loss and OCI. OCI includes certain changes in shareholders’ equity that are excluded from net income. Specifically, we include in OCI changes in the fair value of unrealized gains and losses on our investment securities, certain foreign currency translation adjustments, and adjustments relating to our defined benefit pension plans.

Comprehensive income/(loss) for the years ended December 31, 2012, 2011 and 2010 has been reflected in the Statements of Consolidated Comprehensive Income and in the Consolidated Statements of Changes in Shareholders’ Equity.

Foreign Operations

(v) Foreign operations

Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. The resulting monetary assets and liabilities are translated into U.S. dollars at exchange rates prevailing at subsequent balance sheet dates, and the resulting gains and losses are recognized in the Consolidated Statements of Operations and, where material, separately disclosed.

The functional currency of Elan and most of our subsidiaries is U.S. dollars. For those subsidiaries with a non-U.S. dollar functional currency, their assets and liabilities are translated using year-end rates and income and expenses are translated at average rates. The cumulative effect of exchange differences arising on consolidation of the net investment in overseas subsidiaries are recognized as OCI in the Statements of Consolidated Comprehensive Income and in the Consolidated Statements of Changes in Shareholders’ Equity.

Share-Based Compensation

(w) Share-based compensation

Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options, restricted stock units (RSUs) and stock purchases related to our employee equity purchase plan (EEPP).

Share-based compensation cost for RSUs awarded to employees and directors is measured based on the closing fair market value of the Company’s shares on the date of grant. Share-based compensation cost for stock options awarded to employees and directors and shares issued under our EEPP is estimated at the grant date based on each option’s fair value as calculated using an option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Share-based compensation expense for equity-settled awards to non-employees in exchange for goods or services is based on the fair value of the awards on the measurement date; which is the earlier of the date at which the commitment for performance by the non-employees to earn the awards is reached and the date at which the non-employees’ performance is complete. We have determined that the expected vest date is the measurement date for awards granted to non-employees.

Estimating the fair value of share-based awards as of the grant or vest date using an option-pricing model, such as the binomial model, is affected by our share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and actual and projected employee exercise behaviors.

Pensions And Other Employee Benefit Plans

(x) Pensions and other employee benefit plans

We have two defined benefit pension plans covering employees based in Ireland. These plans were closed to new entrants from March 31, 2009. These plans are managed externally and the related pension costs and liabilities are assessed at least annually in accordance with the advice of a qualified professional actuary. Two significant assumptions, the discount rate and the expected rate of return on plan assets, are important elements of expense and/or liability measurement. We evaluate these assumptions at least annually, with the assistance of an actuary. Other assumptions involve employee demographic factors such as retirement patterns, mortality, turnover and the rate of compensation increase. We use a December 31 measurement date and all plan assets and liabilities are reported as of that date. The cost or benefit of plan changes, which increase or decrease benefits for prior employee service, is included in expense on a straight-line basis over the period the employee is expected to receive the benefits.

We recognize actuarial gains and losses using the corridor method. Under the corridor method, to the extent that any cumulative unrecognized net actuarial gain or loss exceeds 10% of the greater of the present value of the defined benefit obligation and the fair value of the plan assets, that portion is recognized over the expected average remaining working lives of the plan participants. Otherwise, the net actuarial gain or loss is recorded in OCI.

We recognize the funded status of benefit plans in our Consolidated Balance Sheet. In addition, we recognize as a component of OCI the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic pension cost of the period.

An event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services is a curtailment. A gain arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a gain exceeds any net loss included in OCI. A loss arising on a curtailment is recorded in the Consolidated Statement of Operations to the extent that such a loss exceeds any net gain included in OCI.

We also have a number of defined contribution benefit plans. The cost of providing these plans is expensed as incurred.

Contingencies

(y) Contingencies

We assess the likelihood of any adverse outcomes to contingencies, including legal matters, as well as the potential range of probable losses. We record accruals for such contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. If an unfavorable outcome is probable, but the amount of the loss cannot be reasonably estimated, we estimate the range of probable loss and accrue the most probable loss within the range. If no amount within the range is deemed more probable, we accrue the minimum amount within the range. If neither a range of loss nor a minimum amount of loss is estimable, then appropriate disclosure is provided, but no amounts are accrued.

Non-Cash Distribution To Shareholders

(z) Non-cash distribution to shareholders

On December 20, 2012, we completed the separation of the Prothena Business into a new, publicly traded company incorporated in Ireland. The issued share capital of Prothena was admitted to trading on the NASDAQ Global Market on December 21, 2012. The separation of the Prothena Business from Elan was completed through a demerger under Irish law. The demerger was effected by Elan transferring its wholly-owned subsidiaries comprising the Prothena Business to Prothena, in exchange for Prothena issuing Prothena ordinary shares directly to Elan shareholders, on a pro rata basis. Prothena’s issuance of its outstanding shares constituted a deemed in specie distribution by Elan to Elan shareholders (a distribution to shareholders of non-cash assets). Each Elan shareholder received one Prothena ordinary share for every 41 Elan ordinary shares or Elan ADSs held. In connection with the separation of the Prothena Business, we made a cash contribution to Prothena, which together with the consideration for 18% of Prothena’s outstanding ordinary shares, totaled $125.0 million.

The demerger is recorded based on the carrying value of the net assets that were transferred to Prothena in connection with the separation and distribution. The total value of the Prothena in specie distribution to the shareholders of Elan in connection with the demerger was $105.7 million.

Recent Accounting Pronouncements

(aa) Recent accounting pronouncements

There have been no Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board (FASB) which we have not yet adopted that we expect to have an impact on our consolidated financial position, results of operations or cash flows.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Estimated Useful Lives Of Property, Plant And Equipment

Buildings	15-40 years
Plant and equipment	3-10 years
Leasehold improvements	Shorter of expected useful life or lease term

Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Revenue From Business

Revenue for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Royalties	$0.7	$2.7	$1.6
Azactam®	(0.5)	0.9	27.2
Maxipime®	—	0.4	8.2
Prialt®	—	—	6.1

Total product revenue	0.2	4.0	43.1
Contract revenue	—	—	1.0

Total revenue	$0.2	$4.0	$44.1

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Revenue By Region (By Destination Of Customers)

Revenue by region (by destination of customers) (in millions):

	2012	2011	2010
United States	$0.2	1.2	37.8
Ireland	—	1.7	1.9
Rest of world	—	1.1	4.4

Total revenue — continuing operations	$0.2	$4.0	$44.1

United States	886.0	866.6	785.0
Ireland	—	36.0	54.1
Rest of world	316.6	339.4	286.5

Total revenue — discontinued operations	$1,202.6	$1,242.0	$1,125.6

Total revenue — continuing and discontinued operations	$1,202.8	$1,246.0	$1,169.7

Schedule Of Total Assets By Region	Total assets by region (in millions):

	2012	2011
Ireland	$755.4	$920.0
United States	793.9	753.8
Rest of world	90.9	80.0

Total assets	$1,640.2	$1,753.8

Schedule Of Segment Information On Property, Plant And Equipment By Region	Property, plant and equipment by region (in millions):

	2012	2011
United States	$8.9	$78.4
Ireland	3.8	4.8

Total property, plant and equipment	$12.7	$83.2

Schedule Of Goodwill And Other Intangible Assets By Region	Goodwill and other intangible assets by region (in millions):

	2012	2011
United States	$79.4	$192.1
Ireland	10.9	109.1
Rest of world	8.7	8.7

Total goodwill and other intangible assets	$99.0	$309.9

Schedule Of Segment Revenue By Major Customer

The following customer or collaborator contributed to 10% or more of our revenue from continuing and discontinued operations in 2012, 2011 and 2010:

	2012	2011	2010
AmerisourceBergen Corporation	74%	60%	52%
Biogen Idec	26%	25%	22%

Other Net Charges (Tables)	12 Months Ended
Dec. 31, 2012
Other Net Gains And Charges From EDT Business

Other net charges for the years ended December 31 consisted of (in millions):

	2012	2011	2010
(a) Facilities and other asset impairment charges	$107.5	$15.5	$16.7
(b) Severance, restructuring and other costs	42.4	8.8	16.1
(c) In-process research and development costs	11.0	—	6.0
(d) Cambridge collaboration	8.0	—	—
(e) Legal settlements	—	—	12.5
(f) Divestment of Prialt business	—	—	1.5

Total other net charges	$168.9	$24.3	$52.8

Tysabri and EDT Business [Member]
Other Net Gains And Charges From EDT Business

Other net gains and charges from Tysabri for the years ended December 31, 2012, 2011 and 2010 and the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2012	2011	2010
(a) Severance, restructuring and other costs	$4.2	$11.6	$3.5
(b) Facilities and other asset impairment charges	—	6.4	—
(c) Legal settlement gains and awards	—	(84.5)	—

Total other net (gains)/charges	$4.2	$(66.5)	$3.5

(a) Severance, restructuring and other costs

During 2012, we incurred severance restructuring and other costs of $4.2 million related to the Tysabri business resulting from the closure of the South San Francisco facility and associated reduction in headcount.

During 2011, severance restructuring and other costs of $11.6 million were incurred by our discontinued operations, including $1.6 million related to the Tysabri business and $10.0 million related to the closure of EDT’s King of Prussia, Pennsylvania site.

During 2010, severance restructuring and other costs of $3.5 million were incurred by our discontinued operations, including $1.2 million related to the Tysabri business and $2.3 million related to the realignment of resources in the EDT business to meet our business structure.

(b) Facilities and other asset impairment charges

During 2011, EDT incurred asset impairment charges of $6.4 million (2010: $Nil), principally relating to the closure of EDT’s King of Prussia, Pennsylvania site.

(c) Legal settlement gains and awards

In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by EDT in relation to the application of NanoCrystal® technology to Abraxane®. EDT was awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, EDT entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, EDT received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount.

Net Interest Expense (Tables) (Segment, Continuing Operations [Member])	12 Months Ended
Dec. 31, 2012
Segment, Continuing Operations [Member]
Schedule Of Net Interest Expenses

Net interest expense for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Interest expense:
2016 Notes issued October 2009	$32.2	$52.3	$54.5
2016 Notes issued August 2010	10.4	16.7	6.5
6.25% Notes	9.3	—	—
2013 Fixed Rate Notes	—	31.8	40.9
2013 Floating Rate Notes	—	0.4	5.2
2011 Floating Rate Notes	—	—	9.4
Amortization of deferred financing costs	3.1	5.3	5.4
Foreign exchange (gain)/loss	1.2	(2.0)	(2.5)
Other	1.0	1.3	0.2

Interest expense	$57.2	$105.8	$119.6

Interest income:
Cash and cash equivalents interest	$(0.4)	$(0.7)	$(1.2)
Investment interest	(0.2)	(0.2)	—

Interest income	$(0.6)	$(0.9)	$(1.2)

Net interest expense	$56.6	$104.9	$118.4

Equity Method Investments (Tables) (Segment, Continuing Operations [Member])	12 Months Ended
Dec. 31, 2012
Schedule Of Losses On Equity Method Investments

The carrying amount of equity method investments at December 31 of each year consisted of the following (in millions):

	Janssen AI	Proteostasis	Alkermes plc	Total
At January 1, 2010	$235.0	$—	$—	$235.0
Net loss on equity method investments	(26.0)	—	—	(26.0)

At December 31, 2010	209.0	—	—	209.0
Addition	—	20.0	528.6	548.6
Net loss on equity method investments — continuing operations	(78.4)	(2.7)	—	(81.1)
Net loss on equity method investments — discontinued operations	—	—	(0.7)	(0.7)

At December 31, 2011	130.6	17.3	527.9	675.8
Share of net losses of equity method investment — continuing operations	(101.2)	(3.3)	—	(104.5)
Impairment of equity method investment — continuing operations	(117.3)	—	—	(117.3)
Net loss on equity method investment — discontinued operations	—	—	(7.2)	(7.2)
Addition	76.9	—	—	76.9
Disposal of equity method investment	—	—	(394.2)	(394.2)
Reclassification to available for sale investment	—	—	(126.5)	(126.5)
Reclass of excess of losses over investment to current liabilities	11.0	—	—	11.0

At December 31, 2012	$—	$14.0	$—	$14.0

Janssen AI [Member]
Summarized Balance Sheet

Summarized balance sheet amounts of Janssen AI are presented below at December 31 of each year (in millions):

	2012	2011
Current assets	$41.9	$12.9
Non-current assets	$9.3	$688.6
Current liabilities	$60.6	$60.2
Non-current liabilities	$0.9	$8.9

Summarized Income Statement

Summarized income statement amounts of Janssen AI is presented below for the years to December 31, 2012, 2011 and 2010 (in millions):

	2012	2011	2010
R&D expenses for the year	$188.7	$185.3	$141.2
Asset impairment charge	$678.9	$—	$—
Net loss for the year	$913.7	$216.3	$173.6

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Provision For/(Benefit From) Income Taxes

Provision for/(benefit from) income taxes for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Continuing Operations:
Irish corporation tax — current	$—	$—	$0.5
Irish corporation tax — deferred	(369.0)	(37.0)	(29.8)
Foreign taxes — current	0.6	(3.4)	1.5
Foreign taxes — deferred	7.9	28.4	(24.4)

Benefit from income taxes — continuing operations	(360.5)	(12.0)	(52.2)

Discontinued Operations:
Irish corporation tax — current	—	—	—
Irish corporation tax — deferred	34.0	36.9	28.5
Foreign taxes — current	—	—	—
Foreign taxes — deferred	26.7	22.7	25.8

Provision for income taxes — discontinued operations	60.7	59.6	54.3

Provision for/(benefit from) income taxes — continuing and discontinued operations	$(299.8)	$47.6	$2.1

Total current taxes	0.6	(3.4)	2.0
Total deferred taxes	(300.4)	51.0	0.1
Tax expense reported in shareholders’ equity related to equity awards	—	—	2.4

Schedule Of Effective Tax Rate Differs From Irish Tax Rate

The effective tax rate differs from the Irish tax rate of 12.5% as follows (in millions):

	2012	2011	2010
Net loss before tax from continuing operations	$(733.2)	$(465.5)	$(613.5)
Irish standard tax rate	12.5%	12.5%	12.5%
Taxes at the Irish standard rate	(91.6)	(58.2)	(76.7)
Irish income at rates other than Irish standard rate	0.1	0.6	(0.6)
Foreign income at rates other than the Irish standard rate	(50.5)	(44.8)	(85.9)
Deferred tax impact of new income tax rules	—	40.0	—
Adjustments to valuation allowance	(240.8)	41.9	47.7
Zonegran settlement(1)	—	—	59.2
Expenses/losses deriving no tax benefit	4.0	0.5	0.5
Impairment of carrying value of Janssen AI investment	14.7	—	—
Other	3.6	8.0	3.6

Benefit from income taxes	$(360.5)	$(12.0)	$(52.2)

(1)

In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

Distribution Of Net Loss For Continuing Operations Before Provision For Income Taxes By Geographical Area

Distribution of net loss for continuing operations before provision for income taxes by geographical area for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Ireland	$(926.8)	$(688.2)	$(632.9)
Foreign	193.6	222.7	19.4

Net loss before provision for income taxes	$(733.2)	$(465.5)	$(613.5)

Schedule Of Deferred Tax

Deferred Tax

The full potential amounts of deferred tax at December 31 of each year consisted of the following deferred tax assets and liabilities (in millions):

	2012	2011
Deferred tax liabilities:
Property, plant and equipment	$—	$(0.3)

Total deferred tax liabilities	$—	$(0.3)

Deferred tax assets:
Net operating losses	$354.4	$327.5
Deferred interest	263.0	236.4
Intangibles/capitalized items	6.2	8.2
Tax credits	85.3	84.8
Reserves/provisions	31.5	41.1
Property, plant and equipment	6.0	6.8
Share-based compensation expense	30.7	30.8
Other	27.9	16.4

Total deferred tax assets	$805.0	$752.0

Valuation allowance	$(359.5)	$(606.6)

Net deferred tax asset	$445.5	$145.1

Net deferred tax asset is presented as:

	2012	2011
Current deferred tax asset	$380.9	$26.2
Non-current deferred tax asset	64.6	118.9

Net deferred tax asset	$445.5	$145.1

Schedule Of Unused Tax Loss Carry Forwards

The gross amounts of unused tax loss carryforwards with their expiration dates after adjusting for uncertain tax positions are as follows (in millions):

	At December 31, 2012
			U.S.	Rest of
	Ireland	U.S. State	Federal	World	Total
One year	$—	$—	$—	$5.0	$5.0
Two years	—	—	—	—	—
Three years	—	41.0	—	—	41.0
Four years	—	83.3	—	1.1	84.4
Five years	—	18.9	—	0.9	19.8
More than five years	2,615.5	79.4	523.4	—	3,218.3

Total	$2,615.5	$222.6	$523.4	$7.0	$3,368.5

Schedule Of Unrecognized Tax Benefits

Activity related to our unrecognized tax benefits for the years ended December 31, 2012, consisted of the following (in millions):

	2012	2011	2010
Balance at January 1	$61.5	$73.4	$71.3
Tax positions related to current year:
Additions	3.4	3.3	3.2
Tax positions related to prior years:
Additions	0.5	—	—
Reduction	(0.3)	(13.1)	(1.0)
Settlements	—	(2.1)	—
Expiration of statutes of limitations	(3.4)	—	(0.1)

Balance at December 31	$61.7	$61.5	$73.4

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Income Statement Financial Information Relating To Subsidiaries

The income statement financial information relating to Tysabri for the years ended December 31, 2012, 2011 and 2010; the Prothena Business for the period up to December 20, 2012 and the years ended December 31, 2011 and 2010; and the EDT business for the years ended December 31, 2012, 2011 and 2010, are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Revenue	$1,202.6	$—	$—	$1,202.6
Cost of sales	655.5	—	—	655.5

Gross margin	547.1	—	—	547.1
Operating expenses:
Selling, general and administrative expenses	113.2	2.0	—	115.2
Research and development expenses	62.0	31.3	—	93.3
Net loss on divestment of business	—	17.9	—	17.9
Other net charges	4.2	—	—	4.2

Total operating expenses	179.4	51.2	—	230.6

Operating income/(loss)	367.7	(51.2)	—	316.5

Net interest and investment gains and losses:
Net interest expense	—	—	—	—
Net loss on disposal of equity method investment	—	—	13.3	13.3
Net loss on equity method investments	—	—	7.2	7.2

Net interest expense	—	—	20.5	20.5

Net income/(loss) from discontinued operations before income taxes	367.7	(51.2)	(20.5)	296.0
Provision for/(benefit from) income taxes	65.7	(5.0)	—	60.7

Net income/(loss) from discontinued operations (net of tax)	$302.0	$(46.2)	$(20.5)	$235.3

2011	Tysabri	Prothena	EDT	Total
Revenue	$1,064.1	$—	$177.9	$1,242.0
Cost of sales	571.9	—	67.0	638.9

Gross margin	492.2	—	110.9	603.1
Operating expenses:
Selling, general and administrative expenses	96.1	1.6	23.8	121.5
Research and development expenses	67.7	23.7	34.3	125.7
Net gain on divestment of business	—	—	(652.9)	(652.9)
Other net charges/(gains)	1.6	—	(68.1)	(66.5)

Total operating expenses/(gains)	165.4	25.3	(662.9)	(472.2)

Operating income/(loss)	326.8	(25.3)	773.8	1,075.3

Net interest and investment gains and losses:
Net interest expense	—	—	1.0	1.0
Net loss on equity method investments	—	—	0.7	0.7

Net interest and investment gains and losses	—	—	1.7	1.7

Net income/(loss) from discontinued operations before income taxes	326.8	(25.3)	772.1	1,073.6
Provision for/(benefit from) income taxes	56.4	(2.5)	5.7	59.6

Net income/(loss) from discontinued operations (net of tax)	$270.4	$(22.8)	$766.4	$1,014.0

2010	Tysabri	Prothena	EDT	Total
Revenue	$851.5	$—	$274.1	$1,125.6
Cost of sales	452.7	—	118.4	571.1

Gross margin	398.8	—	155.7	554.5
Operating expenses:
Selling, general and administrative expenses	90.8	0.8	38.9	130.5
Research and development expenses	67.8	8.7	53.7	130.2
Other net charges	1.2	—	2.3	3.5

Total operating expenses	159.8	9.5	94.9	264.2

Operating income/(loss)	239.0	(9.5)	60.8	290.3
Net interest income	—	—	(0.6)	(0.6)

Net income/(loss) from discontinued operations before income taxes	239.0	(9.5)	61.4	290.9
Provision for income taxes	43.3	0.2	10.8	54.3

Net income/(loss) from discontinued operations (net of tax)	$195.7	$(9.7)	$50.6	$236.6

Schedule Of Discontinued Cash Flow Financial Information Relating To Subsidiaries

The cash flows attributable to discontinued operations for the years ended December 31, 2012, 2011 and 2010 are set out below (in millions):

2012	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in)operating activities	$383.0	$(53.0)	$—	$330.0
Net cash used in financing activities	—	(125.0)	—	(125.0)
Net cash (used in)/provided by investing activities	—	(1.3)	380.9	379.6

Net cash provided by/(used in) discontinued operations	$383.0	$(179.3)	$380.9	$584.6

2011	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$338.8	$(19.7)	$114.4	$433.5
Net cash (used in)/provided by investing activities	—	(0.6)	492.2	491.6

Net cash provided by/(used in) discontinued operations	$338.8	$(20.3)	$606.6	$925.1

2010	Tysabri	Prothena	EDT	Total
Net cash provided by/(used in) operating activities	$257.1	$(9.1)	$112.3	$360.3
Net cash used in investing activities	—	(2.6)	(15.3)	(17.9)

Net cash provided by/(used in) discontinued operations	$257.1	$(11.7)	$97.0	$342.4

Schedule Of Calculation Of Net Loss On Disposal

Share proceeds	$398.5
Initial carrying value of available for sale investment	126.5
Carrying value of equity method investment divested	(520.7)
Transaction costs	(17.6)

Net loss	$(13.3)

Tysabri [Member]
Schedule Of Revenue From Subsidiaries

Tysabri revenue for the years ended December 31, 2012, 2011 and 2010 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Tysabri — U.S.	$886.0	$746.5	$593.2
Tysabri — ROW	316.6	317.6	258.3

Total Tysabri revenue	$1,202.6	$1,064.1	$851.5

Schedule Of Global In-Market Net Sales Of Tysabri

Global in-market net sales of Tysabri for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
United States	$886.0	$746.5	$593.2
ROW	745.1	764.1	636.8

Total Tysabri global in-market net sales	$1,631.1	$1,510.6	$1,230.0

Schedule Of Revenue From Tysabri ROW

In 2012, we recorded net Tysabri ROW revenue of $316.6 million (2011: $317.6 million; 2010: $258.3 million), which was calculated as follows (in millions):

	2012	2011	2010
ROW in-market sales by Biogen Idec	$745.1	$764.1	$636.8
ROW operating expenses incurred by Elan and Biogen Idec	(316.3)	(349.3)	(303.8)

ROW operating profit generated by Elan and Biogen Idec	428.8	414.8	333.0

Elan’s 50% share of Tysabri ROW collaboration operating profit	214.4	207.4	166.5
Elan’s directly incurred costs	102.2	110.2	91.8

Net Tysabri ROW revenue	$316.6	$317.6	$258.3

EDT Business [Member]
Net Gain On Divestment Of EDT Business

The net gain recorded on the divestment of the EDT business for the year ended December 31, 2011 amounted to $652.9 million, and was calculated as follows (in millions):

Cash consideration	$500.0
Investment in Alkermes plc	528.6

Total consideration	$1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets	(53.0)
Working capital and other net assets	(84.5)
Transaction and other costs	(36.2)

Net gain on divestment of business	$652.9

EDT Business [Member] | Segment, Discontinued Operations [Member]
Schedule Of Revenue From Subsidiaries

Revenue from the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2011	2010
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5
Focalin®XR/Ritalin ®LA	25.9	33.0
Ampyra®	22.6	56.8
Verelan®	18.1	21.8
Naprelan®	5.9	12.6
Skelaxin®	—	5.9
Other	60.0	76.8

Total product revenue from the EDT business	168.0	261.4

Contract revenue:
Research revenue	6.0	8.2
Milestone payments	3.9	4.5

Total contract revenue from the EDT business	9.9	12.7

Total revenue from the EDT business	$177.9	$274.1

Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Basic And Diluted Net Income/(Loss) Per Share

	2012	2011	2010
	(in millions)
Net loss — continuing operations	$(372.7)	$(453.5)	$(561.3)
Net income — discontinued operations	235.3	1,014.0	236.6

Net (loss)/income — total operations	$(137.4)	$560.5	$(324.7)

Basic and diluted net income/(loss) per share for the years ended December 31 is as follows:
Basic and diluted earnings/(loss) per share:
From continuing operations	$(0.63)	$(0.77)	$(0.96)
From discontinued operations	0.40	1.73	0.40

Total attributable to the ordinary shareholders of the Parent Company	$(0.23)	$0.95	$(0.56)

Basic and diluted weighted average number of ordinary shares outstanding (in millions) — continuing and discontinued operations and total operations	592.4	587.6	584.9

Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Major Classes Of Assets Presented As Held For Sale	The major classes of assets of the Tysabri business presented as held for sale are as follows:

2012
Goodwill	$110.8
Other intangible assets	84.4
Inventory	24.9

Total	$220.1

Accounts Receivable (Tables)	1 Months Ended
Feb. 06, 2013
Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable

	2012	2011
AmerisourceBergen Corp.	68%	65%
Biogen Idec	32%	35%

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Current Investment Securities

	2012	2011
Equity securities — current, at cost less impairments	$150.4	$0.3
Unrealized gains on equity securities	17.5	0.1
Unrealized losses on equity securities	—	(0.1)

Total investment securities — current	$167.9	$0.3

Schedule Of Net Investment Losses/(Gains)

	2012	2011	2010
Net gains on sale of current investment securities	$—	$(0.1)	$(4.9)
Derivative fair value gains	—	—	(1.2)
Net gains on sale of non-current investment securities	—	(2.3)	(7.9)

Net investment gains on investment securities	—	(2.4)	(14.0)
Impairment charges	1.2	—	—
Other	—	(0.2)	1.2

Net investment (gains)/losses	$1.2	$(2.6)	$(12.8)

Prepaid And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Prepaid And Other Current Assets

	2012	2011
Prepayments	$10.5	$10.8
Deferred consideration	—	11.4
Other current assets	2.7	3.5

Total prepaid and other current assets	$13.2	$25.7

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Property, Plant And Equipment

	Land &	Plant &
	Buildings	Equipment	Total
	(In millions)
Cost:
At January 1, 2011	$375.9	$319.9	$695.8
Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Additions	2.7	6.0	8.7
Disposals	(3.4)	(13.4)	(16.8)

At December 31, 2012	$81.5	$56.5	$138.0

Accumulated depreciation and impairment:
At January 1, 2011	$(167.2)	$(241.1)	$(408.3)
Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	$(21.7)	$(41.2)	$(62.9)

Charged in year	(5.9)	(4.3)	(10.2)
Impairment	(50.1)	(14.2)	(64.3)
Disposals	0.7	11.4	12.1

At December 31, 2012	(77.0)	(48.3)	(125.3)

Net book value: December 31, 2012	$4.5	$8.2	$12.7

Net book value: December 31, 2011	$60.5	$22.7	$83.2

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Goodwill And Other Intangible Assets

	Goodwill	Other Intangible Assets	Total
	(In millions)
Cost:
At January 1, 2011	$257.1	$426.0	$683.1
Additions	—	2.6	2.6
Disposals	(49.7)	(173.0)	(222.7)
Impairment	—	(0.3)	(0.3)

At December 31, 2011	$207.4	$255.3	$462.7

Additions	—	1.9	1.9
Disposals	(0.6)	(4.4)	(5.0)
Transferred to assets held for sale	(110.8)	(159.2)	(270.0)
Impairment	—	—	—

At December 31, 2012	$96.0	$93.6	$189.6

Accumulated amortization:
At January 1, 2011	$—	$(306.6)	$(306.6)
Charged in year	—	(15.9)	(15.9)
Disposals	—	169.7	169.7

At December 31, 2011	$—	$(152.8)	$(152.8)

Charged in year	—	(14.6)	(14.6)
Disposals	—	3.8	3.8
Transferred to assets held for sale	—	74.8	74.8
Impairment	—	(1.8)	(1.8)

At December 31, 2012	—	(90.6)	(90.6)

Net book value: December 31, 2012	$96.0	$3.0	$99.0

Net book value: December 31, 2011	$207.4	$102.5	$309.9

Schedule Of Other Intangible Assets

	2012	2011
Tysabri	$—	$96.9
Other intangible assets	3.0	5.6

Total other intangible assets	$3.0	$102.5

Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets

Year ending December 31, 2013	$1.3
2014	0.8
2015	0.6
2016	0.2
2017	0.1
2018 and thereafter	—

Total	$3.0

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Non-Current Other Assets

	2012	2011
Deferred financing costs	$11.8	$11.1
Other	6.3	13.4

Total other assets	$18.1	$24.5

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accrued And Other Current Liabilities

	2012	2011
Accrued royalties payable	$79.1	$73.3
Lease liabilities	56.4	15.5
Restructuring accruals	27.6	9.7
Accrued rebates	31.8	31.7
Sales and marketing accruals	28.1	23.4
Payroll and related taxes	20.8	32.5
Clinical trial accruals	13.0	15.2
Accrued transaction costs	12.5	—
Janssen AI losses in excess of investment	11.0	—
Accrued interest	9.3	11.4
Cambridge Collaboration termination	8.0	—
Litigation accruals	1.0	0.7
Other accruals	15.5	16.5

Total accrued and other current liabilities	$314.1	$229.9

Schedule Of Other Long-Term Liabilities

	2012	2011
Unfunded pension liability	$39.1	$12.2
Accrued income tax payable	6.1	6.2
Deferred rent	0.6	17.0
Deferred revenue	0.1	0.4
Other	16.4	24.9

Total other long-term liabilities	$62.3	$60.7

Schedule Of Rollforward Of The Severance, Restructuring And Other Charges Accrual

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7
Restructuring and other charges	48.7
Reversal of prior year accrual	(2.1)
Reclassification from long term accrual	0.2
Cash payments	(22.9)
Non-cash charges	(6.0)

Balance at December 31, 2012	$27.6

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Debt

Long-term debt at December 31, 2012 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
6.25% Notes	October 2019	600.0	—	600.0

Total debt		$600.0	$—	$600.0

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Authorized Share Capital

	No. of Ordinary Shares
Authorized Share Capital	2012	2011
Ordinary Shares (par value €0.05)	810,000,000	810,000,000
Executive Shares (par value €1.25) (the Executive Shares)	1,000	1,000
“B” Executive Shares (par value €0.05) (the “B” Executive Shares)	25,000	25,000

Schedule Of Issued And Fully Paid Share Capital

	At December 31, 2012		At December 31, 2011
Issued and Fully Paid Share Capital	Number	$000s	Number	$000s
Ordinary Shares	594,949,536	36,496	589,346,275	36,158
Executive Shares	—	—	1,000	2
“B” Executive Shares	—	—	21,375	2

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accumulated OCI Net

Accumulated OCI net of $Nil taxes at December 31 of each year consisted of the following (in millions):

	2012	2011
Net unrealized gains on investment securities	$17.5	$—
Currency translation adjustments	(0.1)	(0.1)
Unamortized net actuarial loss on pension plans	(61.8)	(37.0)
Unamortized prior service cost on pension plans	(0.2)	(0.3)

Accumulated other comprehensive loss	$(44.6)	$(37.4)

Separation And Distribution Of Prothena Business (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Assets Transferred To Prothena

Cash and cash equivalents	$125.0
Net assets	3.2

Total assets transferred	128.2
Fair value of operating lease guarantee	0.4
Less: Initial carrying value of available for sale interest in Prothena	(22.9)

Total value of the Prothena distribution	$105.7

Pension And Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Changes In Projected Benefit Obligation

	2012	2011
Projected benefit obligation at January 1	$99.7	$97.3
Service cost	1.1	3.4
Interest cost	4.3	4.6
Plan participants’ contributions	0.3	1.5
Actuarial loss	33.5	6.7
Benefits paid and other disbursements	(1.3)	(1.6)
Curtailment gain	—	(8.8)
Foreign currency exchange rate changes	2.8	(3.4)

Projected benefit obligation at December 31	$140.4	$99.7

Schedule Of Changes In Plan Assets

	2012	2011
Fair value of plan assets at beginning of year	$87.5	$77.4
Actual (loss)/gain on plan assets	11.4	(2.7)
Employer contribution	1.4	16.2
Plan participants’ contributions	0.3	1.5
Benefits paid and other disbursements	(1.3)	(1.6)
Foreign currency exchange rate changes	2.0	(3.3)

Fair value of plan assets at end of year	$101.3	$87.5

Unfunded status at end of year	$(39.1)	$(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37.0
Unamortized prior service cost in accumulated OCI	0.2	0.3

Net amount recognized	$22.9	$25.1

Schedule Of Amounts Recognized In Consolidated Balance Sheet

	2012	2011
Unfunded status — non-current liability	$(39.1)	$(12.2)
Accumulated OCI	62.0	37.3

Net amount recognized	$22.9	$25.1

Schedule Of Net Periodic Pension Cost

	2012	2011	2010
Service cost	$1.1	$3.4	$3.2
Interest cost	4.3	4.6	4.2
Expected return on plan assets	(4.3)	(5.0)	(4.9)
Amortization of net actuarial loss	1.6	1.4	1.2
Amortization of prior service cost	—	0.2	—

Net periodic pension cost	$2.7	$4.6	$3.7

Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation

	2012	2011
Discount rate	3.3%	4.3%
Expected return on plan assets	4.3%	5.5%
Rate of compensation increase	3.4%	3.4%

Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost

	Increase/(decrease) in Projected Benefit Obligation	Increase/(decrease) in Service Cost	Increase/(decrease) in Net Periodic Pension Cost
Increase of 0.25% in discount rate	$(9.8)	$(0.2)	$(0.8)
Decrease of 0.25% in discount rate	10.6	0.2	0.8
Increase of 0.25% in salary and inflation rates	10.2	0.2	1.1
Decrease of 0.25% in salary and inflation rates	(9.4)	(0.2)	(1.1)
Increase of one year in life expectancy	4.5	0.1	0.5
Decrease of one year in life expectancy	(4.5)	(0.1)	(0.5)
Increase of 0.25% in pension increase assumption	4.6	0.1	0.5
Decrease of 0.25% in pension increase assumption	(3.8)	(0.1)	(0.5)

Schedule Of Weighted-Average Asset Allocations

	2012	2011
Equities	48.1%	47.1%
Bonds	19.4%	18.5%
Property	0.6%	0.7%
Cash	11.4%	13.3%
Absolute return fund	20.5%	20.4%

Total	100.0%	100.0%

Schedule Of Long-Term Asset Allocation Ranges

Equities	60%-80%
Bonds	10%-40%
Property	0%-10%
Other	0%-10%

Schedule Of Expected Long-Term Rate Of Return On Assets

	2012	2011
Equities	6.5%	7.0%
Property	5.5%	6.0%
Bonds	3.0%	3.5%
Cash	2.0%	2.0%
Absolute return fund	4.5%	6.0%

Schedule Of Fair Value Of Pension Plan Assets

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Equities	$48.7	$—	$—	$48.7
Bonds	19.7	—	—	19.7
Property	—	—	0.6	0.6
Cash	11.5	—	—	11.5
Absolute return fund	20.8	—	—	20.8

Total	$100.7	$—	$0.6	$101.3

Summary Of Changes In Fair Value Of Level 3 Pension Plan Assets

Total
Beginning balance at January 1, 2012	$0.6
Unrealized loss on property assets	—

Ending balance at December 31, 2012	$0.6

At The Age Of 65 [Member]
Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring

	2012	2011
Females	23.5	23.4
Males	21.8	21.7

At The Age Of 65 In 10 Years [Member]
Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring

	2012	2011
Females	24.5	24.4
Males	22.7	22.6

At The Age Of 65 In 20 Years [Member]
Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring

	2012	2011
Females	25.4	25.3
Males	23.6	23.5

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Number Of Options Outstanding

	2012	2011
1996 Plan	2,629	3,663
1998 Plan	—	123
1999 Plan	1,489	3,364
2006 LTIP	14,079	12,301

Total	18,197	19,451

Schedule Of Total Employee And Non-Employee Stock Options Outstanding Vested And Expected To Vest And Exercisable

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55
Exercised	(3,278)	5.65
Granted	5,182	12.23
Forfeited	(1,023)	11.24
Expired	(2,135)	17.82

Outstanding at December 31, 2012	18,197	$10.77	6.2	$29.0

Vested and expected to vest at December 31, 2012	17,399	$10.76	6.1	$28.1

Exercisable at December 31, 2012	12,522	$11.06	5.0	$21.6

(1)	Weighted-average exercise price

Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$2.70-$10.00	8,707	6.3	$6.89	6,298	5.6	$6.78
$10.01-$24.98	9,203	6.2	13.98	5,937	4.5	14.90
$24.99-$34.68	287	3.1	25.72	287	3.1	25.72

$2.70-$34.68	18,197	6.2	$10.77	12,522	5.0	$11.06

Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions

	2012	2011	2010
Risk-free interest rate	0.86%	1.56%	2.04%
Expected volatility	59.2%	52.4%	65.4%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Schedule Of Restricted Stock Units

	No. of RSUs	Weighted- Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63
Granted	2,303	13.00
Vested	(2,145)	8.91
Forfeited	(695)	10.24

Non-vested at December 31, 2012	3,365	$9.95

Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted

	2012	2011	2010
Weighted-average share price	$13.97	$8.00	$5.61
Weighted-average exercise price	$11.88	$6.80	$4.77
Expected volatility(1)	60.5%	49.7%	63.9%
Expected life	6 months	6 months	6 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.09%	0.16%	0.21%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Schedule Of Share-Based Compensation Expense

	2012	2011	2010
Continuing Operations:
Cost of sales	$—	$—	$—
Selling, general and administrative expenses	21.2	12.7	12.2
Research and development expenses	8.1	8.9	6.4
Other net charges	6.0	0.6	1.0

Share based compensation expense — continuing operations	35.3	22.2	19.6

Discontinued Operations:
Cost of sales	0.2	1.1	1.6
Selling, general and administrative expenses	1.7	3.9	5.1
Research and development expenses	7.9	6.0	5.2
Other net charges	—	0.5	—
Net (loss)/gain on divestment of business	0.8	1.6	—

Share based compensation expense — discontinued operations	10.6	13.1	11.9

Total	$45.9	$35.3	$31.5

Schedule Of Share-Based Compensation Arose Under Awards

	2012	2011	2010
Stock options	$22.6	$14.0	$13.4
RSUs	22.7	20.7	17.2
EEPP	0.6	0.6	0.9

Total	$45.9	$35.3	$31.5

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Of Financial Assets Measured On Recurring Basis

2012

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$431.3	$—	$—	$431.3
Restricted cash and cash equivalents — current	2.6	—	—	2.6
Restricted cash and cash equivalents — non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	167.9	—	—	167.9

Total	$615.5	$—	$—	$615.5

2011

	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$271.7	$—	$—	$271.7
Restricted cash — current	2.6	—	—	2.6
Restricted cash — non-current	13.7	—	—	13.7
Available-for-sale equity securities — current	0.3	—	—	0.3

Total	$288.3	$—	$—	$288.3

Summary Of Changes In Fair Value Of Level 3 Financial Assets Measured On Recurring Basis

2011

Auction Rate Securities
Beginning balance at January 1, 2011	$0.2
Realized gains included in net investment gains	—
Unrealized losses included in other comprehensive income	—
Disposals	(0.2)

Ending balance at December 31, 2011	$—

Schedule Of Principal Amounts And Fair Values Of Debt Instruments

	2012		2011
	Principal	Fair	Principal	Fair
	Amount	Value	Amount	Value
6.25% Notes	$600.0	$628.1	$—	$—
2016 Notes issued October 2009	—	—	472.1	503.4
2016 Notes issued August 2010	—	—	152.4	161.7

Total debt instruments	$600.0	$628.1	$624.5	$665.1

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Future Minimum Rental Commitments For Operating Leases

As of December 31, 2012, our future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows (in millions):

Due in:
2013	$21.3
2014	20.4
2015	14.1
2016	14.4
2017	14.6
2018 and thereafter	24.4

Total	$109.2	(1)

(1)

The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Non-Executive Directors' Terms Of Appointment

Non-Executive Directors’ Terms of Appointment

Period	Three-year term which can be extended by mutual consent, contingent on satisfactory performance and re-election at the Annual General Meeting (AGM).

Termination	By the director or the Company at each party’s discretion without compensation.

Fees	Board Membership Fees
	Chairman’s Fee	$150,000	(1)
	Director’s Fee	$55,000	(2)

	Additional Board/Committee Fees
	Lead Independent Director’s Fee	$20,000
	Audit Committee Chairman’s Fee	$25,000	(3)
	Audit Committee Member’s Fee	$15,000
	Other Committee Chairman’s Fee	$20,000	(3)
	Other Committee Member’s Fee	$12,500

Equity	Non-executive directors are entitled to be considered for an annual equity award, based on the recommendation of the LDCC and supported by the advice of the LDCC’s compensation consultants. Such equity awards are normally granted in February of each year and are currently made in the form of RSUs. The awards to be made in February 2013 will have the following grant date fair values:

	Chairman	$400,000	(1)
	Other non-executive directors	$200,000	(2)

Expenses	Reimbursement of travel and other expenses reasonably incurred in the performance of their duties.

Time commitment	Five scheduled in-person board meetings, the AGM and relevant committee meetings depending upon board/committee requirements and general corporate activity.

	Non-executive board members are also expected to be available for a number of unscheduled board and committee meetings, where applicable, as well as to devote appropriate preparation time ahead of each meeting.

Confidentiality	Information acquired by each director in carrying out their duties is deemed confidential and cannot be publicly released without prior clearance from the chairman of the board.

(1)

The chairman’s compensation for 2013 consists of a fee of $150,000 (2012: $150,000) and RSUs with a grant date fair value of $400,000 (2012:$400,000), amounting to a total value of $550,000 in 2013 (2012: $550,000). The chairman does not receive additional compensation for sitting on board committees.

(2)

Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2012, Dr. Ekman (retired December 7, 2012), Mr. McGowan, Mr. McLaughlin and Dr. von Eschenbach elected to receive all or part of their fee payments in the form of RSUs.

(3)	Inclusive of committee membership fee.

Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statements Of Operations

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$1,045.0	$0.7	$(1,045.5)	$0.2
Cost of sales	—	—	750.5	—	(750.3)	0.2

Gross margin	—	—	294.5	0.7	(295.2)	—
Operating expenses:
Selling, general and administrative expenses	—	51.6	111.5	6.2	(55.7)	113.6
Research and development expenses	—	—	309.5	25.0	(239.5)	95.0
Other net charges/(gains)	—	—	168.6	0.3	—	168.9
Net loss on divestment of business	—	17.1	(17.1)	—	—	—

Total operating expenses	—	68.7	572.5	31.5	(295.2)	377.5

Operating (loss)/income	—	(68.7)	(278.0)	(30.8)	—	(377.5)

Share of net losses of subsidiaries	—	(304.0)	—	—	304.0	—
Net interest and investment (gains)/losses	(0.7)	—	345.9	10.5	—	355.7

Income/(loss) before provision for income taxes	0.7	(372.7)	(623.9)	(41.3)	304.0	(733.2)
Provision for/(benefit from) income taxes	0.2	—	(360.7)	—	—	(360.5)

Net income/(loss) from continuing operations	$0.5	$(372.7)	$(263.2)	$(41.3)	$304.0	$(372.7)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	235.3	—	—	235.3
Share of net income from discontinued operations (net of tax)	—	235.3	—	—	(235.3)	—

Net income/(loss) for the year	$0.5	$(137.4)	$(27.9)	$(41.3)	$68.7	$(137.4)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$841.4	$—	$(837.4)	$4.0
Cost of sales	—	—	638.9	—	(638.1)	0.8

Gross margin	—	—	202.5	—	(199.3)	3.2
Operating expenses:
Selling, general and administrative expenses	—	43.5	113.8	5.1	(55.2)	107.2
Research and development expenses	—	—	226.9	22.8	(142.9)	106.8
Net gain on divestment of businesses	—	—	67.0	(67.0)	—	—
Other net (gains)/charges	—	—	25.5	—	(1.2)	24.3

Total operating expenses	—	43.5	433.2	(39.1)	(199.3)	238.3

Operating (loss)/income	—	(43.5)	(230.7)	39.1	—	(235.1)

Share of net gains/(losses) of subsidiaries	—	(410.0)	—	—	410.0	—
Net interest and investment losses/(gains)	0.1	—	241.3	(11.0)	—	230.4

(Loss)/income before provision for income taxes	(0.1)	(453.5)	(472.0)	50.1	410.0	(465.5)
(Benefit from)/provision for income taxes	(0.1)	—	(11.9)	—	—	(12.0)

Net income/(loss) from continuing operations	$—	$(453.5)	$(460.1)	$50.1	$410.0	$(453.5)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	1,014.0	—	—	1,014.0
Share of net income from discontinued operations (net of tax)	—	1,014.0	—	—	(1,014.0)	—

Net income/(loss) for the year	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Continuing Operations
Revenue	$—	$—	$766.2	$—	$(722.1)	$44.1
Cost of sales	—	—	500.5	—	(488.3)	12.2

Gross margin	—	—	265.7	—	(233.8)	31.9
Operating expenses:
Selling, general and administrative expenses	—	62.8	109.3	5.2	(53.1)	124.2
Research and development expenses	—	—	299.6	9.1	(180.2)	128.5
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges/(gains)	—	0.9	52.9	(0.5)	(0.5)	52.8

Total operating expenses	—	63.7	667.1	13.8	(233.8)	510.8

Operating (loss)/income	—	(63.7)	(401.4)	(13.8)	—	(478.9)

Share of net gains/(losses) of subsidiaries	—	(497.6)	—	—	497.6	—
Net interest and investment (gains)/losses	(1.2)	—	141.6	(5.8)	—	134.6

Income/(loss) before provision for income taxes	1.2	(561.3)	(543.0)	(8.0)	497.6	(613.5)
Provision for/(benefit from) income taxes	0.3	—	(52.5)	—	—	(52.2)

Net income/(loss) from continuing operations	$0.9	$(561.3)	$(490.5)	$(8.0)	$497.6	$(561.3)

Discontinued Operations
Net income from discontinued operations (net of tax)	—	—	236.6	—	—	236.6
Shares of net income from discontinued operations (net of tax)	—	236.6	—	—	(236.6)	—

Net income/(loss) for the year	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$2.7	$0.1	$412.3	$16.2	$—	$431.3
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	193.5	—	—	193.5
Assets held for sale	—	—	113.8	—	106.3	220.1
Investment securities — current	—	—	1.1	166.8	—	167.9
Inventory	—	—	25.1	—	(25.1)	—
Intercompany receivables	5.3	2,979.0	4,308.2	638.7	(7,931.2)	—
Deferred tax assets — current	0.2	—	380.7	—	—	380.9
Prepaid and other current assets	—	—	13.2	—	—	13.2

Total current assets	8.2	2,979.1	5,450.5	821.7	(7,850.0)	1,409.5
Property, plant and equipment, net	—	—	12.7	—	—	12.7
Goodwill and other intangible assets, net	—	—	3.0	—	96.0	99.0
Equity method investment	—	—	—	14.0	—	14.0
Investment securities — non-current	—	—	8.6	—	—	8.6
Investments in subsidiaries	—	—	12,545.2	—	(12,545.2)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.0	—	7,241.9	1.1	(7,831.0)	—
Deferred tax assets — non-current	0.3	—	64.3	—	—	64.6
Other assets	11.8	—	6.3	—	—	18.1

Total assets	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$45.6	$—	$—	$45.6
Accrued and other current liabilities	9.6	0.1	302.7	0.1	1.6	314.1
Intercompany payables	0.1	2,147.2	6,268.0	160.5	(8,575.8)	—

Total current liabilities	9.7	2,147.3	6,616.3	160.6	(8,574.2)	359.7
Long term debts	600.0	—	—	—	—	600.0
Intercompany payables	—	174.5	11,834.8	—	(12,009.3)	—
Other liabilities	—	39.1	23.2	—	—	62.3

Total liabilities	609.7	2,360.9	18,474.3	160.6	(20,583.5)	1,022.0
Shareholders’ equity/(deficit)	(1.4)	618.2	6,871.9	676.2	(7,546.7)	618.2

Total liabilities and shareholders’ equity/(deficit)	$608.3	$2,979.1	$25,346.2	$836.8	$(28,130.2)	$1,640.2

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	5.7	(7,427.9)	—

Total current liabilities	11.6	1,975.5	5,703.6	5.7	(7,420.1)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	5.7	(19,215.5)	952.0
Shareholders’ equity/(deficit)	(1.8)	801.8	6,852.7	684.3	(7,535.2)	801.8

Total liabilities and shareholders’ equity/(deficit)	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

Condensed Consolidating Statements Of Cash Flows

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2012

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$95.5	$(21.5)	$36.5	$(55.2)	$—	$55.3

Cash flows from investing activities:
Purchase of property, plant and equipment	—	—	(10.3)	—	—	(10.3)
Purchase of intangible assets	—	—	(1.8)	—	—	(1.8)
Purchase of investment securities	—	—	(0.7)	—	—	(0.7)
Funding of equity method investment in Janssen AI	—	—	(76.9)	—	—	(76.9)
Receipt of deferred consideration	—	—	12.0	—	—	12.0
Proceeds from sale of equity method investment	—	—	—	380.9	—	380.9

Net cash (used in)/provided by investing activities	—	—	(77.7)	380.9	—	303.2

Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	—	(99.0)	—	(26.0)	—	(125.0)
Proceeds from employee stock issuances	—	20.8	—	—	—	20.8
Repayment of loans	(682.5)	—	—	—	—	(682.5)
Net proceeds from debt issuances	587.9	—	—	—	—	587.9
Loans to group undertakings	—	99.0	187.9	(286.9)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash (used in)/provided by financing activities	(94.6)	20.8	187.9	(312.9)	—	(198.8)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.9	(0.7)	146.6	12.8	—	159.6
Cash and cash equivalents at beginning of year	1.8	0.8	265.7	3.4	—	271.7

Cash and cash equivalents at end of year	$2.7	$0.1	$412.3	$16.2	$—	$431.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of investment securities	—	—	2.8	—	—	2.8
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

				Non-
	Elan	Parent	Guarantor	Guarantor	Elimination
	Finance plc	Company	Subsidiaries	Subsidiaries	Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

Cash flows from investing activities:
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of investment securities	—	—	16.4	—	—	16.4
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5

Description Of Business (Detail) (Tysabri [Member], USD $)	12 Months Ended
Dec. 31, 2012
Description Of Business [Line Items]
Upfront payment to be received after exit from the existing collaboration arrangements	$ 3,250,000,000
Percentage of royalty interest earned	12.00%
Global net sales	$ 2,000,000,000
Up To $2.0 Billion [Member]
Description Of Business [Line Items]
Percentage of royalty interest earned	18.00%
Above $2.0 Billion [Member]
Description Of Business [Line Items]
Percentage of royalty interest earned	25.00%

Significant Accounting Policies (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended										0 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 20, 2012	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]	Dec. 31, 2012 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Jan. 31, 2013 Janssen AI [Member] Subsequent Event [Member]	Dec. 31, 2012 Johnson & Johnson [Member]	Sep. 30, 2009 Johnson & Johnson [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Shares Held In AFS Investment [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Dec. 31, 2012 Prothena [Member]	Dec. 31, 2012 Elan [Member]
Significant Accounting Policies [Line Items]
Reserves to set-off the accumulated deficit		$ 6,199,900,000
Equity interest percentage				30.00%					49.90%							25.00%	6.00%		25.00%	25.00%		6.00%			18.00%
Funding commitment		400,000,000							500,000,000	57,600,000					500,000,000
Maximum additional funding commitment		400,000,000							76,900,000				29,900,000	400,000,000												76,900,000
Non-cash impairment charges									117,300,000
Asset impairment charge		117,300,000							678,900,000
Difference between carrying amount and reported book value of net assets										185,000,000										300,000,000
Equity method investment		14,000,000	675,800,000	209,000,000	235,000,000					130,600,000	209,000,000	235,000,000				528,600,000			528,600,000	528,600,000	527,900,000
Excess of losses over investment									11,000,000	0
Ordinary shares received from divesture of businesses																31,900,000	7,750,000		31,900,000			7,750,000
Percentage of ordinary shares sold																	76.00%
Ordinary shares sold																	24,150,000	24,150,000		24,150,000			7,750,000
Proceeds from sale of ordinary share		380,900,000															380,900,000							169,700,000
Net forward foreign exchange derivative liability		300,000
Upfront payment to be received after exit from the existing collaboration arrangements						3,250,000,000
Percentage of royalty interest earned						12.00%
Global net sales						2,000,000,000
Percentage of royalty interest earned							18.00%	25.00%
Net proceeds on disposal of shares																		380,900,000
Continue ownership of ordinary shares																						7,750,000
Percentage portion of shares sold																		76.00%
Percentage of cash discounts		2.00%
Time period prior to expiration date goods are returnable, in months		6
Time period after expiration date goods are returnable, in months		12
Advertising expenses			600,000	700,000
Percentage of tax benefits recognized upon settlement		50.00%
Cumulative unrecognized net actuarial gain or loss percentage		10.00%
Number of ordinary shares issued																									1
Number of ordinary shares converted																									41	41
Cash distribution to Prothena Corporation, plc	125,000,000	125,000,000
Total value of distribution																									$ 105,700,000

Significant Accounting Policies (Schedule Of Estimated Useful Lives Of Property, Plant And Equipment) (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Leasehold improvements	Shorter of expected useful life or lease term
Minimum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Minimum [Member] | Plant And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years
Maximum [Member] | Plant And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years

Revenue (Schedule Of Revenue From Business) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Line Items]
Product revenue	$ 0.2	$ 4	$ 43.1
Contract revenue			1
Total revenue	0.2	4	44.1
Continuing Operations [Member]
Revenue [Line Items]
Product revenue	0.2	4	43.1
Contract revenue			1
Total revenue	0.2	4	44.1
Continuing Operations [Member] | Royalties [Member]
Revenue [Line Items]
Product revenue	0.7	2.7	1.6
Continuing Operations [Member] | Azactam [Member]
Revenue [Line Items]
Product revenue	(0.5)	0.9	27.2
Continuing Operations [Member] | Maxipime [Member]
Revenue [Line Items]
Product revenue		0.4	8.2
Continuing Operations [Member] | Prialt [Member]
Revenue [Line Items]
Product revenue			$ 6.1

Revenue (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product revenue	$ 0.2	$ 4	$ 43.1
Continuing Operations [Member]
Product revenue	0.2	4	43.1
Continuing Operations [Member] | Royalties [Member]
Product revenue	$ 0.7	$ 2.7	$ 1.6

Segment Information (Schedule Of Revenue By Region (By Destination Of Customers)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 0.2	$ 4	$ 44.1
Segment, Continuing Operations [Member]
Segment Reporting Information [Line Items]
Revenue	0.2	4	44.1
Segment, Continuing Operations [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	0.2	1.2	37.8
Segment, Continuing Operations [Member] | Ireland [Member]
Segment Reporting Information [Line Items]
Revenue		1.7	1.9
Segment, Continuing Operations [Member] | Rest Of world [Member]
Segment Reporting Information [Line Items]
Revenue		1.1	4.4
Segment, Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Revenue	1,202.6	1,242	1,125.6
Segment, Discontinued Operations [Member] | United States [Member]
Segment Reporting Information [Line Items]
Revenue	886	866.6	785
Segment, Discontinued Operations [Member] | Ireland [Member]
Segment Reporting Information [Line Items]
Revenue		36	54.1
Segment, Discontinued Operations [Member] | Rest Of world [Member]
Segment Reporting Information [Line Items]
Revenue	316.6	339.4	286.5
Segment, Continuing Operations And Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Revenue	$ 1,202.8	$ 1,246	$ 1,169.7

Segment Information (Schedule Of Total Assets By Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total assets	$ 1,640.2	$ 1,753.8
Ireland [Member]
Segment Reporting Information [Line Items]
Total assets	755.4	920
United States [Member]
Segment Reporting Information [Line Items]
Total assets	793.9	753.8
Rest Of world [Member]
Segment Reporting Information [Line Items]
Total assets	$ 90.9	$ 80

Segment Information (Schedule Of Segment Information On Property, Plant And Equipment By Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 12.7	$ 83.2
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	8.9	78.4
Ireland [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 3.8	$ 4.8

Segment Information (Schedule Of Goodwill And Other Intangible Assets By Region) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	$ 99	$ 309.9
United States [Member]
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	79.4	192.1
Ireland [Member]
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	10.9	109.1
Rest Of world [Member]
Segment Reporting Information [Line Items]
Total goodwill and other intangible assets	$ 8.7	$ 8.7

Segment Information (Schedule Of Segment Information By Major Customers) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentage of sales to revenue from continuing and discontinued operations	10.00%	10.00%	10.00%
Concentration risk percentage	10.00%	10.00%	10.00%
AmerisourceBergen Corporation [Member]
Segment Reporting Information [Line Items]
Percentage of sales to revenue from continuing and discontinued operations	74.00%	60.00%	52.00%
Biogen Idec [Member]
Segment Reporting Information [Line Items]
Percentage of sales to revenue from continuing and discontinued operations	26.00%	25.00%	22.00%

Net Gain On Divestment Of Business (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain/loss on divestment of business	$ 1
AIP [Member] | Segment, Continuing Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain/loss on divestment of business	$ 1

Other Net Charges (Schedule Of Other Net Charges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Facilities and other asset impairment charges	$ 107.5	[1]	$ 15.5	[1]	$ 16.7	[1]
Severance, restructuring and other costs	42.4	[2]	8.8	[2]	16.1	[2]
In-process research and development costs	11	[3]			6	[3]
Cambridge collaboration	8	[4]
Legal settlements					12.5	[5]
Net gain/loss on divestment of business					(1)
Total other net charges	168.9		24.3		52.8
Prialt [Member]
Net gain/loss on divestment of business					$ 1.5	[6]

[1]	(a) Facilities and other asset impairment charges During 2012, we incurred facilities and other asset impairment charges of $107.5 million, which is primarily comprised of asset impairment charges of $66.1 million and lease termination charges of $34.6 million relating to the planned closure of the South San Francisco facility following the separation of the Prothena business and cessation of our remaining early stage research activities. We also incurred an additional onerous lease charge of $6.4 million relating to EDT's King of Prussia, Pennsylvania site which closed in 2011, due to a reassessment of the probable sub-lease income to be achieved over the remaining term of the lease. During 2011, we incurred facilities and other asset impairment charges of $15.5 million, which included asset impairment charges of $3.6 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the closure of EDT's King of Prussia, Pennsylvania site. During 2010, we incurred additional facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of our business.
[2]	(b) Severance, restructuring and other costs During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena business and cessation of our remaining early stage research activities. During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.
[3]	(c) In-process research and development costs During 2012, we commenced a Phase 2 study of oral ELND005 as an adjunctive maintenance treatment in patients with Bipolar I Disorder. On the commencement of this trial, we incurred an IPR&D charge of $11.0 million related to a milestone payment to Transition Therapeutics Inc. (Transition) in accordance with the terms of the modification to the Collaboration Agreement agreed with Transition in December 2010. For further information on our Collaboration Agreement with Transition, please refer to Note 36 of the Consolidated Financial Statements. In-process research and development costs (IPR&D) charges in 2010 also include a credit of $3.0 million associated with the termination of the License Agreement with PharmatrophiX Inc. (PharmatrophiX), offset by the $9.0 million charge related to the payment to Transition when the modification of the Collaboration Agreement was agreed.
[4]	(d) Cambridge collaboration termination charge Following the cessation of our early stage research activities, we terminated our Collaboration Agreement with the University of Cambridge and incurred a charge of $8.0 million.
[5]	(e) Legal settlements During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case.
[6]	(f) Divestment of Prialt business We divested our Prialt assets and rights to Azur Pharma International Limited (Azur, which has since been acquired by Jazz Pharmaceuticals plc) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. The total consideration used to calculate the loss on divestment was comprised of cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million. During 2012, we received the deferred non-contingent consideration of $12.0 million. We are also entitled to receive additional performance-related milestones and royalties.

Other Net Charges (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Facilities and other asset impairment charges	$ 107.5	[1]	$ 15.5	[1]	$ 16.7	[1]
Severance, restructuring and other costs	42.4	[2]	8.8	[2]	16.1	[2]
IPR&D charge related to milestone payment paid	95		106.8		128.5
Cambridge Collaboration termination charge	8	[3]
Net gain/loss on divestment of business					(1)
Proceeds from business disposals			500		4.3
Deferred consideration	12
Proceeds from business disposals	12
Prialt [Member]
Net gain/loss on divestment of business					1.5	[4]
Segment, Continuing Operations [Member]
Facilities and other asset impairment charges	107.5		15.5		16.7
Asset impairment charges	66.1		3.6		11
Lease charges	34.6		11.9		5.7
Severance, restructuring and other costs	42.4		8.8		16.1
Payments for legal settlements					12.5
Segment, Continuing Operations [Member] | PharmatrophiX [Member]
Credit associated with the termination of the license agreement					3
Segment, Continuing Operations [Member] | Prialt [Member]
Net gain/loss on divestment of business					1.5
Disposal consideration					14.6
Proceeds from business disposals					5
Deferred consideration	9.6
Segment, Continuing Operations [Member] | EDT King of Prussia [Member]
Lease charges			6.4
Segment, Continuing Operations [Member] | Transition Therapeutics, Inc. [Member]
IPR&D charge related to milestone payment paid	11
Payments to acquire IPR&D					$ 9

[1]	(a) Facilities and other asset impairment charges During 2012, we incurred facilities and other asset impairment charges of $107.5 million, which is primarily comprised of asset impairment charges of $66.1 million and lease termination charges of $34.6 million relating to the planned closure of the South San Francisco facility following the separation of the Prothena business and cessation of our remaining early stage research activities. We also incurred an additional onerous lease charge of $6.4 million relating to EDT's King of Prussia, Pennsylvania site which closed in 2011, due to a reassessment of the probable sub-lease income to be achieved over the remaining term of the lease. During 2011, we incurred facilities and other asset impairment charges of $15.5 million, which included asset impairment charges of $3.6 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the closure of EDT's King of Prussia, Pennsylvania site. During 2010, we incurred additional facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of our business.
[2]	(b) Severance, restructuring and other costs During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena business and cessation of our remaining early stage research activities. During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.
[3]	(d) Cambridge collaboration termination charge Following the cessation of our early stage research activities, we terminated our Collaboration Agreement with the University of Cambridge and incurred a charge of $8.0 million.
[4]	(f) Divestment of Prialt business We divested our Prialt assets and rights to Azur Pharma International Limited (Azur, which has since been acquired by Jazz Pharmaceuticals plc) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. The total consideration used to calculate the loss on divestment was comprised of cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million. During 2012, we received the deferred non-contingent consideration of $12.0 million. We are also entitled to receive additional performance-related milestones and royalties.

Settlement Reserve Charge (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Settlement reserve charge	$ 206.3
Segment, Continuing Operations [Member]
Settlement reserve charge	$ 206.3

Net Interest Expense (Schedule Of Net Interest Expenses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Amortization of deferred financing costs	$ 3.1	$ 5.3	$ 5.4
Net interest expense	56.6	104.9	118.4
Segment, Continuing Operations [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Amortization of deferred financing costs	3.1	5.3	5.4
Foreign exchange (gain)/loss	1.2	(2)	(2.5)
Other	1	1.3	0.2
Interest expense	57.2	105.8	119.6
Cash and cash equivalents interest	(0.4)	(0.7)	(1.2)
Investment interest	(0.2)	(0.2)
Interest income	(0.6)	(0.9)	(1.2)
Net interest expense	56.6	104.9	118.4
Segment, Continuing Operations [Member] | 2016 Notes Issued October 2009 [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense	32.2	52.3	54.5
Segment, Continuing Operations [Member] | 2016 Notes Issued August 2010 [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense	10.4	16.7	6.5
Segment, Continuing Operations [Member] | 6.25% Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense	9.3
Segment, Continuing Operations [Member] | 2013 Fixed Rate Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense		31.8	40.9
Segment, Continuing Operations [Member] | 2013 Floating Rate Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense		0.4	5.2
Segment, Continuing Operations [Member] | 2011 Floating Rate Notes [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Interest expense			$ 9.4

Equity Method Investments (Schedule Of Losses On Equity Method Investments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Segment, Continuing Operations [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member]	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2012 Janssen AI [Member] Segment, Continuing Operations [Member]	Dec. 31, 2011 Janssen AI [Member] Segment, Continuing Operations [Member]	Dec. 31, 2012 Proteostasis [Member]	Dec. 31, 2011 Proteostasis [Member]	May 31, 2011 Proteostasis [Member]	Dec. 31, 2012 Proteostasis [Member] Segment, Continuing Operations [Member]	Dec. 31, 2011 Proteostasis [Member] Segment, Continuing Operations [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 Alkermes Plc [Member] Segment, Discontinued Operations [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount, beginning balance	$ 675.8	$ 209	$ 235					$ 130.6	$ 209	$ 235			$ 17.3		$ 20			$ 527.9		$ 528.6
Addition	76.9	548.6						76.9						20					528.6
Net loss on equity method investments	(221.8)	(81.1)	(26)	(104.5)	(81.1)	(7.2)	(0.7)	(218.5)	(78.4)	(26)	(101.2)	(78.4)	(3.3)	(2.7)		(3.3)	(2.7)	7.2	0.7		(7.2)	(0.7)
Disposal of equity method investment	(394.2)																	(394.2)
Impairment of equity method investment	(117.3)			(117.3)				(678.9)			(117.3)
Reclassification to available for sale investment	(126.5)																	(126.5)
Reclass of excess of losses over investment to current liabilities	11							11
Carrying amount, ending balance	$ 14	$ 675.8	$ 209						$ 130.6	$ 209			$ 14	$ 17.3	$ 20			$ 528.6	$ 527.9	$ 528.6

Equity Method Investments (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Jan. 31, 2013 Janssen AI [Member] Subsequent Event [Member]	Dec. 31, 2012 Johnson & Johnson [Member]	Sep. 30, 2009 Johnson & Johnson [Member]	May 31, 2011 Proteostasis [Member]	Dec. 31, 2012 Proteostasis [Member]	Dec. 31, 2011 Proteostasis [Member]	Dec. 31, 2012 Elan Corp Plc share of losses of Jansen Ai [Member]	Dec. 31, 2011 Elan Corp Plc share of losses of Jansen Ai [Member]	Dec. 31, 2010 Elan Corp Plc share of losses of Jansen Ai [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Discontinued Operations [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Sep. 16, 2011 Alkermes Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Elan ownership percentage			30.00%		49.90%							24.00%						25.00%	6.00%		25.00%	25.00%
Funding commitment received with respect to collaboration	$ 400				$ 500	$ 57.6					$ 500
Elan and Johnson & Johnson maximum additional commitment	400				76.9				29.9	400
Unspent funding commitment						57.6
Excess of losses over investment					11	0
Asset impairment charge	117.3				678.9
Claim on Janssen AI book value (after adjusting for basis differences)					0	117.3
Difference between carrying amount and reported book value of net assets						185																300
Carrying value of equity method investment	14	675.8	209	235		130.6	209	235				20	14	17.3				528.6			528.6	528.6	527.9
Amortization expense recorded related to basis differences					13.3	50.9	26
Net loss in investment in associates	(221.8)	(81.1)	(26)		(218.5)	(78.4)	(26)						(3.3)	(2.7)	(87.9)							7.2	0.7
Initial funding commitment										500
Immaterial error from prior periods						27.5
Purchase of equity method investment		20										20
Ordinary shares																		31.9	7.75		31.9						31.9
Share price																		$ 16.57			$ 16.57						$ 16.57
Sale of ordinary shares																			76.00%
Ordinary shares																			24.15	24.15		24.15			7.75
Initial carrying value of available- for-sale investment																						126.5		126.5
Proceeds from sale of ordinary share	$ 380.9																		$ 380.9							$ 169.7

Equity Method Investments (Summarized Balance Sheet) (Detail) (Janssen AI [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Janssen AI [Member]
Current assets	$ 41.9	$ 12.9
Non-current assets	9.3	688.6
Current liabilities	60.6	60.2
Non-current liabilities	$ 0.9	$ 8.9

Equity Method Investments (Summarized Income Statement) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Asset impairment charge	$ 117.3
Janssen AI [Member]
Schedule of Equity Method Investments [Line Items]
R&D expenses for the year	188.7	185.3	141.2
Asset impairment charge	678.9
Net loss for the year	$ 913.7	$ 216.3	$ 173.6

Net Charge On Debt Retirement (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Segment, Continuing Operations [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member]	Dec. 31, 2010 Segment, Continuing Operations [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On October 2009 [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On October 2009 [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] 8.75% Senior Notes [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On August 2010 [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.75% Senior Notes Issued On August 2010 [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] 2013 Fixed Notes Extinguished [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] 2013 Floating Rate Notes Extinguished [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] Floating Rate Notes 2011 Extinguished [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.875% Senior Fixed Rate Notes Issued On October, 2009 Extinguished [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] Senior Floating Rate Notes [Member]	Sep. 30, 2010 Segment, Continuing Operations [Member] Senior Floating Rate Notes [Member] November 15, 2011 [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] Senior Notes Due 2016 [Member]
Extinguishment of Debt [Line Items]
Interest rate of notes issued, percentage	6.25%				8.75%			8.75%					8.88%
Aggregate principal amount					$ 472.1	$ 152.9		$ 152.4	$ 47.6	$ 15.5	$ 139.5	$ 300		$ 449.5		$ 10.5
Debt instrument maturity date							Dec 1, 2016								Dec 1, 2013		Dec 31, 2011	Oct 15, 2016
Net charge on debt retirement		76.1	47	3
Total early redemption premiums		58	33.4
Write-off of unamortized deferred financing costs and original issue discounts		18.1	10.2
Transaction costs			$ 3.4

Income Taxes (Schedule Of Provision For/(Benefit From) Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision For Income Taxes [Line Items]
Provision for/(benefit from) income taxes - continuing and discontinued operations	$ (360.5)	$ (12)	$ (52.2)
Total current taxes	0.6	(3.4)	2
Total deferred taxes	(300.4)	51	0.1
Tax expense reported in shareholders' equity related to equity awards	0	0	2.4
Provision For Income Taxes [Member]
Provision For Income Taxes [Line Items]
Provision for/(benefit from) income taxes - continuing and discontinued operations	(299.8)	47.6	2.1
Continuing Operations [Member]
Provision For Income Taxes [Line Items]
Total deferred taxes	361.1	8.6	54.2
Benefit from income taxes - continuing operations	(360.5)	(12)	(52.2)
Continuing Operations [Member] | Irish Corporation Tax [Member]
Provision For Income Taxes [Line Items]
Total current taxes			0.5
Total deferred taxes	(369)	(37)	(29.8)
Continuing Operations [Member] | Foreign Taxes [Member]
Provision For Income Taxes [Line Items]
Total current taxes	0.6	(3.4)	1.5
Total deferred taxes	7.9	28.4	(24.4)
Segment, Discontinued Operations [Member]
Provision For Income Taxes [Line Items]
Provision for income taxes - discontinued operations	60.7	59.6	54.3
Segment, Discontinued Operations [Member] | Irish Corporation Tax [Member]
Provision For Income Taxes [Line Items]
Total deferred taxes	34	36.9	28.5
Segment, Discontinued Operations [Member] | Foreign Taxes [Member]
Provision For Income Taxes [Line Items]
Total deferred taxes	$ 26.7	$ 22.7	$ 25.8

Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax expense reported in shareholders' equity related to equity awards	$ 0	$ 0	$ 2.4
Deferred tax benefit	(300.4)	51	0.1
Deferred tax expense, arose due to the application of new state tax income attribution rules		40
Irish income rate differential reconciling item	0.1	0.6	(0.6)
Income tax rate	25.00%
Foreign rate differential reconciling item	(50.5)	(44.8)	(85.9)
Settlement reserve charge			206.3
Valuation allowance differential reconciling item	240.8	(41.9)	(47.7)
Valuation allowance	359.5	606.6
Change in valuation allowance	247.1	26.4	46.7
Deferred interest	263	236.4
Net operating loss carryovers	2,615.5
Federal income tax	523.4
State income tax	222.6
Remaining loss carryovers	7
Net operating losses derived from stock option exercises	559
Credit to shareholder's equity	171.7
Unremitted foreign earnings	3,235.9	2,973.9
Gross unrecognized tax benefits	61.7	61.5	73.4	71.3
Unrecognized tax benefits if recognized, would affect the tax charge and as such would impact the effective tax rate	52.8	48.4	72.2
Liability for potential penalties	0.5
Liability for potential interest	1.8
Unrecognized tax benefits expected to increase in 2013	25
Research Tax Credit Carryforward [Member]
Tax credit carryovers	40
Tax credit carryovers expires	2018 through 2031
Orphan Drug [Member]
Tax credit carryovers	9.7
Tax credit carryovers expires	2018 through 2020
Alternative Minimum Tax [Member]
Tax credit carryovers	6
Continuing Operations [Member]
Net tax benefit from continuing operations	(360.5)	(12)	(52.2)
Deferred tax benefit	361.1	8.6	54.2
Ireland [Member]
Deferred interest	255.8	231.3
United States [Member]
Deferred interest	7.2	5.1
Federal [Member]
Net operating loss expires	2018 to 2032
State And Local Jurisdiction [Member]
Net operating loss expires	2015 to 2032
Irish Corporation Tax [Member]
Irish tax rate	12.50%	12.50%	12.50%
Change in valuation allowance	279.8
Irish Corporation Tax [Member] | Continuing Operations [Member]
Deferred tax benefit	(369)	(37)	(29.8)
Foreign Taxes [Member]
Change in valuation allowance	32.7
Foreign Taxes [Member] | Continuing Operations [Member]
U.S. deferred tax expense	7.9	28.4	(24.4)
Bermudian Income [Member]
Tax reduction	32.3	33.2	33.5
Rest Of World Income [Member]
Tax reduction	1.1
Increase in tax		1.4
U.S. Losses [Member]
Tax reduction	17.1	13	6
Zonegran Tax Settlement [Member]
Tax reduction			46.4
U.S. Subsidiaries [Member] | State And Local Jurisdiction [Member]
Tax credit carryovers	50.3
EDT [Member]
Change in valuation allowance	$ 60

Income Taxes (Schedule Of Effective Tax Rate Differs From Irish Tax Rate) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Net loss before tax from continuing operations	$ (733.2)	$ (465.5)	$ (613.5)
Irish standard tax rate	12.50%	12.50%	12.50%
Taxes at the Irish standard rate	(91.6)	(58.2)	(76.7)
Irish income at rates other than Irish standard rate	0.1	0.6	(0.6)
Foreign income at rates other than the Irish standard rate	(50.5)	(44.8)	(85.9)
Deferred tax impact of new income tax rules		40
Adjustments to valuation allowance	(240.8)	41.9	47.7
Zonegran settlement			59.2	[1]
Expenses/losses deriving no tax benefit	4	0.5	0.5
Other	3.6	8	3.6
Benefit from income taxes	(360.5)	(12)	(52.2)
Zonegran tax settlement differences			59.2
Janssen AI [Member]
Income Tax Contingency [Line Items]
Impairment of carrying value of Janssen AI investment	14.7
Zonegran Tax Settlement [Member]
Income Tax Contingency [Line Items]
Nondeductible portion of Zonegran settlement			169.2
Settlement reserve charge			$ 206.3

[1]	In 2010, $169.2 million of the $206.3 million settlement reserve charge related to the Zonegran global settlement resolving all U.S. federal and related state Medicaid claims will not be deductible for tax purposes, thus creating a $59.2 million difference in the 2010 tax rate reconciliation.

Income Taxes (Distribution Of Net Loss For Continuing Operations Before Provision For Income Taxes By Geographical Area) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Ireland	$ (926.8)	$ (688.2)	$ (632.9)
Foreign	193.6	222.7	19.4
Net loss before provision for income taxes	$ (733.2)	$ (465.5)	$ (613.5)

Income Taxes (Schedule Of Deferred Tax) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Property, plant and equipment		$ (0.3)
Total deferred tax liabilities		(0.3)
Net operating losses	354.4	327.5
Deferred interest	263	236.4
Intangibles/capitalized items	6.2	8.2
Tax credits	85.3	84.8
Reserves/provisions	31.5	41.1
Property, plant and equipment	6	6.8
Share-based compensation expense	30.7	30.8
Other	27.9	16.4
Total deferred tax assets	805	752
Valuation allowance	(359.5)	(606.6)
Net deferred tax asset	445.5	145.1
Current deferred tax asset	380.9	26.2
Non-current deferred tax asset	64.6	118.9
Net deferred tax asset	$ 445.5	$ 145.1

Income Taxes (Schedule Of Unused Tax Loss Carry Forwards) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 3,368.5
One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5
Three Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41
Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	84.4
Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	19.8
More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	3,218.3
Ireland [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,615.5
Ireland [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	2,615.5
U.S. State [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	222.6
U.S. State [Member] | Three Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	41
U.S. State [Member] | Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	83.3
U.S. State [Member] | Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	18.9
U.S. State [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	79.4
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	523.4
U.S. Federal [Member] | More Than Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	523.4
Rest Of world [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	7
Rest Of world [Member] | One Year [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	5
Rest Of world [Member] | Four Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	1.1
Rest Of world [Member] | Five Years [Member]
Operating Loss Carryforwards [Line Items]
Gross amounts of unused tax loss carryforwards	$ 0.9

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 61.5	$ 73.4	$ 71.3
Tax positions related to current year, Additions	3.4	3.3	3.2
Tax positions related to prior year, Additions	0.5
Tax positions related to prior year, Reduction	(0.3)	(13.1)	(1)
Tax positions related to prior year, Settlements		(2.1)
Tax positions related to prior year, expiration of statutes of limitations	(3.4)		(0.1)
Balance at December 31	$ 61.7	$ 61.5	$ 73.4

Discontinued Operations (Narrative) (Detail) (USD $)	12 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Tysabri - ROW [Member]	Dec. 31, 2011 Tysabri - ROW [Member]	Dec. 31, 2010 Tysabri - ROW [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Mar. 12, 2012 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Shares Held In AFS Investment [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Sep. 16, 2011 Alkermes Plc [Member] Initial Carrying Value Of Equity Method Investment [Member]	Dec. 31, 2012 Prothena [Member]	Sep. 16, 2011 Alkermes Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of royalty interest earned								12.00%
Upfront payment to be received after exit from the existing collaboration arrangements								$ 3,250,000,000
Global net sales					745,100,000	764,100,000	636,800,000	2,000,000,000
Percentage of royalty interest earned									18.00%	25.00%
Number of ordinary shares issued																						1
Number of ordinary shares converted																						41
Total value of the Prothena distribution in specie																						105,700,000
Common shares issued	594,949,536	589,346,275																				3,200,000
Equity interest percentage			30.00%								25.00%	6.00%		25.00%	25.00%			6.00%				18.00%
Available for sale investment																	126,500,000					22,900,000
Cash received during merger														500,000,000
Ordinary shares received from divesture of businesses											31,900,000	7,750,000		31,900,000				7,750,000					31,900,000
Carrying amount of equity method investment, less carrying value and transaction costs	14,000,000	675,800,000	209,000,000	235,000,000							528,600,000			528,600,000	528,600,000	527,900,000					528,600,000
Equity method investment closing share price											$ 16.57			$ 16.57									$ 16.57
Ordinary shares sold												24,150,000	24,150,000		24,150,000				7,750,000
Net proceeds on disposal of shares													380,900,000							169,700,000
Percentage of ordinary shares sold													76.00%
Tysabri ROW revenue	200,000	4,000,000	43,100,000		316,600,000	317,600,000	258,300,000
Net loss on divestment of business																652,900,000						17,900,000
Transaction and other costs	(17,100,000)	654,500,000																				17,100,000
Non-cash stock compensation																						800,000
Percentage of ordinary shares sold												76.00%
Proceeds from sale of ordinary share	380,900,000											380,900,000								169,700,000
Net loss on disposal															(13,300,000)
Net loss on equity method investments	$ (221,800,000)	$ (81,100,000)	$ (26,000,000)												$ 7,200,000	$ 700,000

Discontinued Operations (Schedule Of Discontinued Income Statement Financial Information Relating To Subsidiaries) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss on equity method investments	$ 221.8	$ 81.1	$ 26
Net interest expense	56.6	104.9	118.4
Net interest and investment gains and losses	355.7	230.4	134.6
Net income/(loss) from discontinued operations (net of tax)	235.3	1,014	236.6
Segment, Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,202.6	1,242	1,125.6
Cost of sales	655.5	638.9	571.1
Gross margin	547.1	603.1	554.5
Selling, general and administrative expenses	115.2	121.5	130.5
Research and development expenses	93.3	125.7	130.2
Net gain/loss on divestment of business	17.9	(652.9)
Other net charges	4.2	(66.5)	3.5
Total operating expenses	230.6	(472.2)	264.2
Operating income/(loss)	316.5	1,075.3	290.3
Net interest expense		1	(0.6)
Net loss on disposal of equity method investment	13.3
Net loss on equity method investments	7.2	0.7
Net interest expense	20.5
Net interest and investment gains and losses		1.7
Net income/(loss) from discontinued operations before income taxes	296	1,073.6	290.9
Provision for/(benefit from) income taxes	60.7	59.6	54.3
Net income/(loss) from discontinued operations (net of tax)	235.3	1,014	236.6
Segment, Discontinued Operations [Member] | Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	1,202.6	1,064.1	851.5
Cost of sales	655.5	571.9	452.7
Gross margin	547.1	492.2	398.8
Selling, general and administrative expenses	113.2	96.1	90.8
Research and development expenses	62	67.7	67.8
Other net charges	4.2	1.6	1.2
Total operating expenses	179.4	165.4	159.8
Operating income/(loss)	367.7	326.8	239
Net income/(loss) from discontinued operations before income taxes	367.7	326.8	239
Provision for/(benefit from) income taxes	65.7	56.4	43.3
Net income/(loss) from discontinued operations (net of tax)	302	270.4	195.7
Segment, Discontinued Operations [Member] | Prothena [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Selling, general and administrative expenses	2	1.6	0.8
Research and development expenses	31.3	23.7	8.7
Net gain/loss on divestment of business	17.9
Total operating expenses	51.2	25.3	9.5
Operating income/(loss)	(51.2)	(25.3)	(9.5)
Net income/(loss) from discontinued operations before income taxes	(51.2)	(25.3)	(9.5)
Provision for/(benefit from) income taxes	(5)	(2.5)	0.2
Net income/(loss) from discontinued operations (net of tax)	(46.2)	(22.8)	(9.7)
Segment, Discontinued Operations [Member] | EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		177.9	274.1
Cost of sales		67	118.4
Gross margin		110.9	155.7
Selling, general and administrative expenses		23.8	38.9
Research and development expenses		34.3	53.7
Net gain/loss on divestment of business		(652.9)
Other net charges		(68.1)	2.3
Total operating expenses		(662.9)	94.9
Operating income/(loss)		773.8	60.8
Net interest expense		1	(0.6)
Net loss on disposal of equity method investment	13.3
Net loss on equity method investments	7.2	0.7
Net interest expense	20.5
Net interest and investment gains and losses		1.7
Net income/(loss) from discontinued operations before income taxes	(20.5)	772.1	61.4
Provision for/(benefit from) income taxes		5.7	10.8
Net income/(loss) from discontinued operations (net of tax)	$ (20.5)	$ 766.4	$ 50.6

Discontinued Operations (Schedule Of Discontinued Cash Flow Financial Information Relating To Subsidiaries) (Detail) (Segment, Discontinued Operations [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	$ 330	$ 433.5	$ 360.3
Net cash used in financing activities	(125)
Net cash (used in)/provided by investing activities	379.6	491.6	(17.9)
Net cash provided by/(used in) discontinued operations	584.6	925.1	342.4
Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	383	338.8	257.1
Net cash provided by/(used in) discontinued operations	383	338.8	257.1
Prothena [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	(53)	(19.7)	(9.1)
Net cash used in financing activities	(125)
Net cash (used in)/provided by investing activities	(1.3)	(0.6)	(2.6)
Net cash provided by/(used in) discontinued operations	(179.3)	(20.3)	(11.7)
EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities		114.4	112.3
Net cash (used in)/provided by investing activities	380.9	492.2	(15.3)
Net cash provided by/(used in) discontinued operations	$ 380.9	$ 606.6	$ 97

Discontinued Operations (Schedule Of Revenue From Tysabri) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	$ 0.2	$ 4	$ 43.1
Tysabri - U.S. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	886	746.5	593.2
Tysabri - ROW [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	316.6	317.6	258.3
Continuing Operations [Member] | Tysabri - U.S. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	886	746.5	593.2
Continuing Operations [Member] | Tysabri - ROW [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	316.6	317.6	258.3
Continuing Operations [Member] | Total Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenue	$ 1,202.6	$ 1,064.1	$ 851.5

Discontinued Operations (Schedule Of Global In-Market Net Sales Of Tysabri) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	$ 0.2	$ 4	$ 44.1
Tysabri - U.S. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	886	746.5	593.2
Tysabri - ROW [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	745.1	764.1	636.8
Total Tysabri [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Global in-market net sales	$ 1,631.1	$ 1,510.6	$ 1,230

Discontinued Operations (Schedule Of Revenue From Tysabri ROW) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Line Items]
Operating expenses	$ (377.5)	$ (238.3)	$ (510.8)
Operating income/(loss)	(377.5)	(235.1)	(478.9)
Sales Revenue, Goods, Net	0.2	4	43.1
Tysabri - ROW [Member]
Revenue [Line Items]
Global In Market Net Sales	745.1	764.1	636.8
Sales Revenue, Goods, Net	316.6	317.6	258.3
Biogen Idec [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Global In Market Net Sales	745.1	764.1	636.8
Elan Corp Plc And Biogen Idec [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Operating expenses	(316.3)	(349.3)	(303.8)
Operating income/(loss)	428.8	414.8	333
Elan Corp PLC [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Elan's share of collaboration operating profit	214.4	207.4	166.5
Directly incurred costs	$ 102.2	$ 110.2	$ 91.8

Discontinued Operations (Schedule Of Revenue From Tysabri ROW) (Parenthetical) (Detail) (Elan Corp PLC [Member], Tysabri - ROW [Member])	Dec. 31, 2012
Elan Corp PLC [Member] | Tysabri - ROW [Member]
Revenue [Line Items]
Share operating income loss percentage	50.00%

Discontinued Operations (Schedule Revenue From Subsidiaries) (Detail) (Segment, Discontinued Operations [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business	$ 1,202.6	$ 1,242	$ 1,125.6
EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		177.9	274.1
EDT [Member] | Product [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		168	261.4
EDT [Member] | Product [Member] | TriCor 145 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		35.5	54.5
EDT [Member] | Product [Member] | Focalin XR/Ritalin LA [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		25.9	33
EDT [Member] | Product [Member] | Ampyra [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		22.6	56.8
EDT [Member] | Product [Member] | Verelan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		18.1	21.8
EDT [Member] | Product [Member] | Naprelan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		5.9	12.6
EDT [Member] | Product [Member] | Skelaxin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business			5.9
EDT [Member] | Product [Member] | Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		60	76.8
EDT [Member] | Contract Revenue [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		9.9	12.7
EDT [Member] | Contract Revenue [Member] | Research Contracts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		6	8.2
EDT [Member] | Contract Revenue [Member] | Milestone Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from the EDT business		$ 3.9	$ 4.5

Discontinued Operations (Net Gain On Divestment Of EDT Business) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Segment, Discontinued Operations [Member] EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration					$ 500
Investment in Alkermes plc	(14)	(675.8)	(209)	(235)	528.6
Total consideration					1,028.6
Property, plant and equipment					(202)
Goodwill and other intangible assets					(53)
Working capital and other net assets					(84.5)
Transaction and other costs					(36.2)
Net gain on divestment of business					$ 652.9

Discontinued Operations (Other Net Gains And Charges From EDT Business) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended														1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Resource Realignment [Member]	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2011 Tysabri [Member]	Dec. 31, 2010 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 Tysabri [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2010 Tysabri [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 EDT King of Prussia [Member]	Dec. 31, 2012 Abraxane [Member]	Mar. 31, 2011 Abraxane [Member] Patent [Member]	Dec. 31, 2011 Alcon [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Severance, restructuring and other costs	$ 11.6	$ 3.5	$ 2.3	$ 4.2	$ 11.6	$ 3.5	$ 4.2	$ 1.6	$ 1.2				$ 10
Asset impairment charges	6.4				6.4
Full and final legal settlement gains and awards					(84.5)										78	6.5
Total other net (gains)/charges				4.2	(66.5)	3.5				4.2	1.6	1.2
Initial legal settlement gains and awards														$ 55
Percentage of royalty rate														6.00%

Discontinued Operations (Schedule Of Calculation Of Net loss On Disposal) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 13, 2012	Dec. 31, 2012
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Carrying value of equity method investment divested		$ (394.2)
Alkermes Plc [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Share proceeds	380.9
Initial carrying value of available for sale investment		126.5
Carrying value of equity method investment divested		(394.2)
Net loss		(13.3)
Alkermes Plc [Member] | Discontinued Operations [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Share proceeds		398.5
Initial carrying value of available for sale investment		126.5
Carrying value of equity method investment divested		(520.7)
Transaction costs		(17.6)
Net loss		$ (13.3)

Net Income/(Loss) Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss - continuing operations	$ (372.7)	$ (453.5)	$ (561.3)
Net income - discontinued operations	235.3	1,014	236.6
Net (loss)/income - total operations	$ (137.4)	$ 560.5	$ (324.7)
From continuing operations	$ (0.63)	$ (0.77)	$ (0.96)
From discontinued operations	$ 0.4	$ 1.73	$ 0.4
Total attributable to the ordinary shareholders of the Parent Company	$ (0.23)	$ 0.95	$ (0.56)
Basic and diluted weighted average number of ordinary shares outstanding (in millions) - continuing and discontinued operations and total operations	592.4	587.6	584.9
Stock options and RSUs outstanding	21.6	23.4	22.9

Restricted Cash (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 16.3	$ 16.3

Assets Held for Sale (Narrative) (Detail) (Tysabri [Member], USD $)	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Announced disposal date	Feb 6, 2013
Upfront payment to be received after exit from the existing collaboration arrangements	$ 3,250,000,000
Percentage of royalty interest earned	12.00%
Global net sales	$ 2,000,000,000
Up To $2.0 Billion [Member]
Assets Held For Sale [Line Items]
Percentage of royalty interest earned	18.00%
Above $2.0 Billion [Member]
Assets Held For Sale [Line Items]
Percentage of royalty interest earned	25.00%

Assets Held for Sale (Summary Of Major Classes Of Assets Presented As Held For Sale) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Line Items]
Total	$ 220.1
Tysabri [Member]
Assets Held For Sale [Line Items]
Goodwill	110.8
Other intangible assets	84.4
Inventory	24.9
Total	$ 220.1

Accounts Receivable (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finance Receivable Transferred To Held For Sale [Line Items]
Accounts receivable, net	$ 193.5	$ 167.7
Allowances for doubtful accounts	0	0
Percentage of accounts receivable threshold	10.00%
Trade receivables impaired	$ 0	$ 0

Accounts Receivable (Schedule Of Customer Or Collaborator Accounts Who Contribute For More Than 10% Of Our Accounts Receivable) (Detail)	Dec. 31, 2012	Dec. 31, 2011
AmerisourceBergen Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	68.00%	65.00%
Biogen Idec [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer or collaborator accounts who contribute for more than ten percent of accounts receivable	32.00%	35.00%

Investment Securities (Schedule Of Current Investment Securities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity securities - current, at cost less impairments	$ 150.4	$ 0.3
Unrealized gains on equity securities	17.5	0.1
Unrealized losses on equity securities		(0.1)
Total investment securities - current	$ 167.9	$ 0.3

Investment Securities (Narrative) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Prothena [Member]	Dec. 31, 2012 Prothena [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Mar. 12, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Sep. 16, 2011 Alkermes Inc. [Member]
Investment [Line Items]
Equity interest percentage			30.00%		18.00%	18.00%	25.00%	6.00%		25.00%	25.00%
Ordinary shares received from divesture of businesses							31.9	7.75		31.9						31.9
Carrying value of equity method investment	$ 14	$ 675.8	$ 209	$ 235			$ 528.6			$ 528.6	$ 528.6		$ 527.9
Net proceeds after deduction of underwriter and other fees	380.9							380.9							169.7
Closing share price							$ 16.57			$ 16.57						$ 16.57
Percentage of ordinary shares sold								76.00%
Ordinary shares sold								24.15	24.15		24.15			7.75
Initial carrying value of available for sale investment					22.9	22.9					126.5
Fair market value of available for sale investment					23.3	23.3					143.5
Proceeds from sale of ordinary share															169.7
Number of shares issued					3.2	3.2
Initial carrying value of available for sale investment					22.9	22.9						126.5
Investment securities - current	1.1	0.3
Investment securities - non-current	8.6	9.8
Impairment charge	$ 1.2

Investment Securities (Schedule Of Net Investment Losses/(Gains)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net gains on sale of current investment securities		$ (0.1)	$ (4.9)
Derivative fair value gains			(1.2)
Net gains on sale of non-current investment securities		(2.3)	(7.9)
Net investment gains on investment securities		(2.4)	(14)
Impairment charges	1.2
Other		(0.2)	1.2
Net investment (gains)/losses	$ 1.2	$ (2.6)	$ (12.8)

Inventory (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory	$ 24.9	$ 23.8

Prepaid And Other Current Assets (Schedule Of Prepaid And Other Current Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepayments	$ 10.5	$ 10.8
Deferred consideration		11.4
Other current assets	2.7	3.5
Total prepaid and other current assets	$ 13.2	$ 25.7

Prepaid And Other Current Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Prepaid And Other Current Assets [Line Items]
Deferred consideration	$ 12

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost, beginning balance	$ 146.1	$ 695.8
Cost, additions	8.7	28.8
Cost, impairment		(44.4)
Cost, disposals	(16.8)	(534.1)
Cost, ending balance	138	146.1
Accumulated depreciation and impairment, beginning balance	(62.9)	(408.3)
Accumulated depreciation and impairment, charged in year	(10.2)	(19.9)
Accumulated depreciation and impairment, impairment	(64.3)	34.4
Accumulated depreciation and impairment, disposals	12.1	330.9
Accumulated depreciation and impairment, ending balance	(125.3)	(62.9)
Net book value	12.7	83.2
Land & Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	82.2	375.9
Cost, additions	2.7	19.4
Cost, impairment		(29.8)
Cost, disposals	(3.4)	(283.3)
Cost, ending balance	81.5	82.2
Accumulated depreciation and impairment, beginning balance	(21.7)	(167.2)
Accumulated depreciation and impairment, charged in year	(5.9)	(8.6)
Accumulated depreciation and impairment, impairment	(50.1)	21.5
Accumulated depreciation and impairment, disposals	0.7	132.6
Accumulated depreciation and impairment, ending balance	(77)	(21.7)
Net book value	4.5	60.5
Plant & Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	63.9	319.9
Cost, additions	6	9.4
Cost, impairment		(14.6)
Cost, disposals	(13.4)	(250.8)
Cost, ending balance	56.5	63.9
Accumulated depreciation and impairment, beginning balance	(41.2)	(241.1)
Accumulated depreciation and impairment, charged in year	(4.3)	(11.3)
Accumulated depreciation and impairment, impairment	(14.2)	12.9
Accumulated depreciation and impairment, disposals	11.4	198.3
Accumulated depreciation and impairment, ending balance	(48.3)	(41.2)
Net book value	$ 8.2	$ 22.7

Property, Plant And Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 South San Francisco [Member]	Dec. 31, 2011 South San Francisco [Member]	Dec. 31, 2012 Land & Buildings [Member]	Dec. 31, 2011 Land & Buildings [Member]	Sep. 16, 2011 Land & Buildings [Member] EDT [Member]	Dec. 31, 2012 Plant & Equipment [Member]	Dec. 31, 2011 Plant & Equipment [Member]	Sep. 16, 2011 Plant & Equipment [Member] EDT [Member]	Dec. 31, 2012 Assets Held Under Capital Leases [Member]	Dec. 31, 2011 Assets Held Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charge			$ 64.3	$ 10
Net book value	$ 12.7	$ 83.2			$ 4.5	$ 60.5	$ 150.7	$ 8.2	$ 22.7	$ 51.3	$ 0	$ 0

Goodwill And Other Intangible Assets (Schedule Of Goodwill And Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill, cost, beginning balance	$ 207.4	$ 257.1
Goodwill, cost, disposals	(0.6)	(49.7)
Goodwill, transferred to assets held for sale	(110.8)
Goodwill, cost, ending balance	96	207.4	257.1
Goodwill, net book value	96	207.4
Other Intangible Assets, cost, beginning balance	255.3	426
Other Intangible Assets, cost, additions	1.9	2.6
Other Intangible Assets, cost, disposals	(4.4)	(173)
Other Intangible Assets, transferred to assets held for sale	(159.2)
Other Intangible Assets, cost, impairment	(1.8)	(0.3)
Other Intangible Assets, cost, ending balance	93.6	255.3	426
Other Intangible Assets, accumulated amortization, beginning balance	(152.8)	(306.6)
Amortization expense	(14.6)	(15.9)	(28.4)
Other Intangible Assets, accumulated amortization, disposals	3.8	169.7
Other Intangible Assets, accumulated amortization, transferred to assets held for sale	74.8
Other Intangible Assets, Accumulated amortization, impairment	(1.8)	(0.3)
Other Intangible Assets, accumulated amortization, ending balance	(90.6)	(152.8)	(306.6)
Other Intangible Assets, net book value	3	102.5
Total, cost, beginning balance	462.7	683.1
Total, additions	1.9	2.6
Total, disposals	(5)	(222.7)
Total, transferred to assets held for sale	(270)
Total, impairment		(0.3)
Total, cost, ending balance	189.6	462.7	683.1
Total, net book value	$ 99	$ 309.9

Goodwill And Other Intangible Assets (Schedule Of Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 3	$ 102.5
Tysabri [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets		96.9
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total other intangible assets	$ 3	$ 5.6

Goodwill And Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 16, 2011	Dec. 31, 2012 Computer Software [Member]	Dec. 31, 2011 Computer Software [Member]	Dec. 31, 2010 Computer Software [Member]	Dec. 20, 2012 Prothena [Member]	Sep. 16, 2011 EDT [Member]	Dec. 31, 2012 Tysabri [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets										$ 84.4
Goodwill, transferred to assets held for sale	110.8									110.8
Disposed of goodwill								0.6	49.7
Impairment of intangible assets					1.8	0.3	0.9
Disposed of intangible assets				3.3
Weighted-average remaining useful life for other intangible assets	3 years	7 years 7 months 6 days
Amortization expense	$ 14.6	$ 15.9	$ 28.4

Goodwill And Other Intangible Assets (Schedule Of Expected Future Amortization Expense Of Current Other Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Year ending December 31, 2013	$ 1.3
2014	0.8
2015	0.6
2016	0.2
2017	0.1
2018 and thereafter
Other Intangible Assets, net book value	$ 3	$ 102.5

Other Assets (Schedule Of Non-Current Other Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred financing costs	$ 11.8	$ 11.1
Other	6.3	13.4
Total other assets	$ 18.1	$ 24.5

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Accrued And Other Current Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued And Other Current Liabilities [Line Items]
Accrued royalties payable	$ 79.1	$ 73.3
Lease liabilities	56.4	15.5
Restructuring accruals	27.6	9.7
Accrued rebates	31.8	31.7
Sales and marketing accruals	28.1	23.4
Payroll and related taxes	20.8	32.5
Clinical trial accruals	13	15.2
Accrued transaction costs	12.5
Accrued interest	9.3	11.4
Cambridge Collaboration termination	8
Litigation accruals	1	0.7
Other accruals	15.5	16.5
Total accrued and other current liabilities	314.1	229.9
Janssen AI [Member]
Accrued And Other Current Liabilities [Line Items]
Janssen AI losses in excess of investment	$ 11

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Narrative) (Detail) (Janssen AI [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Janssen AI [Member]
Accrued And Other Current Liabilities [Line Items]
Janssen AI losses in excess of investment made	$ 11

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Other Long-Term Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unfunded pension liability	$ 39.1	$ 12.2
Accrued income tax payable	6.1	6.2
Deferred rent	0.6	17
Deferred revenue	0.1	0.4
Other	16.4	24.9
Total other long-term liabilities	$ 62.3	$ 60.7

Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Rollforward Of Severance, Restructuring And Other Charges Accrual) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring reserve, beginning balance	$ 9.7		$ 12.9		$ 4.1
Restructuring and other charges	42.4	[1]	8.8	[1]	16.1	[1]
Reversal of prior year accrual	(2.1)		(1)		(0.5)
Reclassification from long term accrual	0.2
Cash payments	(22.9)		(21.5)		(9.1)
Non-cash charges	(6)		(1.1)		(1)
Restructuring reserve, ending balance	27.6		9.7		12.9
Restructuring and other charges [Member]
Restructuring and other charges	$ 48.7		$ 20.4		$ 19.4

[1]	(b) Severance, restructuring and other costs During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena business and cessation of our remaining early stage research activities. During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.

Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2012 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2012 6.25% Notes [Member]	Oct. 31, 2012 6.25% Notes [Member]
Debt Instrument [Line Items]
Debt instruments Maturity date			Oct 1, 2016			Oct 1, 2016		Oct 1, 2019
Principal Amount	$ 600	$ 624.5	$ 472.1		$ 625	$ 152.4	$ 200	$ 600	$ 600
Original Issue Discount		(9.5)	(4.5)			(5)
Carrying Value		$ 615	$ 467.6			$ 147.4		$ 600
Debt instrument stated percentage	6.25%			8.75%				6.25%	6.25%

Long-Term Debt (Narrative) (Detail) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended								1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012 6.25% Notes [Member]	Oct. 15, 2012 6.25% Notes [Member]	Dec. 31, 2012 6.25% Notes [Member]	Sep. 30, 2012 2016 Notes Issued October 2009 [Member]	Oct. 05, 2012 2016 Notes Issued October 2009 [Member]	Oct. 20, 2011 2016 Notes Issued October 2009 [Member]	Sep. 16, 2011 2016 Notes Issued October 2009 [Member]	Aug. 31, 2010 2016 Notes Issued October 2009 [Member]	Dec. 31, 2012 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Sep. 30, 2012 2016 Notes Issued August 2010 [Member]	Oct. 20, 2011 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Sep. 16, 2011 Assets Sale Offer [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 600,000,000	$ 624,500,000	$ 600,000,000		$ 600,000,000							$ 472,100,000	$ 625,000,000			$ 200,000,000	$ 152,400,000
Debt instrument stated percentage	6.25%		6.25%		6.25%						8.75%
Percentage of equity offerings redemption price			6.25%	35.00%	6.25%
Percentage of principal amount redemption price			100.00%	106.25%	104.69%
Aggregate principal amount																		721,200,000
Percentage of principal, including accrued and unpaid interest to be purchased									100.00%	108.75%						108.75%
Aggregate principal amount						439,500,000		152,400,000	500,000	32,600,000				141,300,000	47,600,000	11,100,000
Total consideration for Tender Offer per principal amount						1,053.34	40
Principal amount of notes						$ 1,000	$ 1,000
Covenants	Incur additional debt; Create liens; Enter into certain transactions with related parties; Enter into certain types of investment transactions; Engage in certain asset sales or sale and leaseback transactions; Pay dividends or buy back our Ordinary Shares; and Consolidate, merge with, or sell all or substantially all of its assets to another entity.

Share Capital (Schedule Of Authorized Share Capital) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, shares authorized	810,000,000	810,000,000
Executive Shares, shares authorized	1,000	1,000
B Executive Shares, shares authorized	25,000	25,000

Share Capital (Schedule Of Authorized Share Capital) (Parenthetical) (Detail)	Dec. 31, 2012 EUR (€)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 EUR (€)
Ordinary Shares, par value	€ 0.05		€ 0.05
Executive Shares, par value	€ 1.25	$ 1.25	€ 1.25
B Executive Share, par value	€ 0.05	$ 0.05	€ 0.05

Share Capital (Schedule Of Issued And Fully Paid Share Capital) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, shares issued	594,949,536	589,346,275
Executive Shares, shares issued	0	1,000
B Executive Shares, shares issued	0	21,375
Ordinary Shares, Value	$ 36.5	$ 36.2
Executive Shares, Value
"B" Executive Shares, Value

Share Capital (Narrative) (Detail)	Dec. 31, 2012 EUR (€)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Sep. 30, 2012 Executive Shares [Member]	Sep. 30, 2012 "B" Executive Shares [Member]
Shareholders Equity [Line Items]
Shares redeemed				1,000	21,375
Executive Shares, par value	€ 1.25	$ 1.25	€ 1.25
"B" Executive Shares, par value	€ 0.05	$ 0.05	€ 0.05

Additional Paid In Capital (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss [Line Items]
Reserves to set-off the accumulated deficit	$ 6,199.9
Distributable reserves	$ 1,757.4

Accumulated Other Comprehensive Loss (Schedule Of Accumulated OCI Net) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net unrealized gains on investment securities	$ 17.5
Currency translation adjustments	(0.1)	(0.1)
Unamortized net actuarial loss on pension plans	(61.8)	(37)
Unamortized prior service cost on pension plans	(0.2)	(0.3)
Accumulated other comprehensive loss	$ (44.6)	$ (37.4)

Separation And Distribution Of Prothena Business (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Prothena [Member]	Dec. 31, 2012 650 Gateway Boulevard [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Number of ordinary shares issued			1
Number of ordinary shares converted			41
Equity method investment in subsidiary		30.00%	18.00%
Newly-issued ordinary shares			3,200,000
Initial carrying value of available for sale interest			$ 22.9
Total value of the Prothena distribution	105.7		105.7
Lease term expire date				Nov 30, 2020
Total lease expenses				10.8
Estimated fair value of lease guarantee				$ 0.4

Separation And Distribution Of Prothena Business (Summary Of Assets Transferred To Prothena) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Total value of the Prothena distribution	$ 105.7
Prothena [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	125
Net assets	3.2
Total assets transferred	128.2
Fair value of operating lease guarantee	0.4
Less: Initial carrying value of available for sale interest in Prothena	(22.9)
Total value of the Prothena distribution	$ 105.7

Pension And Other Employee Benefit Plans (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Pension And Other Employee Benefit Plans [Line Items]
Employees pension salary fraction per year service	1/60th
Executives pension salary fraction per year service	1/52nd
Curtailment gain of unamortized net actuarial loss in OCI	$ 8.8
Discount rate	3.30%	4.30%
Average duration of defined benefit plan, years	20
Allowance for expected future increases in average life expectancy, plan benefit obligations	0.39%
Expected long-term rate of return on assets	4.30%	5.50%
Assumed equity risk premium	3.50%	3.50%
Expected return on property allowing for risk premium	2.50%	2.50%
Total accumulated benefit obligation for the defined benefit pension plans	136.3	95
Recognized unamortized net actuarial loss	3
Contribution to the defined benefit plans	19.8
Expected future contribution to the defined benefit plans	22
Benefit plans contribution	2.2	3.6	4.5
Males [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	62.00%
Females [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of post-retirement mortality rates	70.00%
Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	1.9	3.2	4
Percentage of participating employee's annual compensation on a quarterly basis	3.00%
Percentage of employee's annual qualified compensation	3.00%
Two Thousand Thirteen Through Two Thousand Seventeen [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	2
Two Thousand Eighteen To Two Thousand Twenty Two [Member]
Pension And Other Employee Benefit Plans [Line Items]
Expected future benefit payments	5.1
Irish Defined Contribution Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Benefit plans contribution	$ 0.3	$ 0.4	$ 0.5
Percentage of participating employee's annual eligible income on a monthly basis	18.00%
Maximum [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years eligible to receive pension	40
Minimum [Member] | Employee Savings And Retirement Plan [Member]
Pension And Other Employee Benefit Plans [Line Items]
Percentage of participants' contributions	80.00%

Pension And Other Employee Benefit Plans (Schedule Of Changes In Projected Benefit Obligation) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1.1	$ 3.4	$ 3.2
Interest cost	4.3	4.6	4.2
Projected Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at January 1	99.7	97.3
Service cost	1.1	3.4
Interest cost	4.3	4.6
Plan participants' contributions	0.3	1.5
Actuarial loss	33.5	6.7
Benefits paid and other disbursements	(1.3)	(1.6)
Curtailment gain		(8.8)
Foreign currency exchange rate changes	2.8	(3.4)
Projected benefit obligation at December 31	$ 140.4	$ 99.7

Pension And Other Employee Benefit Plans (Schedule Of Changes In Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 101.3
Unfunded status at end of year	(39.1)	(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37
Unamortized prior service cost in accumulated OCI	0.2	0.3
Net amount recognized	22.9	25.1
Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	87.5	77.4
Actual (loss)/gain on plan assets	11.4	(2.7)
Employer contribution	1.4	16.2
Plan participants' contributions	0.3	1.5
Benefits paid and other disbursements	(1.3)	(1.6)
Foreign currency exchange rate changes	2	(3.3)
Fair value of plan assets at end of year	101.3	87.5
Unfunded status at end of year	(39.1)	(12.2)
Unamortized net actuarial loss in accumulated OCI	61.8	37
Unamortized prior service cost in accumulated OCI	0.2	0.3
Net amount recognized	$ 22.9	$ 25.1

Pension And Other Employee Benefit Plans (Schedule Of Amounts Recognized In Consolidated Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unfunded status - non-current liability	$ (39.1)	$ (12.2)
Accumulated OCI	62	37.3
Net amount recognized	$ 22.9	$ 25.1

Pension And Other Employee Benefit Plans (Schedule Of Net Periodic Pension Cost) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service cost	$ 1.1	$ 3.4	$ 3.2
Interest cost	4.3	4.6	4.2
Expected return on plan assets	(4.3)	(5)	(4.9)
Amortization of net actuarial loss	1.6	1.4	1.2
Amortization of prior service cost		0.2
Net periodic pension cost	$ 2.7	$ 4.6	$ 3.7

Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Pension Cost And Benefit Obligation) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	3.30%	4.30%
Expected return on plan assets	4.30%	5.50%
Rate of compensation increase	3.40%	3.40%

Pension And Other Employee Benefit Plans (Schedule Of Average Life Expectancy In Years Of Current Pensioner Retiring) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Pension And Other Employee Benefit Plans [Line Items]
Pensioner retirement age, current	65
Pensioner retirement age in ten years	65
Pensioner retirement age in twenty years	65
At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	10
At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Number of years to retirement	20
Females [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.5	23.4
Females [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	24.5	24.4
Females [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	25.4	25.3
Males [Member] | At The Age Of 65 [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	21.8	21.7
Males [Member] | At The Age Of 65 In 10 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	22.7	22.6
Males [Member] | At The Age Of 65 In 20 Years [Member]
Pension And Other Employee Benefit Plans [Line Items]
Average life expectancy of a current retiring pensioner	23.6	23.5

Pension And Other Employee Benefit Plans (Schedule Of Impact Of Changes In Principal Assumptions On Projected Benefit Obligation, Service Cost And Net Periodic Pension Cost) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Y
Increase Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	$ 4.5
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.5
Increase (decrease) in life expectancy (years)	1
Decrease Of One Year In Life Expectancy [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(4.5)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	(0.5)
Increase (decrease) in life expectancy (years)	1
Increase Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(9.8)
Increase/(decrease) in Service Cost	(0.2)
Increase/(decrease) in Net Periodic Pension Cost	(0.8)
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Discount Rate [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	10.6
Increase/(decrease) in Service Cost	0.2
Increase/(decrease) in Net Periodic Pension Cost	0.8
Percentage of assumptions increase (decrease)	0.25%
Increase Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	10.2
Increase/(decrease) in Service Cost	0.2
Increase/(decrease) in Net Periodic Pension Cost	1.1
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Salary And Inflation Rates [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(9.4)
Increase/(decrease) in Service Cost	(0.2)
Increase/(decrease) in Net Periodic Pension Cost	(1.1)
Percentage of assumptions increase (decrease)	0.25%
Increase Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	4.6
Increase/(decrease) in Service Cost	0.1
Increase/(decrease) in Net Periodic Pension Cost	0.5
Percentage of assumptions increase (decrease)	0.25%
Decrease Of 0.25% In Pension Increase Assumption [Member]
Pension And Other Employee Benefit Plans [Line Items]
Increase/(decrease) in Projected Benefit Obligation	(3.8)
Increase/(decrease) in Service Cost	(0.1)
Increase/(decrease) in Net Periodic Pension Cost	$ (0.5)
Percentage of assumptions increase (decrease)	0.25%

Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Asset Allocations) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Weighted-average asset allocations	100.00%	100.00%
Equities [Member]
Weighted-average asset allocations	48.10%	47.10%
Bonds [Member]
Weighted-average asset allocations	19.40%	18.50%
Property [Member]
Weighted-average asset allocations	0.60%	0.70%
Cash [Member]
Weighted-average asset allocations	11.40%	13.30%
Absolute Return Fund [Member]
Weighted-average asset allocations	20.50%	20.40%

Pension And Other Employee Benefit Plans (Schedule Of Long-Term Asset Allocation Ranges) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Equities [Member]
Long-term asset allocation	60.00%
Minimum [Member] | Bonds [Member]
Long-term asset allocation	10.00%
Minimum [Member] | Property [Member]
Long-term asset allocation	0.00%
Minimum [Member] | Other [Member]
Long-term asset allocation	0.00%
Maximum [Member] | Equities [Member]
Long-term asset allocation	80.00%
Maximum [Member] | Bonds [Member]
Long-term asset allocation	40.00%
Maximum [Member] | Property [Member]
Long-term asset allocation	10.00%
Maximum [Member] | Other [Member]
Long-term asset allocation	10.00%

Pension And Other Employee Benefit Plans (Schedule Of Expected Long-Term Rate Of Return On Assets) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equities	6.50%	7.00%
Property	5.50%	6.00%
Bonds	3.00%	3.50%
Cash	2.00%	2.00%
Absolute return fund	4.50%	6.00%

Pension And Other Employee Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 101.3
Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	48.7
Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19.7
Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.5
Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20.8
Quoted Prices In Active Markets (Level 1) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	100.7
Quoted Prices In Active Markets (Level 1) [Member] | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	48.7
Quoted Prices In Active Markets (Level 1) [Member] | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	19.7
Quoted Prices In Active Markets (Level 1) [Member] | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11.5
Quoted Prices In Active Markets (Level 1) [Member] | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20.8
Other Observable Inputs (Level 2) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Equities [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Bonds [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Cash [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Other Observable Inputs (Level 2) [Member] | Absolute Return Fund [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets
Unobservable Inputs (Level 3) [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0.6
Unobservable Inputs (Level 3) [Member] | Property [Member]
Pension And Other Employee Benefit Plans [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.6

Pension And Other Employee Benefit Plans (Summary Of Changes In Fair Value Of Level 3 Pension Plan Assets) (Detail) (Unobservable Inputs (Level 3) [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Unobservable Inputs (Level 3) [Member]
Beginning balance	$ 0.6
Unrealized loss on property assets
Ending balance	$ 0.6

Share-Based Compensation (Narrative) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period - in years		10
Percentage of increase in restricted stock units		3.24%
Equity-settled share-based compensation expense		$ 45,900,000	$ 35,300,000	$ 31,500,000
Equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures	12,600,000	12,600,000
Weighted-average period to recognize equity-settled share-based compensation expense related to unvested awards not yet recognized, in years		1 year 2 months 12 days
Janssen AI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-settled share-based awards expense		1,500,000	2,400,000	400,000
Shares Available For Issuance From 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	30,000,000	30,000,000			30,000,000
Shares made available for issuance	30,000,000	30,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value expensed over the vesting terms of options that vested		19,000,000	28,800,000	10,800,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		One
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		Three
EEPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	1,497,404	1,497,404	143,761
Shares made available for issuance	4,500,000	4,500,000
Weighted-average fair value of options granted		$ 4.46	$ 2.3	$ 1.84
Common stock at lower of fair market value, percentage		85.00%
Purchase of common stock limited per calendar year, amount		25,000
Common stock shares available for purchase in offering period	2,000
Shares issued					1,500,000
Shares issued		146,357	237,631	470,412
Shares Available For Issuance From 2006 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	1,292,215	1,292,215	6,082,810
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised		21,000,000	2,900,000	700,000
Total fair value expensed over the vesting terms of options that vested		11,000,000	21,600,000	13,400,000
Weighted-average fair value of options granted		$ 6.24	$ 3.53	$ 3.73
Equity-settled share-based compensation expense		$ 22,600,000	$ 14,000,000	$ 13,400,000
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		One
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (years)		Three

Share-Based Compensation (Schedule Number Of Options Outstanding) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	18,197	19,451	18,208
Options Outstanding - 1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	2,629	3,663
Options Outstanding - 1998 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total		123
Options Outstanding - 1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	1,489	3,364
Options Outstanding - 2006 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	14,079	12,301

Share-Based Compensation (Schedule Of Total Employee And Non-Employee Stock Options Outstanding Vested And Expected To Vest And Exercisable) (Detail) (USD $)
In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Stock options outstanding, Opening balance	19,451		18,208
No. of Options, Exercised	(3,278)		(713)
No. of Options, Granted	5,182		4,241
No. of Options, Forfeited	(1,023)		(489)
No. of Options, Expired	(2,135)		(1,796)
Stock options outstanding, Closing balance	18,197		19,451
WAEP, Opening balance	$ 10.55	[1]	$ 13.14	[1]
No. of Options, Vested and expected to vest at December 31, 2012	17,399
WAEP, Exercised	$ 5.65	[1]	$ 6.22	[1]
No. of Options, Exercisable at December 31, 2012	12,522
WAEP, Granted	$ 12.23	[1]	$ 7.62	[1]
WAEP, Forfeited	$ 11.24	[1]	$ 8.84	[1]
WAEP, Expired	$ 17.82	[1]	$ 32.01	[1]
WAEP, Closing balance	$ 10.77	[1]	$ 10.55	[1]
WAEP, Vested and expected to vest at December 31, 2012	$ 10.76	[1]
WAEP, Exercisable at December 31, 2012	$ 11.06	[1]
Weighted Average Remaining Contractual Life, Outstanding at December 31,2012 (in years)	6 years 2 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2012 (in years)	6 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable at December 31, 2012 (in years)	5 years
Aggregate intrinsic value, Outstanding at December 31, 2012	$ 29
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012	28.1
Aggregate intrinsic value, Exercisable at December 31, 2012	$ 21.6

[1]	Weighted-average exercise price

Share-Based Compensation (Schedule Of Range Of Exercise Prices And Weighted-Average Remaining Contractual Life Of Outstanding And Exercisable Options) (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
$2.70-$10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	8,707
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 3 months 18 days
Options Outstanding, WAEP	$ 6.89
Options Exercisable	6,298
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 7 months 6 days
Options Exercisable, WAEP	$ 6.78
Exercise price, Lower range	$ 2.7
Exercise price, Upper range	$ 10
$10.01-$24.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	9,203
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 2 months 12 days
Options Outstanding, WAEP	$ 13.98
Options Exercisable	5,937
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 6 months
Options Exercisable, WAEP	$ 14.9
Exercise price, Lower range	$ 10.01
Exercise price, Upper range	$ 24.98
$24.99-$34.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	287
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Outstanding, WAEP	$ 25.72
Options Exercisable	287
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days
Options Exercisable, WAEP	$ 25.72
Exercise price, Lower range	$ 24.99
Exercise price, Upper range	$ 34.68
$2.70-$34.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	18,197
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 2 months 12 days
Options Outstanding, WAEP	$ 10.77
Options Exercisable	12,522
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years
Options Exercisable, WAEP	$ 11.06
Exercise price, Lower range	$ 2.7
Exercise price, Upper range	$ 34.68

Share-Based Compensation (Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.86%		1.56%		2.04%
Expected volatility	59.20%		52.40%		65.40%
Expected dividend yield
Expected life		[1]		[1]		[1]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 10 months 24 days		4 years 9 months 18 days		4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 9 months 18 days		7 years 6 months		7 years 6 months

[1]	The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Share-Based Compensation (Schedule Of Restricted Stock Units) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of RSUs Non-vested, Opening balance	3,902	4,642
No. of RSUs, Granted	2,303	3,312
No. of RSUs, Vested	(2,145)	(3,052)
No. of RSUs, Forfeited	(695)	(1,000)
No. of RSUs Non-vested, Closing balance	3,365	3,902
Non-vested Weighted-Average Grant Date Fair Value, Opening balance	$ 7.63	$ 9.38
Weighted-Average Grant Date Fair Value, Granted	$ 13	$ 6.82
Weighted-Average Grant Date Fair Value, Vested	$ 8.91	$ 9.47
Weighted-Average Grant Date Fair Value, Forfeited	$ 10.24	$ 7.45
Non-vested Weighted-Average Grant Date Fair Value, Closing balance	$ 9.95	$ 7.63

Share-Based Compensation (Schedule Of Assumptions Used To Calculate Estimated Fair Values Of Options Granted) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price	$ 12.23	[1]	$ 7.62	[1]
Expected life		[2]		[2]		[2]
Expected dividend yield
Risk-free interest rate	0.86%		1.56%		2.04%
EEPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average share price	$ 13.97		$ 8		5.61
Weighted-average exercise price	$ 11.88		$ 6.8		4.77
Expected volatility	60.50%	[3]	49.70%	[3]	63.90%	[3]
Expected life	6 months		6 months		6 months
Expected dividend yield
Risk-free interest rate	0.09%		0.16%		0.21%

[1]	Weighted-average exercise price
[2]	The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.
[3]	The expected volatility was determined based on the implied volatility of traded options on our stock.

Share-Based Compensation (Schedule Of Share-Based Compensation Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 45.9	$ 35.3	$ 31.5
Continuing Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	35.3	22.2	19.6
Continuing Operations [Member] | Selling, General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	21.2	12.7	12.2
Continuing Operations [Member] | Research And Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	8.1	8.9	6.4
Continuing Operations [Member] | Other Net Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	6	0.6	1
Discontinued Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	10.6	13.1	11.9
Discontinued Operations [Member] | Cost Of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	0.2	1.1	1.6
Discontinued Operations [Member] | Selling, General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	1.7	3.9	5.1
Discontinued Operations [Member] | Research And Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	7.9	6	5.2
Discontinued Operations [Member] | Other Net Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense		0.5
Discontinued Operations [Member] | Net (Loss)/Gain) On Divestment Of Business [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 0.8	$ 1.6

Share-Based Compensation (Schedule Of Share-Based Compensation Arose Under Awards) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity-settled share-based compensation expense	$ 45.9	$ 35.3	$ 31.5
Stock Options [Member]
Equity-settled share-based compensation expense	22.6	14	13.4
RSUs [Member]
Equity-settled share-based compensation expense	22.7	20.7	17.2
EEPP [Member]
Equity-settled share-based compensation expense	$ 0.6	$ 0.6	$ 0.9

Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Fair value of Level one assets	$ 615.5	$ 288.3
Foreign Exchange Forward Contract [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Derivative liabilities	0.3
Unobservable Inputs (Level 3) [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair value of Level one assets
Equities [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Unrealized gain (loss) on investment securities	$ 17.5

Fair Value Measurements (Schedule Of Fair Value Of Financial Assets Measured On Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 431.3	$ 271.7	$ 422.5	$ 836.5
Restricted cash and cash equivalents - current	2.6	2.6
Restricted cash and cash equivalents - non-current	13.7	13.7
Available-for-sale equity securities - current	150.4	0.3
Total	615.5	288.3
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	431.3	271.7
Restricted cash and cash equivalents - current	2.6	2.6
Restricted cash and cash equivalents - non-current	13.7	13.7
Available-for-sale equity securities - current	167.9	0.3
Total	615.5	288.3
Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash and cash equivalents - current
Restricted cash and cash equivalents - non-current
Available-for-sale equity securities - current
Total
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Restricted cash and cash equivalents - current
Restricted cash and cash equivalents - non-current
Available-for-sale equity securities - current
Total

Fair Value Measurements (Summary Of Changes In Fair Value Of Level 3 Financial Assets Measured At Fair Value On Recurring Basis) (Detail) (Auction Rate Securities [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0.2
Realized gains included in net investment gains
Unrealized losses included in other comprehensive income
Disposals	$ (0.2)

Fair Value Measurements (Schedule Of Principal Amounts And Fair Values Of Debt Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 6.25% Notes [Member]	Oct. 31, 2012 6.25% Notes [Member]	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]
Derivative Financial Instruments [Line Items]
Principal Amount	$ 600	$ 624.5	$ 600	$ 600	$ 472.1	$ 625	$ 152.4	$ 200
Fair Value	$ 628.1	$ 665.1	$ 628.1		$ 503.4		$ 161.7

Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2011 sqft	Dec. 31, 2010
Schedule Of Operating Leases [Line Items]
Space sublet under lease agreement square feet	55,000
Space sublet under lease agreement square feet vacated	205,000
Area of facility closed		113,000
Operating leases expenses	$ 19.2	$ 23.8	$ 27.9
Operating subleasing agreement	2.8	2.8	2.3
Total amount of future minimum sublease payments	10.4	6.4
Net book value of assets acquired under capital leases			1.5
Accumulated depreciation expense related to assets under capital leases			71.8
Depreciation expense related to assets under capital leases		0.3	1.4
Set off of sale and lease back transactions			31.2
Charge against termination of the leases		$ 0.1
EDT King of Prussia [Member]
Schedule Of Operating Leases [Line Items]
Space sublet under lease agreement square feet	50,000
South San Francisco [Member]
Schedule Of Operating Leases [Line Items]
Operating leases, optional additional term, years	5
Space lease term expire date	November 2014
South San Francisco [Member] | Prothena [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	26,000
South San Francisco [Member] | R&D Administration And Other Corporate Functions [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	260,000
Dublin [Member] | Treasury Building [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	41,000
Operating leases, optional additional term, years	10
Dublin [Member] | Janssen AI [Member]
Schedule Of Operating Leases [Line Items]
Space lease term expire date	July 2014
Space sublet under lease agreement square feet	0
New York [Member] | Sublease [Member]
Schedule Of Operating Leases [Line Items]
Lease term expire date	2015-02
Massachusetts [Member] | R&D Sales And Administrative [Member]
Schedule Of Operating Leases [Line Items]
Number of square feet of space utilized	11,830
Lease term expire date	2017
Equipment And Vehicles [Member] | Minimum [Member]
Schedule Of Operating Leases [Line Items]
Operating leases, term, years	3
Equipment And Vehicles [Member] | Maximum [Member]
Schedule Of Operating Leases [Line Items]
Operating leases, term, years	5

Leases (Schedule Of Future Minimum Rental Commitments For Operating Leases) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
2013	$ 21.3
2014	20.4
2015	14.1
2016	14.4
2017	14.6
2018 and thereafter	24.4
Total	$ 109.2 [1]

[1]	The future minimum rental commitments include the commitments in respect of lease contracts where the future lease commitments exceeds the future expected economic benefit that we expect to derive from the leased asset which has resulted in the recognition of an onerous lease accrual.

Commitments And Contingencies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments for purchase of property, plant and equipment	$ 0.1	$ 3
Commitments on investments	$ 2	$ 2.6

Litigation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 Zonegran [Member]	Dec. 31, 2010 Zonegran [Member]
Loss Contingencies [Line Items]
Litigation settlement, gross			$ 203.5
Settlement reserve charge	$ 1	$ 0.7		$ 206.3

Related Parties (Narrative) (Detail)	1 Months Ended	12 Months Ended								3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended								1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended		12 Months Ended
	Dec. 20, 2012 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 6.25% Notes [Member]	Oct. 31, 2012 6.25% Notes [Member]	Dec. 31, 2012 Dr. Bloom [Member] USD ($)	Dec. 31, 2012 Dr. Bloom [Member] USD ($) D	Dec. 31, 2011 Dr. Bloom [Member] USD ($)	Sep. 16, 2011 Alkermes Plc [Member] USD ($)	Mar. 31, 2012 Alkermes Plc [Member] USD ($)	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member] USD ($)	Dec. 31, 2012 Alkermes Plc [Member] USD ($)	Dec. 31, 2011 Alkermes Plc [Member] USD ($)	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member] USD ($)	Dec. 31, 2012 Prothena [Member] USD ($)	Dec. 31, 2012 Prothena [Member] USD ($)	Dec. 31, 2012 Janssen AI [Member] USD ($)	Dec. 31, 2011 Janssen AI [Member] USD ($)	Dec. 31, 2010 Janssen AI [Member] USD ($)	Dec. 31, 2012 Mr. Martin [Member] USD ($)	Dec. 31, 2005 Mr. Martin [Member] USD ($)	Dec. 31, 2005 Mr. Martin [Member] Prior To Amended Employment Agreement Taking Effect [Member] USD ($)	Dec. 31, 2005 Mr. Martin [Member] After Amended Employment Agreement Taking Effect [Member]	Jun. 30, 2010 Mr. Martin [Member] After Amendment Employment Agreement Taking Effect [Member] USD ($)	Dec. 20, 2012 Mr. Martin [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 Mr. Martin [Member] Stock Options [Member] USD ($)	Dec. 20, 2012 Mr. Martin [Member] RSUs [Member]	Dec. 31, 2012 Mr. Martin [Member] RSUs [Member]	Jun. 30, 2010 Mr. Martin [Member] Minimum [Member] After Amendment Employment Agreement Taking Effect [Member] USD ($)	Jun. 30, 2010 Mr. Martin [Member] Maximum [Member] After Amendment Employment Agreement Taking Effect [Member] USD ($)	Dec. 31, 2012 Dr. Selkoe [Member] USD ($) D Y	Dec. 31, 2011 Dr. Selkoe [Member] USD ($)	Dec. 31, 2012 Dr. Selkoe [Member] Quarterly [Member] USD ($)	Dec. 31, 2011 Dr. Selkoe [Member] Annually [Member] USD ($)	Dec. 31, 2010 Dr. Selkoe [Member] Annually [Member] USD ($)	Jun. 08, 2009 Director [Member]	Dec. 31, 2012 Director [Member] USD ($)	Sep. 17, 2010 Director [Member] USD ($)	Dec. 31, 2012 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2012 Mr. McLaughlin [Member] EUR (€)	Dec. 31, 2011 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2011 Mr. McLaughlin [Member] EUR (€)	Dec. 31, 2010 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2012 Mr. McLaughlin [Member] 6.25% Notes [Member] USD ($)	Dec. 31, 2012 Mr. Hasler [Member] USD ($)
Related Party Transaction [Line Items]
Equity interest percentage						30.00%							25.00%	6.00%		25.00%	25.00%				18.00%	18.00%		49.90%													49.90%
Transition service fees for providing administrative, information technology and research and development services																	$ 300,000	$ 1,100,000							$ 3,700,000
Sublease rental income, received																							2,400,000	2,200,000	2,300,000
Total expense relating to equity-settled share based awards																							1,500,000	2,400,000	400,000
Cash received from divesture of business				500,000,000		4,300,000										500,000,000
Ordinary shares received from divesture of businesses													31,900,000	7,750,000		31,900,000
Carrying amount of equity method investment, less carrying value and transaction costs		14,000,000		675,800,000		209,000,000	235,000,000						528,600,000			528,600,000	528,600,000	527,900,000
Equity method investment closing share price													$ 16.57			$ 16.57
Ordinary shares sold														24,150,000	24,150,000		24,150,000		7,750,000
Net proceeds		380,900,000												380,900,000						169,700,000
Receivables from related party																		1,900,000
Number of shares issued																					3,200,000	3,200,000
Initial carrying value of available for sale investment																	126,500,000				22,900,000	22,900,000
Cash distribution to Prothena Corporation, plc	125,000,000	125,000,000
Service agreement period	2 years
Fixed charge to Prothena per year	500,000
Officers' compensation																												798,000		750,000					800,000	1,000,000															600,000
Ordinary shares with an exercise price per share																											$ 12.03
Officers' compensation, Shares		5,182,000		4,241,000																									750,000
Share grant to employee																															501,754	486,000	83,626	81,000																	375,000
Exercise price per share		$ 5.65	[1]	$ 6.22	[1]																										$ 13.36	$ 13.79
Vesting period		10 years																								2 years																									3 years
Labor and related expense																										50,000
Total invoiced value of services																																													1,300,000	70,800	200,000	11,800	300,000	1,100,000
Interest rate of Notes		6.25%						6.25%	6.25%																																									6.25%
Termination of consultancy arrangement																																							Jul 1, 2015						Jun 30, 2012	Jun 30, 2012
Noninterest director fees																																					61,000		12,500	50,000	50,000
Date of termination in years																																					3
Agreement terminated upon written notice, in days											30																										30
Increase in fee payable																																							18,000
Received a fee in respect of services																																						1,600
Aggregate amount in settlement of all cost																																												300,000
Percentage of issued share capital																																										0.50%	3.00%
Legal expenses reimbursed																																											500,000
Payment of fees										$ 12,500	$ 50,000	$ 44,674

[1]	Weighted-average exercise price

Related Parties (Schedule Of Transactions With Directors) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Related parties transaction vesting period	10 years
Chairman's Fee [Member]
Related Party Transaction [Line Items]
Fees	$ 150,000	[1]	$ 150,000
Fair value of equity award	400,000		400,000
Non-interest director fees	550,000		550,000
Director's Fee [Member]
Related Party Transaction [Line Items]
Fees	55,000	[2]
Lead Independent Director's Fee [Member]
Related Party Transaction [Line Items]
Fees	20,000
Audit Committee Chairman's Fee [Member]
Related Party Transaction [Line Items]
Fees	25,000	[3]
Audit Committee Member's Fee [Member]
Related Party Transaction [Line Items]
Fees	15,000
Other Committee Chairman's Fee [Member]
Related Party Transaction [Line Items]
Fees	20,000	[3]
Other Committee Member's Fee [Member]
Related Party Transaction [Line Items]
Fees	12,500
Board Of Directors Chairman [Member]
Related Party Transaction [Line Items]
Equity	400,000	[1]
Other Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Equity	$ 200,000	[2]
After Retirement From Board [Member]
Related Party Transaction [Line Items]
Related parties transaction vesting period	90 days

[1]	The chairman's compensation for 2013 consists of a fee of $150,000 (2012: $150,000) and RSUs with a grant date fair value of $400,000 (2012:$400,000), amounting to a total value of $550,000 in 2013 (2012: $550,000). The chairman does not receive additional compensation for sitting on board committees.
[2]	Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2012, Dr. Ekman (retired December 7, 2012), Mr. McGowan, Mr. McLaughlin and Dr. von Eschenbach elected to receive all or part of their fee payments in the form of RSUs.
[3]	Inclusive of committee membership fee.

Development And Marketing Collaboration Agreements (Detail) (USD $)	12 Months Ended				12 Months Ended					1 Months Ended			3 Months Ended			12 Months Ended			12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Elan [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]	Dec. 31, 2012 Johnson And Johnson AIP Agreements [Member]	Sep. 17, 2009 Johnson And Johnson AIP Agreements [Member]	Sep. 17, 2009 Johnson And Johnson Share Ownership [Member]	Dec. 31, 2012 Johnson & Johnson [Member]	Sep. 30, 2009 Johnson & Johnson [Member]	Sep. 30, 2012 Janssen AI [Member]	Dec. 31, 2012 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2012 Transition Therapeutics, Inc. [Member]	Dec. 31, 2010 Transition Therapeutics, Inc. [Member]	Dec. 31, 2012 Transition Therapeutics, Inc. [Member] Maximum [Member] Milestone Payments [Member]	Dec. 31, 2012 Tysabri - ROW [Member]	Dec. 31, 2011 Tysabri - ROW [Member]	Dec. 31, 2010 Tysabri - ROW [Member]	Dec. 31, 2012 Total Tysabri [Member]	Dec. 31, 2011 Total Tysabri [Member]	Dec. 31, 2010 Total Tysabri [Member]	Dec. 31, 2008 Total Tysabri [Member] Biogen Idec [Member]	Jul. 31, 2008 Total Tysabri [Member] Biogen Idec [Member]	Dec. 31, 2012 Total Tysabri [Member] Biogen Idec [Member]	Dec. 31, 2008 Total Tysabri [Member] Biogen Idec [Member] Minimum [Member]	Jul. 31, 2008 Total Tysabri [Member] Biogen Idec [Member] Minimum [Member]	Dec. 31, 2012 Tysabri - U.S. [Member]	Dec. 31, 2011 Tysabri - U.S. [Member]	Dec. 31, 2010 Tysabri - U.S. [Member]	Dec. 31, 2012 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member] Modified Collaboration Agreement [Member]	Dec. 31, 2012 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member] Milestone Payment Under Original Agreement [Member] Modified Collaboration Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Global in-market sales					$ 2,000,000,000														$ 745,100,000	$ 764,100,000	$ 636,800,000	$ 1,631,100,000	$ 1,510,600,000	$ 1,230,000,000
Total product revenue	200,000	4,000,000	43,100,000																316,600,000	317,600,000	258,300,000									886,000,000	746,500,000	593,200,000
Collaboration milestone payments																									50,000,000	75,000,000
Annual global in-market net product sales required to maintain profit share																												1,100,000,000	700,000,000
Profit share percentage																									50.00%	50.00%	50.00%
Upfront payment to be received after exit from the existing collaboration arrangements					3,250,000,000
Percentage of royalty interest earned					12.00%
Percentage of royalty interest earned						18.00%	25.00%
Investment made in exchange for newly issued American Depositary Receipts									885,000,000
Percentage shareholder ownership										18.40%
Fund committed	400,000,000											500,000,000
Equity method investment in subsidiary			30.00%										49.90%		49.90%	30.00%
Percentage of economic interest								25.00%
Additional fund committed	400,000,000			76,900,000							29,900,000	400,000,000
Remaining funding commitment														93,200,000
Non-cash impairment charges													117,300,000
Payment to acquire IPR&D																	9,000,000
Collaboration milestone amounts payable																		$ 93,000,000															$ 11,000,000	$ 25,000,000
Notice period for termination of collaboration agreement for material breach or because of insolvency of other party minimum days																90 days

Supplemental Guarantor Information (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Supplemental Guarantor Financial Information [Line Items]
Debt instrument, interest rate	6.25%
Subsidiary guarantors	100.00%
Board Of Directors [Member] | Minimum [Member]
Supplemental Guarantor Financial Information [Line Items]
Payments, transfers of property or services with fair market value	5
Board of Directors and Opinion of Independent Financial Advisor [Member] | Minimum [Member]
Supplemental Guarantor Financial Information [Line Items]
Payments, transfers of property or services with fair market value	15

Supplemental Guarantor Information (Condensed Consolidating Statements Of Operations) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing Operations
Revenue	$ 0.2	$ 4	$ 44.1
Cost of sales	0.2	0.8	12.2
Gross margin		3.2	31.9
Operating expenses:
Selling, general and administrative expenses	113.6	107.2	124.2
Research and development expenses	95	106.8	128.5
Settlement reserve charge			206.3
Net gain on divestment of businesses			(1)
Other net (gains)/charges	168.9	24.3	52.8
Total operating (gains)/expenses	377.5	238.3	510.8
Operating (loss)/income	(377.5)	(235.1)	(478.9)
Net interest and investment (gains)/losses	355.7	230.4	134.6
Income/(loss) before provision for income taxes	(733.2)	(465.5)	(613.5)
Provision for/(benefit from) income taxes	(360.5)	(12)	(52.2)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014	236.6
Share of net income from discontinued operations (net of tax)	235.3	1,014	236.6
Net (loss)/income for the year	(137.4)	560.5	(324.7)
Elan Finance Plc [Member]
Operating expenses:
Net interest and investment (gains)/losses	(0.7)	0.1	(1.2)
Income/(loss) before provision for income taxes	0.7	(0.1)	1.2
Provision for/(benefit from) income taxes	0.2	(0.1)	0.3
Net income/(loss) from continuing operations	0.5		0.9
Discontinued Operations
Net (loss)/income for the year	0.5		0.9
Parent Company [Member]
Operating expenses:
Selling, general and administrative expenses	51.6	43.5	62.8
Net gain on divestment of businesses	17.1
Other net (gains)/charges			0.9
Total operating (gains)/expenses	68.7	43.5	63.7
Operating (loss)/income	(68.7)	(43.5)	(63.7)
Share of net gains/(losses) of subsidiaries	(304)	(410)	(497.6)
Income/(loss) before provision for income taxes	(372.7)	(453.5)	(561.3)
Net income/(loss) from continuing operations	(372.7)	(453.5)	(561.3)
Discontinued Operations
Share of net income from discontinued operations (net of tax)	253.3	1,014	236.6
Net (loss)/income for the year	(137.4)	560.5	(324.7)
Guarantor Subsidiaries [Member]
Continuing Operations
Revenue	1,045	841.4	766.2
Cost of sales	750.5	638.9	500.5
Gross margin	294.5	202.5	265.7
Operating expenses:
Selling, general and administrative expenses	111.5	113.8	109.3
Research and development expenses	309.5	226.9	299.6
Settlement reserve charge			206.3
Net gain on divestment of businesses	(17.1)	67	(1)
Other net (gains)/charges	168.6	25.5	52.9
Total operating (gains)/expenses	572.5	433.2	667.1
Operating (loss)/income	(278)	(230.7)	(401.4)
Net interest and investment (gains)/losses	345.9	241.3	141.6
Income/(loss) before provision for income taxes	(623.9)	(472)	(543)
Provision for/(benefit from) income taxes	(360.7)	(11.9)	52.5
Net income/(loss) from continuing operations	(263.2)	(460.1)	(490.5)
Discontinued Operations
Net income from discontinued operations (net of tax)	235.3	1,014	236.6
Net (loss)/income for the year	(27.9)	553.9	(253.9)
Non-Guarantor Subsidiaries [Member]
Continuing Operations
Revenue	0.7
Gross margin	0.7
Operating expenses:
Selling, general and administrative expenses	6.2	5.1	5.2
Research and development expenses	25	22.8	9.1
Net gain on divestment of businesses		(67)
Other net (gains)/charges	0.3		(0.5)
Total operating (gains)/expenses	31.5	(39.1)	13.8
Operating (loss)/income	(30.8)	39.1	(13.8)
Net interest and investment (gains)/losses	10.5	(11)	(5.8)
Income/(loss) before provision for income taxes	(41.3)	50.1	(8)
Net income/(loss) from continuing operations	(41.3)	50.1	(8)
Discontinued Operations
Net (loss)/income for the year	(41.3)	50.1	(8)
Elimination Adjustments [Member]
Continuing Operations
Revenue	(1,045.5)	(837.4)	(722.1)
Cost of sales	(750.3)	(638.1)	(488.3)
Gross margin	(295.2)	(199.3)	(233.8)
Operating expenses:
Selling, general and administrative expenses	(55.7)	(55.2)	(53.1)
Research and development expenses	(239.5)	(142.9)	(180.2)
Other net (gains)/charges		(1.2)	(0.5)
Total operating (gains)/expenses	(295.2)	(199.3)	(233.8)
Share of net gains/(losses) of subsidiaries	304	410	497.6
Income/(loss) before provision for income taxes	304	410	497.6
Net income/(loss) from continuing operations	304	410	497.6
Discontinued Operations
Share of net income from discontinued operations (net of tax)	(235.3)	(1,014)	(236.6)
Net (loss)/income for the year	$ 68.7	$ (604)	$ 261

Supplemental Guarantor Information (Condensed Consolidating Balance Sheets) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 431.3	$ 271.7	$ 422.5	$ 836.5
Restricted cash - current	2.6	2.6
Accounts receivable, net	193.5	167.7
Assets held for sale	220.1
Investment securities - current	167.9	0.3
Inventory	24.9	23.8
Deferred tax assets - current	380.9	26.2
Prepaid and other current assets	13.2	25.7
Total current assets	1,409.5	518
Property, plant and equipment, net	12.7	83.2
Goodwill and other intangible assets, net	99	309.9
Equity method investment	14	675.8	209	235
Investment securities - non-current	8.6	9.8
Restricted cash - non-current	13.7	13.7
Deferred tax assets - non-current	64.6	118.9
Other assets	18.1	24.5
Total assets	1,640.2	1,753.8
Current Liabilities:
Accounts payable	45.6	46.4
Accrued and other current liabilities	314.1	229.9
Total current liabilities	359.7	276.3
Long term debts	600	615
Other liabilities	62.3	60.7
Total liabilities	1,022	952
Shareholders' equity/(deficit)	618.2	801.8	194.3	494.2
Total liabilities and shareholders' equity/(deficit)	1,640.2	1,753.8
Elan Finance Plc [Member]
Current Assets:
Cash and cash equivalents	2.7	1.8	1.7	9.8
Intercompany receivables	5.3	22.8
Deferred tax assets - current	0.2	0.1
Total current assets	8.2	24.7
Intercompany receivables	588	588.4
Deferred tax assets - non-current	0.3	0.6
Other assets	11.8	11.1
Total assets	608.3	624.8
Current Liabilities:
Accrued and other current liabilities	9.6	11.4
Intercompany payables	0.1	0.2
Total current liabilities	9.7	11.6
Long term debts	600	615
Total liabilities	609.7	626.6
Shareholders' equity/(deficit)	(1.4)	(1.8)
Total liabilities and shareholders' equity/(deficit)	608.3	624.8
Parent Company [Member]
Current Assets:
Cash and cash equivalents	0.1	0.8	0.3	3.5
Intercompany receivables	2,979	2,964
Total current assets	2,979.1	2,964.8
Total assets	2,979.1	2,964.8
Current Liabilities:
Accrued and other current liabilities	0.1	0.1
Intercompany payables	2,147.2	1,975.4
Total current liabilities	2,147.3	1,975.5
Intercompany payables	174.5	175.3
Other liabilities	39.1	12.2
Total liabilities	2,360.9	2,163
Shareholders' equity/(deficit)	618.2	801.8
Total liabilities and shareholders' equity/(deficit)	2,979.1	2,964.8
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	412.3	265.7	279.4	421.6
Restricted cash - current	2.6	2.6
Accounts receivable, net	193.5	167.7
Assets held for sale	113.8
Investment securities - current	1.1	0.3
Inventory	25.1	42.2
Intercompany receivables	4,308.2	3,646.3
Deferred tax assets - current	380.7	26.1
Prepaid and other current assets	13.2	25.7
Total current assets	5,450.5	4,176.6
Property, plant and equipment, net	12.7	83.2
Goodwill and other intangible assets, net	3	107
Equity method investment		130.6
Investment securities - non-current	8.6	9.8
Investments in subsidiaries	12,545.2	12,545.6
Restricted cash - non-current	13.7	13.7
Intercompany receivables	7,241.9	7,021.6
Deferred tax assets - non-current	64.3	123.5
Other assets	6.3	13.3
Total assets	25,346.2	24,224.9
Current Liabilities:
Accounts payable	45.6	46.4
Accrued and other current liabilities	302.7	210.6
Intercompany payables	6,268	5,446.6
Total current liabilities	6,616.3	5,703.6
Intercompany payables	11,834.8	11,614.9
Other liabilities	23.2	53.7
Total liabilities	18,474.3	17,372.2
Shareholders' equity/(deficit)	6,871.9	6,852.7
Total liabilities and shareholders' equity/(deficit)	25,346.2	24,224.9
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	16.2	3.4	141.1	401.6
Investment securities - current	166.8
Intercompany receivables	638.7	140.3
Total current assets	821.7	143.7
Equity method investment	14	545.2
Intercompany receivables	1.1	1.1
Total assets	836.8	690
Current Liabilities:
Accrued and other current liabilities	0.1
Intercompany payables	160.5	5.7
Total current liabilities	160.6	5.7
Total liabilities	160.6	5.7
Shareholders' equity/(deficit)	676.2	684.3
Total liabilities and shareholders' equity/(deficit)	836.8	690
Elimination Adjustments [Member]
Current Assets:
Assets held for sale	106.3
Inventory	(25.1)	(18.4)
Intercompany receivables	(7,931.2)	(6,773.4)
Total current assets	(7,850)	(6,791.8)
Goodwill and other intangible assets, net	96	202.9
Investments in subsidiaries	(12,545.2)	(12,545.6)
Intercompany receivables	(7,831)	(7,611.1)
Deferred tax assets - non-current		(5.2)
Other assets		0.1
Total assets	(28,130.2)	(26,750.7)
Current Liabilities:
Accrued and other current liabilities	1.6	7.8
Intercompany payables	(8,575.8)	(7,427.9)
Total current liabilities	(8,574.2)	(7,420.1)
Intercompany payables	(12,009.3)	(11,790.2)
Other liabilities		(5.2)
Total liabilities	(20,583.5)	(19,215.5)
Shareholders' equity/(deficit)	(7,546.7)	(7,535.2)
Total liabilities and shareholders' equity/(deficit)	$ (28,130.2)	$ (26,750.7)

Supplemental Guarantor Information (Condensed Consolidating Statements Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$ 55.3	$ (120.2)	$ 68.2
Cash flows from investing activities:
Decrease in restricted cash		206.8	(191.4)
Proceeds from disposal of property, plant and equipment		1.3	0.1
Purchase of property, plant and equipment	(10.3)	(27.3)	(40.9)
Purchase of intangible assets	(1.8)	(2.5)	(3.6)
Purchase of equity method investment		(20)
Purchase of investment securities	(0.7)	(0.6)	(0.9)
Sale of investment securities		2.8	16.4
Funding of equity method investment in Janssen AI	(76.9)
Proceeds from business disposals		500	4.3
Receipt of deferred consideration	12
Proceeds from sale of equity method investment	380.9
Net cash provided by/(used in) investing activities	303.2	660.5	(216)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(125)
Proceeds from employee stock issuances	20.8	6.3	1.8
Repayment of loans	(682.5)	(697.3)	(455)
Net proceeds from debt issuances	587.9		187.1
Repayment of government grants
Net cash used in financing activities	(198.8)	(691)	(266.1)
Effect of exchange rate changes on cash	(0.1)	(0.1)	(0.1)
Net increase/(decrease) in cash and cash equivalents	159.6	(150.8)	(414)
Cash and cash equivalents at beginning of year	271.7	422.5	836.5
Cash and cash equivalents at end of year	431.3	271.7	422.5
Elan Finance Plc [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	95.5	697.4	259.8
Cash flows from financing activities:
Repayment of loans	(682.5)	(697.3)	(455)
Net proceeds from debt issuances	587.9		187.1
Repayment of government grants
Net cash used in financing activities	(94.6)	(697.3)	(267.9)
Net increase/(decrease) in cash and cash equivalents	0.9	0.1	(8.1)
Cash and cash equivalents at beginning of year	1.8	1.7	9.8
Cash and cash equivalents at end of year	2.7	1.8	1.7
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(21.5)	(5.8)	(5)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(99)
Proceeds from employee stock issuances	20.8	6.3	1.8
Loans to group undertakings	99
Repayment of government grants
Net cash used in financing activities	20.8	6.3	1.8
Net increase/(decrease) in cash and cash equivalents	(0.7)	0.5	(3.2)
Cash and cash equivalents at beginning of year	0.8	0.3	3.5
Cash and cash equivalents at end of year	0.1	0.8	0.3
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	36.5	(826.2)	(176.2)
Cash flows from investing activities:
Decrease in restricted cash		206.8	(191.4)
Proceeds from disposal of property, plant and equipment		1.3	0.1
Purchase of property, plant and equipment	(10.3)	(27.3)	(40.9)
Purchase of intangible assets	(1.8)	(2.5)	(3.6)
Purchase of investment securities	(0.7)	(0.6)	(0.9)
Sale of investment securities		2.8	16.4
Funding of equity method investment in Janssen AI	(76.9)
Proceeds from business disposals		500	4.3
Receipt of deferred consideration	12
Net cash provided by/(used in) investing activities	(77.7)	680.5	(216)
Cash flows from financing activities:
Intercompany investments/capital contributions			(0.9)
Loans to group undertakings	187.9	132.1	251
Repayment of government grants
Net cash used in financing activities	187.9	132.1	250.1
Effect of exchange rate changes on cash	(0.1)	(0.1)	(0.1)
Net increase/(decrease) in cash and cash equivalents	146.6	(13.7)	(142.2)
Cash and cash equivalents at beginning of year	265.7	279.4	421.6
Cash and cash equivalents at end of year	412.3	265.7	279.4
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(55.2)	14.4	(10.4)
Cash flows from investing activities:
Purchase of equity method investment		(20)
Proceeds from sale of equity method investment	380.9
Net cash provided by/(used in) investing activities	380.9	(20)
Cash flows from financing activities:
Cash distribution to Prothena Corporation, plc	(26)
Intercompany investments/capital contributions			0.9
Loans to group undertakings	(286.9)	(132.1)	(251)
Repayment of government grants
Net cash used in financing activities	(312.9)	(132.1)	(250.1)
Net increase/(decrease) in cash and cash equivalents	12.8	(137.7)	(260.5)
Cash and cash equivalents at beginning of year	3.4	141.1	401.6
Cash and cash equivalents at end of year	16.2	3.4	141.1
Elimination Adjustments [Member]
Cash flows from financing activities:
Repayment of government grants

Subsequent Events (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]
Subsequent Event [Line Items]
Upfront payment to be received after exit from the existing collaboration arrangements							$ 3,250,000,000
Percentage of royalty interest earned							12.00%
Global net sales							2,000,000,000
Percentage of royalty interest earned								18.00%	25.00%
Ordinary shares sold		24.15	24.15	24.15	7.75
Proceeds from sale of ordinary share	380,900,000	380,900,000				169,700,000
Gain on disposal of available-for-sale investment						$ 43,200,000

Valuation And Qualifying Accounts And Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year			$ 0.4		$ 0.4
Additions					0.4	[1]
Deductions			(0.4)	[2]	(0.4)	[2]
Balance at End of Year					0.4
Sales Returns And Allowances, Discounts, Charge Backs And Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	45.5	[3]	37.9	[3]	26.5	[3]
Additions	265.9	[1],[3]	188.8	[1],[3]	127.5	[1],[3]
Deductions	(260.9)	[2],[3]	(181.2)	[2],[3]	(116.1)	[2],[3]
Balance at End of Year	$ 50.5	[3]	$ 45.5	[3]	$ 37.9	[3]

[1]	Additions to allowance for doubtful accounts are recorded as an expense.
[2]	Represents amounts written off or returned against the allowance or reserves, or returned against earnings. Deductions to sales discounts and allowances relate to sales returns and payments.
[3]	Additions to sales discounts and allowances are recorded as a reduction of revenue.